CSMC 2021-RPL2 Trust ABS-15G

Exhibit 99.8

LOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
647000967	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2020. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. Comments on XX/XX/XXXX indicated there were damages to the property but an insurance claim was not filed. Comments indicated the following damages: XXX. There is no evidence repairs were completed. Comments on XX/XX/XXXX indicated there was date of loss of XX/XX/XXXX. There is XXX damage due to XXX. Estimated damages indicated to be about $X.XX. Additionally, there are cracks in foundation due to settling. Damages estimated to be $X.XX The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property was located in a XXX disaster area due to XXX. Details about the XXX disaster area was not provided. No mention of damages.	XX/XX/XXXX	XX/XX/XXXX
647000983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019. 06/04/2019 Servicer received written letter from borrower requesting a check be reissued for escrow payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018. The borrower confirmed the modification is complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020. The borrower called to discuss the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001003	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020. On 5/7/2020 the borrower called to dispute the late payments reported to the credit bureaus.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/10/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer. The borrower has submitted several written disputes from 12/10/2019 through 6/24/2020 regarding late payments reported to the credit bureaus.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2020. Borrower called to pay late fees on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001017	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2019. The borrower stated they had excessive obligations and made a payment of $749.64.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2019. The borrower advised that quit job in December since was going into the hospital all the time. The customer has not been approved for social security income yet; but only gets a pension of $1,540.00 per month. The modification documents and process were discussed since the homeowner was forced to retire due to health issues. Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018. Spoke to borrower and went over account details,m, borrower not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001035	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020. The personal representative called and stated will make two payments. Agent advised personal representative to make one payment and the other payment to principal and that will pay out the loan faster. Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001049	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. Borrower made a promise to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001054	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001057	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001060	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2019. The borrower was advised of the final modification terms and was informed the documents would be sent out during the week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001066	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. The borrower made a payment by phone for $772.45. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018. Comments show contact with borrower regarding fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is fair. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001076	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2019. Comments show borrower contact regarding loan status and payments, borrower could not commit to payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2017. Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Repairs completed. 100% inspection noted XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001094	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2018. Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019. On 7/5/2019 the borrower called regarding a letter received. The borrower did no commit to payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: An insurance claim was opened for XXX damage incurred on XX/XX/XXXX. Three checks were endorsed and released through a local branch, with the last one on XX/XX/XXXX per commentary on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019. The borrower made a payment in the amount of $1,168.45 with an agent. Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2018. The borrower was advised that the loan modification has been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is release from stay granted. The proof of claim was filed XX/XX/XXXX. A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2018. Spoke with the borrower who advise they will pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001117	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020. Borrower called in with questions regarding the unpaid second principal balance on Statements. Agent advised it is the deferred balance from modification and to be paid in full at maturity or payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. Commentary reflects discharged bankruptcy but did not contain the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001119	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020. An authorized third party called on 05/19/2020 to discuss the amount needed for the escrow shortage.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/01/2019. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Comments dating back to 04/01/2019 referenced a credit dispute was received regarding prior foreclosure information reporting incorrectly. The comments on 06/25/2019 indicated the issue was researched and it was determined the information was performing correctly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area due to XXX noted on XX/XX/XXXX. No damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2019. 09/12/2019 borrower made a payment of $850.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2020. On 07/17/2020 Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX. No damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647001128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2020. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX Commentary states funds were released for property damages.The subject property is located in an area declared a XXX disaster due to XXX; the comments reflect the subject property sustained XXX damage during the XXX. As of the review date, there is no unresolved property damage noted.	XX/XX/XXXX	XX/XX/XXXX
647001130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019. The borrower called in to get the principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX Property was located in a XXX disaster area due to XXX. No evidence of damage.	XX/XX/XXXX	XX/XX/XXXX
647001145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001147	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2020. The borrower made a payment by phone for $340.95
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017. Comments show borrower called to get terms of her previous modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001151	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2020. The borrower was contacted on 8/6/2020 regarding 1098 tax forms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001158	3	[3] MI Not Being Paid As Required [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2020. On 08/20/2020, the borrower called to discuss the loss draft disbursement of funds. The servicer advised the the second half of the first draw was ordered last Thursday. The borrower asked for the check to be reissued. The borrower also requested the final inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Insurance funds were received on XX/XX/XXXX in the amount of $X.XX for XXX damage to the property on XX/XX/XXXX. The claim is classified as monitored. As of XX/XX/XXXX, the repairs are still in process. The commentary dated XX/XX/XXXX reflects a 95% inspection received and approval to accept the inspection as final. The funds were released to the borrower. The details of the remaining repairs were not provided. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by a XXX as noted on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2019. Inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: An insurance claim was filed due to property damage during XXX on XX/XX/XXXX; as of XX/XX/XXXX, all repairs are 100% complete.	XX/XX/XXXX	XX/XX/XXXX
647001197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019. The borrower called in to set up payments over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments dated XX/XX/XXXX, previous property damage. Insurance claim was filed. The claim was classified as non-monitored due to the customer being current on the loan.	XX/XX/XXXX	XX/XX/XXXX
647001206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019. Borrower called in regards to 100% inspection request. Borrower also inquired on the documents they faxed over pertaining to damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXX as noted on XX/XX/XXXX. Damage was noted with a date of loss of XX/XX/XXXX due to the XXX. Final draw was released on XX/XX/XXXX and inspection was noted as 100% completed.	XX/XX/XXXX	XX/XX/XXXX
647001229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019. Authorized third party called to confirm payment for reinstatement was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2019. 11/01/2019 - borrower called in with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019. The borrower verified the insurance settlement documentation had been received via fax for the XXX damage. They were advised they may go to a local branch to endorse the check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster zone due to XXX noted on XX/XX/XXXX. A claim (# XXX) in the amount of $X.XX was made for XXX damage. The final check was released and endorsed and a final inspection scheduled for XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001254	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [3] Title Issue -: Liens not Perfected [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2019. The borrower called in to check on the status of their loan modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/15/2017. The dispute type is Verbal and the reason is Loss Mit Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower was disputing the income used for the review. Loss mitigation was again denied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. An XXX lien was noted on title on XX/XX/XXXX. The commentary stated indemnification is to be purchased, but not confirmation was provided.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX, the borrower stated the subject property had unspecified damages due to XXX and is making repairs. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2018. Contact was made with the borrower on 11/25/2018 and the borrower was unable to commit to a payment at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001280	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2020. Borrower called in and made a payment in amount of $1276.06.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Insurance claim filed for XXX damage that occurred on XX/XX/XXXX. Claim funds in the amount of $X.XX were endorsed at the branch on XX/XX/XXXX. The borrower noted had some damages due to XXX that occurred after the claim date. XXX damage was noted estimated at $X.XX. The borrower stated some of the damage was there before the XXX. On XX/XX/XXXX the borrower received a second check and stated the XXX was completed with the first check. The borrower refused to send in the check due to not approved for branch endorsement. The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on XX/XX/XXXX resulting in 0%completion. The borrower called on XX/XX/XXXX to request endorsement for another check in the amount of $X.XX and was approved. The claim review on XX/XX/XXXX noted all funds were released through endorsement. On XX/XX/XXXX, the borrower was advised the claim would be reclassified and will not request any further action from them. The status of repairs was not provided. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001285	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2020. The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001289	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020. Borrower requests change in payment date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001286	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019. On 10/09/2019 the agent called the borrower to confirm ACH payments were set up. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on 1XX/XX/XXXX. XXX was filed on XX/XX/XXXX and terminated on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: An insurance claim for XXX damage incurred on XX/XX/XXXX was closed on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001279	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2019. Authorized third party called for status of the loan. Associate informed loan was removed from foreclosure in January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2019. Borrower called regarding a miss call. The servicer advised that his specialist was just following up to advise the payment was received and next due for 10/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001273	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2020. Borrower called regarding escrow shortage and modification terms; stated she was told payment would not increase on modification. Servicer advised increase is due to escrow shortage and sent payment history and escrow history.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/08/2020. The dispute type is Verbal and the reason is Loss Mit Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower disputed payment increase, escrow shortage and modification terms. Servicer advised of terms and sent payment history, property valuation and escrow history on 02/12/2020. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001281	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020. Borrower called to make payment on account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/23/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower disputed credit reporting. Servicer updated transaction and balances and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020. Borrower promised to pay, discussed hardship and declined assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2019. On 11/04/2019 Borrower was called in reference to clarifications needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. Bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018. The borrower called in regard to final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001313	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019. The borrower called on 5/23/2019 regarding hazard insurance and escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX the borrower called stating their were land issues which caused the home to shift. The borrower noted the kitchen was leaning. The borrower was informed the issue was not covered under the insurance policy. The borrower stated the insurance provider dropped the coverage due to the issues. Lender placed insurance was obtained. The borrower later called on XX/XX/XXXX stating water was leaking into the home from the roof. The date of damages was listed as XX/XX/XXXX. There was no evidence of the damages being repaired. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019. The borrower called on 8/27/2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020. The borrower promised to pay $3488.64 online on 05/15/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018. 04/05/2018 Outbound to borrower to collect past due loan. Promised to pay $1204.02 on line on 4/5/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a XXX disaster (XXX XX/XXXX); no damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001343	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2019. The borrower called to make a payment in the amount of $1100.00, the borrower is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001322	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019. The borrower called in to make a payment. The borrower advised the reason for default is excessive obligations. The borrower also stated they would not be able to make payments according to their plan. The plan was removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Comments on XX/XX/XXXX indicated the property was a rental property. The borrower indicated the tenants left the property in very bad shape and the property is uninhabitable and the borrower needs to invest $X.XX in repairs. The borrower indicated the intent was to renovate the property and place it for sale. There is no evidence the property was repaired or that a claim was filed. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX noted on XX/XX/XXXX. No disaster damage was reported.
			The commentary dated XX/XX/XXXX reflects a city community ordinance assessment against the property due to the borrower's ex-spouse and several very bad persons living in the property or frequenting. The borrower's attorney was working with the ex to move so the property could be sold. Comment dated XX/XX/XXXX reflects that the property is located in a XXX disaster area due to XXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001347	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2020. The Successor was contacted on 8/28/2020 regarding the hazard insurance check to be reissued. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019. The borrower called had concerns that was not advised trial plan would affect credit advised the borrower of the enclosed agreement detailing the credit impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019. The borrower called to obtain status on the modification review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The commentary reflects that XXX funds were received and applied to reinstate the loan as follows: XX/XX/XXXX $X.XX, XX/XX/XXXX $X.XX, XX/XX/XXXX $X.XX, and XX/XX/XXXX an unspecified amount.	XX/XX/XXXX	XX/XX/XXXX
647001376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001378	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019. Received call from borrower regarding check status.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/23/2018. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019. The borrower called to inquire about the application of the reinstatement funds as late charges are still outstanding. The servicer advised only the payments were reinstated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The commentary provided reflects on XX/XX/XXXX the borrower reported a claim was filed for XXX damage incurred on XX/XX/XXXX. On XX/XX/XXXX the servicer received $X.XX in proceeds. The final inspection returned at 100% on XX/XX/XXXX, and the servicer issued the final draw and closed the claim.	XX/XX/XXXX	XX/XX/XXXX
647001400	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019. Commentary states spoke with borrower regarding the initial setup and financial information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2020. The customer called to make a payment in the amount of $957.76.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Comments show loan in bankruptcy but it has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001402	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2019. Spoke with borrower, returning call pertaining to payment he will make payment at branch tomorrow
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001401	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

[3] MI Not Being Paid As Required

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2018. Borrower wanted to confirm payment being received and was advised that the payment was received and loan is current. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Notes dating back to XX/XX/XXXX indicated the property was damaged prior to the review period by a storm in XX/XXXX. The borrower advised the damages were pertaining to the interior of the home. The borrower also noted on XX/XX/XXXX they had a XXX in the property. The borrower stated on XX/XX/XXXX the home was not livable and they were staying in a hotel. The borrower was previously approved to receive assistance through XXX for the repairs. Later comments on XX/XX/XXXX stated the property was owner occupied. Renovations were still being completed as of XX/XX/XXXX. However, there is no evidence of the repairs being completed or funds being received to go towards the repairs. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019. Borrower called regarding property tax exemption. Servicer verified senior exemption.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2020. The borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to XXX as cited on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020. The borrower was advised research had been completed in regards to former spouse's fraud concerns; borrower was advised former spouse did not sign mortgage or note and therefore no fraud involving the third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001434	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020. The borrower was contacted and advised of the resolution to their dispute about the interest rate increasing.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/30/2020. The dispute type is Verbal and the reason is Interest rate increasing.. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. On 03/30/2020 the borrower disputed that their interest rate keeps increasing and the mortgage states it could increase or decrease. The borrower was notified of the terms and the issue was resolved on 04/09/2020. The commentary referenced a prior dispute due to the account status and amount owed. The borrower was notified on 10/01/2019 the amount owed was correct and the loan was due for 06/01/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area due to XXX noted on XX/XX/XXXX. No damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001429	3	[3] Title Issue -: Liens not Perfected	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020. The borrower called in for general info regarding Covid-19 disaster relief and requested 2018 and 2019 tax statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. The commentary dated XX/XX/XXXX reflects a building code violation lien from the city in the amount of $X.XX. The city office confirmed that the lien is paid in full, but will not be released until the property is cleaned up. A letter was to be sent noting the property is occupied, the borrower is not addressing the issues and the violation cannot be addressed by the servicer.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX as noted on XX/XX/XXXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001435	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2019. Borrower inquired about escrow and refinancing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001474	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020. 06/15/2020, borrower called to check receipt of payments. Borrower disputing late payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/22/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower disputing Credit Reporting for late payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2020. Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019. The borrower called regarding letter received advised insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment XX/XX/XXXX, Loss draft: Received loss draft check on XX/XX/XXXX, for $X.XX, for damage due to XXX on XX/XX/XXXX. Check Endorsed and Released XX/XX/XXXX.
			Comment XX/XX/XXXX: XXX Declared Disaster due to XXX, XXX. No property damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001480	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2019. The borrower was contacted to secure payment. The borrower requested a cease and desist of verbal communication. The borrower express dissatisfaction for the Lender.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/05/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. A payment dispute was noted. The borrower believed the account to be current. The borrower was advised of the payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2019. The borrower called about the insurance claim. Advised the inspection was completed XX/XX/XXXX and the claim was closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property had XXX damage XX/XX/XXXX. Inspection was completed XX/XX/XXXX and the claim is closed.	XX/XX/XXXX	XX/XX/XXXX
647001492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020. Borrower scheduled a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020. The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. The borrower was informed that the modification was being finalized and the process should take 7-10 days. Once the loan is brought current, the customer has the option of setting up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001507	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2020. The borrower called in stating has moved back into the home and checks can be mailed there.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The comments on XX/XX/XXXX indicated a monitored claim was filed for XXX damages caused on XX/XX/XXXX. A check in the amount of $X.XX was received on XX/XX/XXXX. An initial draw of $X.XX was released on XX/XX/XXXX to being the repairs. Another claim check for $X.XX was received on XX/XX/XXXX. The notes on XX/XX/XXXX stated an inspection was conducted on XX/XX/XXXX showing repairs were 75% completed. A third claim check in the amount of $X.XX was received on XX/XX/XXXX. The borrower advised on XX/XX/XXXX the tentative move in date was set for XX/XX/XXXX. On XX/XX/XXXX, the servicer approved to accept the 75% inspection as final due to all XXX repairs were complete and the borrower moved back in. The borrower requested another $X.XX to be released and asked that the remaining stay until the contractor completes to 100%. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020. The borrower made a payment of $1,564.12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001516	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019. The authorized third party called in to make a payment and provide additional funds toward principal. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001520	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2019. Co-borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported property damage on XX/XX/XXXX due to XXX. Damage was noted to the roof causing leaks and flooding to the duct work, flooring and cabinets and siding. Repairs were estimated at $X.XX and noted as 65% complete. The details of the damage and status of repairs was not provided and there is no evidence of a claim being filed. An inspection report dated XX/XX/XXXX notes damage but no claim would be filed due to occupied. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018. The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001529	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019. Borrower called regarding insurance coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX, the borrower called in to field a claim and was provided the prior insurance company information. The borrower requested assistance on XX/XX/XXXX to get work done on the home. On XX/XX/XXXX, the borrower reported water damage to bathroom that occurred in XX/XXXX. Scope was not provided. Borrower indicated carrier denied claim. No repair activity was noted. Property repairs have not started. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. 8/31/2020 Borrower called to make payment by phone and brought loan current The authorized third party called to discuss the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to XXX noted on XX/XX/XXXX. No damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019. Borrower called to inquire on getting repairs done.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001542	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance

[3] Environmental Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2018. Commentary states the borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. An inspection dated XX/XX/XXXX reported exterior mold damage. The status of repairs were not provided and there is no evidence of a claim being filed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX per notes dated XX/XX/XXXX. No disaster damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647001543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019. Borrower called to set up a notary appointment for the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001555	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2020. Commentary states the borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019. The customer called to verify insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Material impact; Clarity updated; XXX; damages were reported. As of XX/XX/XXXX the inspection returned at 95% and the $X.XX in insurance proceeds were released to the borrower.	XX/XX/XXXX	XX/XX/XXXX
647001567	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2020. Commentary states the borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/17/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. A verbal payment dispute was placed on 12/17/2019 and has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020. Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 5/4/18 Comments state XXX which is a XXX declared disaster.	XX/XX/XXXX	XX/XX/XXXX
647001577	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019. The borrower called in for the status of the loan and stated would make the final trial payment next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower stated on XX/XX/XXXX a tree limb fell through the roof of the back porch and needs to be repaired. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001593	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019. 04/01/2019 - Inbound call from borrower regarding the general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2019. Borrower called to confirm account status. Servicer advised modification in process and due 12/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2019. Inbound call from borrower to discuss the status of the loan. Borrower stated that they were not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2018. Comments show borrower contact regarding loan status and payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001605	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2020. Borrower scheduled payment and discussed modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001610	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2019. Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported XXX damage on XX/XX/XXXX. Claim funds of $X.XX were endorsed at the branch office due to being classified as non- monitored. On XX/XX/XXXX additional claim funds of $X.XX were received and endorsed and the branch office. The claim was re-classified as enhanced endorse and release. The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on XX/XX/XXXX. The status of repairs was not provided. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; no damages from XXX. Property damage claim is from XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2020. The borrower was contacted to provide authorization to change the Insurance Carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX as noted on XX/XX/XXXX, XXX.
			Comment XX/XX/XXXX: Check for $X.XX, was endorsed and released to the borrower on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019. Agent called and discussed the final modification documents with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020. Borrower called with questions about payments. Excessive obligations was cited as reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001621	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid

[2] Environmental Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2018. The servicer discussed the loan modification with the authorized third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Notes on XX/XX/XXXX referenced a non-monitored claim was filed for damages caused by XXX on XX/XX/XXXX. A check for $X.XX was endorsed and released at a branch. The borrower later stated on XX/XX/XXXX they were still making repairs and waiting on a settlement with the insurance company. Notes on XX/XX/XXXX listed damages caused by the XXX entailed roof damage, mold in the attic, ceiling damage, patio damage and trees were down. The estimated cost to repair was listed as $X.XX and only 10% of repairs were completed. No sign of additional funds for the claim or the repairs being completed. The comments on XX/XX/XXXX referenced a new claim was filed for XXX damages caused on XX/XX/XXXX. The claim was classified as enhanced endorse and release. The notes on XX/XX/XXXX indicated a check for $X.XX was endorsed and released at a branch office. The notes on XX/XX/XXXX stated the borrower did not comply with the terms of the inspection, and a drive-by was completed on XX/XX/XXXX. The report referenced 0% of repairs completed. The claim was closed on XX/XX/XXXX. No evidence the repairs were completed. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area due to XXX noted on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001628	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2018. The Servicer informed the borrower that their modification was applied to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Comments dating back to XX/XX/XXXX indicated the property was damaged due XXX. The notes referenced the roof was leaking and water damaging multiple rooms in the home. The estimated cost to repair was listed as $X.XX. There was no evidence of a claim being filed. Later comments on XX/XX/XXXX stated an inspection was conducted showing 15% of repairs were completed. XXX was listed as repairs still pending. There was no evidence of the repairs being completed. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001923	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2019. Borrower called to make a poayment for $288.58. The servicer advised the last payment did not go through because the account number noted could not be located.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2020. Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; no evidence of damages.	XX/XX/XXXX	XX/XX/XXXX
647002067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002069	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/11/2017. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The notes on 08/11/2017 indicated a dispute was received from the borrower claiming they were reported late; however, they have made all payments on time. The borrower did not supply dates in their dispute. A review was completed indicating all information was reporting correctly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Comments dating back to XX/XX/XXXX referenced multiple code violations for the following issues: XXX. No sign a claim was filed. A hearing was most recently held on XX/XX/XXXX, and the case was continued. Case continued to XX/XX/XXXX. No sign of repairs. Property repairs have not started. The property condition is poor. The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2019. Borrower inquired about the status of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2019. The borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002208	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2019. The borrower called to request reinstatement quote. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002243	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002366	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance

[3] MI Not Being Paid As Required

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019. Borrower called in and promosed to make a payment by phone. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported porch and water damage from XXX. It was indicated on XX/XX/XXXX that borrower had not received funds from insurance carrier or XXX. No evidence a claim was filed. No further status updates were provided. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment XX/XX/XXXX: XXX declared Disaster due to XXX, (XXX). The borrower reported XXX damage estimated at $X.XX; there is no evidence repairs were completed.	XX/XX/XXXX	XX/XX/XXXX
647002359	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000953	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Contact on 05/17/2018 was with non-authorized family member of deceased to inform that the deceased borrower's spouse is to be the Successor in Interest as the property was transferred to the spouse. The party was advised to send in the life insurance form. On 08/22/2018, a copy of the Life Insurance Claim was received from the third party and a request to fill out a form. Comments also note that the spouse is authorized on the account.	XX/XX/XXXX	XX/XX/XXXX
647000957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000954	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000956	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000958	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000959	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/13/17 The home was in a XXX disaster area for XXX	XX/XX/XXXX	XX/XX/XXXX
647000961	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2019. The borrower made contact and requested a late fee waiver due to extenuating circumstances.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000965	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2019. Borrower promised to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000968	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2020. The borrower called about a POA that was faxed over to authorize a third party on the account.The borrower scheduled a payment for $532.92. On 3/25/2019 the borrower declined a modification offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2020. The customer called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000970	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000971	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary on 4/18/20 reflects the branch contacted the servicer for endorsement approval of an insurance check for $X.XX for XXX damages incurred on XX/XX/XXXX. The servicer approved the endorsement and release and closed the claim without inspection.	XX/XX/XXXX	XX/XX/XXXX
647000972	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020. Borrower advised the reason for default is excessive obligations. The borrower stated mailed a payment on 04/17/2020. The borrower stated received disability income. The borrower indicated they are disabled and hired a third party to handle monthly obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. On 03/11/2019 the borrower called to request insurance company information to file a claim. The borrower did not provide details about the damages and there is no evidence a claim was filed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020. Borrower scheduled a payment in the amount of $712.17 using bank information that was on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000974	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX as noted on XX/XX/XXXX. Damage was noted from the XXX but was considered 100% completed on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647000976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2020. 07/06/2020 -The borrower made a payment in the amount of $907.32.On 08/04/2020 - Borrower called in with promise to pay one time draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000979	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019. Borrower called to discuss Modification Documents. Borrower stated was meeting with the notary on today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018. The borrower inquired about account status; agent advised modification documents were received and changes are being finalized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019. Loan ineligible for modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000981	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/04/2020. Inbound c all from borrower tomake a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2020. The customer called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2019. Borrower inquired about pay for performance incentive and discussed form and details
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000986	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2018. The borrower advised has an appointment scheduled to sign final modification documents. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2020. Authorized third party, borrower spouse, called to advise of change in homeowners insurance and to obtain coverage requirements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000997	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2018. Borrower called in with promise to pay $1008.65.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000998	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2020. Borrower spoke with servicer regarding 2019 year end statement and the agent advised tax form is online. The agent emailed copy of tax form to borrower. The default was noted as unemployment and loan was reinstated through XXX and with monthly payments being made through 07/2020. No evidence if borrower is back to work. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects borrower has been approved for XXX for reinstatement and monthly payment assistance. XXX assistance is from XX/XX/XXXX ending XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018. Borrower discussed escrow check and declined assistance options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2020. The borrower called to request a duplicate year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. Commentary reflects a previously discharged bankruptcy; case details were not located in the commentary provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2020. Customer note state borrower contact regarding recast letter and refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2017. The borrower called for assistance options after the XXX. Then declined due to the prior XXX modification received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX as noted on XX/XX/XXXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019. The last contact with the borrower they were advised the last payment for May is needed for the trial modification. The customer stated will be going into the branch tomorrow to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019. The borrower called advised what will happen as he made a payment to the insurance company. Servicer advised they will make payment as well and the insurance processing center will recognize and send a refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020. The last contact with the borrower they called to stated not able to make a payment and wanted to discuss the discharged bankruptcy. The customer also discussed the recast letter they got.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001011	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2020. Borrower inquired about escrow shortage and confirmed payment amount would decrease.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. BK case, filing, chapter and discharge date not provided in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020. Borrower called in make a payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001014	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2020. Inbound call from borrower. Could not commit to a payment, but was inquiring about assistance options including home equity loan to get roof repaired.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower noted on XX/XX/XXXX has property damage from a XXX. The borrower noted on XX/XX/XXXX and XX/XX/XXXX was replacing water pipes. The borrower noted on XX/XX/XXXX the roof needs to be repaired. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2018. The borrower called in about a letter that was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2020. Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001022	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2020. Borrower called in and made a promise to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2020. Borrower inquired about modification then refinance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018. Spoke with borrower regarding change of insurance carrier. Borrower has changed companies and that the servicer has already made a partial payment on the policy. Advised that nothing has been issued. Advised will research the issue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2018. Borrower called to make a payment and stated he tried to make the payment online but doesn't think he fully set it up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001029	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2020. Borrower called to inquire about WF assistance due Covid-19. Disaster assistance was denied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2018. The borrower requested a delay in insurance premium disbursement; borrower indicated is shopping for a a new carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a XXX disaster (XXX XX/XXXX); no damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001031	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019. On 4/17/2019, the borrower called to pay online and noted excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001034	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019. The borrower called to schedule a future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001036	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. Commentary reflects discharged chapter XX bankruptcy but did not contain the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001038	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020. The borrower called in to make a payment of $1303.34.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported roof damage on XX/XX/XXXX due to XXX. Damage was noted to the roof in spots. The borrower was advised to contact the insurance company to file a claim. The borrower called in on XX/XX/XXXX regarding more funds for the roof repairs and was advised the servicer does not release the funds. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001043	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001041	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001042	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2020. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area noted on XX/XX/XXXX. No damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647001044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020. On 7/13/2020, the borrower called in and stated that when they send in the payments they want it applied to the next month that's due instead of principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2020. The borrower called with questions about a modification work order.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The commentary dated XX/XX/XXXX reflects a discharged bankruptcy. The case details are not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2020. Servicer spoke to borrower and they made a payment in the amount of $1,936.48.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020. 07/13/2020 - borrower called with a promise to pay $1464.82
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX. No damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647001056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001053	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019. On 1/24/2019, the borrower called in regarding the government shut down and was advised of protections of late fees and credit reporting. The borrower was told about the extended forbearance protections as well however they declined it at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001055	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001058	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2017. The borrower called in to inquire about a scam email coming from the lender.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/27/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A written credit reporting dispute was received on 07/27/2020. A request was sent to update the account which resolves the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001061	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2017. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2020. 04/28/2020 - The borrower called to discuss a refinance.08/07/2020 - Borrower called in with promise to pay a one time draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001071	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2020. The borrower called on 8/7/2020 wit questions about the loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. Commentary on XX/XX/XXXX reflects a prior chapter XX bankruptcy on the loan; no other case details were located in the commentary provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001072	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX area for XXX; no damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020. Co-borrower called in and made a payment in amount of $306.58 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects property located in a XXX disaster area due to XXX XXX. No property damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020. Outbound contact was made with the borrower to discuss the taxes; the borrower confirmed other ownership for the tax parcel.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX area for XXX; no damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020. Borrower scheduled a payment in the amount of $607.35.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001079	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2020. The borrower declined a covid19 forbearance extension and had escrow related questions. The reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2018. Borrower inquired on preferred payment plan. Borrower noted that they were not interest in loss mitigation workout.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX disaster was declared in XXX for XXX. XXX declaration date was XX/XX/XXXX and incident occurred from XX/XX/XXXX to XX/XX/XXXX. No evidence of damage except for minor fence damage which was repaired.	XX/XX/XXXX	XX/XX/XXXX
647001081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018. Borrower called with questions about mortgage payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX XXX disaster area due to XXX. Disaster protection expired.	XX/XX/XXXX	XX/XX/XXXX
647001080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2020. Borrower inquired about refinance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001083	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019. Co-borrower called in and made a payment in amount of $168.14 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001084	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020. The borrower called regarding a XXXrecast letter received. Advised it was to inform of an interest rate increase coming.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. There is commentary regarding the loan being discharged in a Chapter XX bankruptcy and the debt not being reaffirmed. No mention of the filing or discharge dates or the case number.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018. The borrower was contacted for payment and stated will pay at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001089	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2017. The borrower called in to check on the status of their loan modification. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001093	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2020. Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX as noted on XX/XX/XXXX. No damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647001095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020. The borrower called in to confirm the recast agreement had been received. The borrower was advised of additional copy that was mailed for them to sign.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001096	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018. An authorized third party attorney was contacted and informed modification documents were resent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2019. On 11/26/2019 borrower called in reference to a previous modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX Commentary states property damages were repaired.	XX/XX/XXXX	XX/XX/XXXX
647001098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX area for XXX; no damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2018. Borrower called in promised to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX Property is located in a XXX disaster area due to XXX. No evidence of damage.	XX/XX/XXXX	XX/XX/XXXX
647001106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001105	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2020. 07/13/2020 - Borrower called in and made a payment in amount of $1155.00.08/10/2020 - Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX as noted on XX/XX/XXXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001111	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/03/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A credit dispute was received and resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The comments indicate a prior discharged bankruptcy however details were not clearly stated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. 07/29/2020 - Borrower called in to make a payment.08/31/2020 - Borrower called in with promise to pay a one time draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001118	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020. Borrower called and requested hazard insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. The borrower called on XX/XX/XXXX stating they needed their insurance carriers information so they could file a claim due to the neighbor's tree; no further details regarding the damages were provided. There was no sign a claim was filed or any repairs were completed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001115	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2020. Borrower called in for account status and to give verbal authorization to discuss account with sister for 30 days. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Comments do not provide specific dates or information on bankruptcy. First comment of discharge was XX/XX/XXXX and other comments indicate bankruptcy was not reaffirmed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was damaged in a XXX and repairs completed on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001122	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020. On 2/25/2020, the borrower called regarding the escrow account status. On 7/11/2019 the borrower called to find out when would receive the modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On XX/XX/XXXX the account noted the property was located in a XXX disaster area for XXX, but no property damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647001123	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2019. Borrower was contacted in response to an Executive office inquiry instigated by the consumer financial protection bureau. The servicer explained the charges and payment amount to the borrower in a phone call on 09/23/2019 and there has been no additional inquiries. The borrower pays monthly by ACH, without contact.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/10/2019. The dispute type is Written and the reason is Billing Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower questioned both the amount of charge for escrow account and increased payment. The servicer called the borrower and advised that the payment increase was due to a modification adjustment and explained the escrow charge
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001126	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2020. The borrower made a one time draft payment in the amount of $1153.88
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001124	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019. The borrower called on 05/01/2019 to schedule a payment and requested an update regarding the status of the modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/08/2019. The dispute type is Written and the reason is Past due balance. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Comments dating back to 08/29/2018 referenced the borrower was disputing the past due amount. However, the borrower later accepted the terms of a modification and the dispute case was closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was located within a XXX disaster area due to XXX but no damages were reported to the property.	XX/XX/XXXX	XX/XX/XXXX
647001127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2020. The borrower made a payment in the amount of $2163.99.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2018. The borrower called requesting payment / statement information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018. The co-borrower called and stated did not received the modification documents. The agent advised was sent via FEDEX. Also made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2020. On 7/30/2020, the borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001140	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019. Comments show borrower contact regarding payment confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. Comments show borrower is still in an active bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2018. Spoke with borrower who called stating received another set of modification documents. Advised borrower the first set was rejected due to incorrect information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2020. 07/02/2020 - Borrower called in and made a promise to pay.On 08/01/2020 - Borrower called in with promise to pay;
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001146	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020. Borrower called in and made a promise to pay. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Both borrowers are deceased. Female borrower date of death is XX/XX/XXXX and male borrower date of death is XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020. The borrower called in regarding a letter they received. The borrower was advised on the next payment due date and a payment that was returned due to an incorrect account number. The borrower advised of a payment made with cash..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Bankruptcy case details not provided in the commentary
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX cites property was located in a XXX declared disaster area due to XXX declared on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019. The borrower called to inquire how he could bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is fair. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2017. Borrower advised of workout denials.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On XX/XX/XXXX the account noted the property is located in a XXX disaster area for XXX, no property damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647001153	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019. The borrower called in and made a payment. The borrower had questions regarding escrows and was advised.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001154	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020. The borrower made a payment in the amount of $1,263.85 with an agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The loan was modified according to stipulation order: $X.XX secured per notes dated XX/XX/XXXX. Cram-down adjustments were completed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001156	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020. The borrower made a paymetn of $1,567.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001157	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020. Borrower called in regarding letter received regarding recast, call was transferred to customer service
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020. inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2020. The customer called and provided a one time draft payment in the amount of $1024.18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment XX/XX/XXXX: Loss Draft check for $X.XX, received on XX/XX/XXXX, for XXX damage on XX/XX/XXXX, Endorsed and Released on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2020. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. No detail provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001165	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020. The borrower called in to see why the payment went up. The servicer advised it was due to escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Information not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2020. Borrower called to reschedule payment and update mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; repairs completed and claim closed XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Borrower filed Chapter XX BK that was completed and discharged XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001169	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2020. The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019. the customer called to get the general information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. No further bankruptcy information was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX as noted on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001171	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2020. 07/28/2020 - Borrower called with a promise to pay $1025.33
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2020. The borrower called regarding recast and how it works
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to XXX as cited on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2019. The co-borrower cancelled recurring payments and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001180	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2019. The authorized third party called to discuss the account status. The servicer advised that mortgage insurance had been removed which caused the payment to reduce. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX area for XXX; no damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001179	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2020. Contact made with the borrower to see if ready for the property inspection. The borrower advised in 3 weeks waiting for the plumbing to be completed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/31/2020. The dispute type is Verbal and the reason is Billing Dispute. The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve. The borrower is disputing the fee for lender placed coverage for a lapse from 5/23/2020 to 6/19/2020 stating not their fault. The agent submitted this to management for review. The non renewal from the insurance company was received on 2/21/2020 with the effective date of cancellation of 5/23/2020. A quote was provided from the borrower and servicer was unable to verify the quote. The lender placed policy was added. Currently pending resolution.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported property damage on XX/XX/XXXX due to XXX. Claim funds in the amount of $X.XX were received on XX/XX/XXXX at the branch office and were endorse and released to the borrower. The claim was non-monitored. A third party called on XX/XX/XXXX to discuss a settlement check from the date of loss of XX/XX/XXXX. The claim was re-classified as enhanced endorse and release on XX/XX/XXXX. On XX/XX/XXXX the third party reported XXX damage from XX/XX/XXXX and the settlement claim of $X.XX. The branch was approved to endorse and release the funds of $X.XX on XX/XX/XXXX. The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on XX/XX/XXXX. The status of repairs was not provided. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX as noted on XX/XX/XXXX. Damages reported.	XX/XX/XXXX	XX/XX/XXXX
647001182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2020. Spoke to Borrower and they made a payment in the amount of $1,421.64.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019. The borrower called to make a payment and declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2019. Borrower and a branch associate called inquiring on the maturity date and step rate. Associate provided the maturity date, interest rate and remaining term. Borrower requested a copy of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Bankruptcy was cited as being closed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001189	3	[3] MI Not Being Paid As Required [2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2020. 07/16/2020 - Borrower called with a promise to pay $1791.91.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/16/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer. The most recent dispute submitted was the borrower stating was not theirs. This was validate with the loan documentation. This was resolved on 7/16/2020. Multiple disputes for first delinquency, account being the borrowers and being charged off have been submitted and resolved validating the debt and reporting accurately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX declared disaster area due to XXX as noted on XX/XX/XXXX. No evidence of damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2018. Borrower called to request assistance options. Borrower noted reason for delinquency as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001190	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019. The servicer reached out to the borrower for payment. The borrower made a promise to pay. The borrower also asked for copies of the modification documents.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/12/2018. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A credit dispute was received on 12/12/2018. The servicer indicated there was no errors in reporting. There was no further mention of the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property was located in a XXX disaster area due to XXX (XXX). No damages were evident.	XX/XX/XXXX	XX/XX/XXXX
647001192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2020. The borrower stated paid at the branch office.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001193	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018. Borrower drafted a payment in the amount of $1,567.34 and noted delinquency was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018. The borrower called for a copy of the Note and prior modification. Also requested a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX as noted on XX/XX/XXXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2020. The borrower called on 3/17/2020 to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018. The borrower called to discuss the final modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019. The borrower called to review the account status and make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary on 8/23/19 reflects the servicer stating the borrower has a 1st and 2nd mortgage and identified this as the 2nd.	XX/XX/XXXX	XX/XX/XXXX
647001201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX as noted on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001203	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2020. The borrower called in a one time draft payment in the amount of $1880.41
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/13/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower wanted to remove foreclosure comments from credit report. This was denied because the loan was in foreclosure at one point, according to the borrower history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2019. The co-borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020. Borrower called regarding a letter received about bankruptcy and credit reporting resumption.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Zero bankruptcy discharge details given, other than the chapter.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2020. 8/5 Borrower called in to make payment by phone for 8/5/20 Loan is current Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2020. On 06/25/2020 Borrower called and made an escrow payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001209	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020. On 01/13/2020 Borrower called in reference to escrow shortage due to Modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/26/2020. The dispute type is Verbal and the reason is Escrow shortage dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. 03/26/2020 Commentary states a dispute was obtained. The issue was reviewed and resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. XX/XX/XXXX Commentary states Discharged Bankruptcy. There is no other information on the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2019. The borrower called regarding a Response Letter sent to a third party ex-spouse to be authorized on the account and was advised that the social security digits were needed complete the request. Temporary verbal authorization was added in the meantime. Borrower was advised of assumption or refinancing options to be removed from the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. The last contact with the borrower they set up payment with the agent 08/31/2020. No further information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX area for XXX; no damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001212	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020. The borrower called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX declared disaster area - XXX	XX/XX/XXXX	XX/XX/XXXX
647001214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2020. Borrower called wanting to know why loan was not being reported to the credit bureau. The borrower was advised of the reaffirmation and to contact the attorney who handled the case.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is poor. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The proeprty is located in a XXX disaster zone due to XXX. An insurance claim for XXX damage was made and repairs completed.	XX/XX/XXXX	XX/XX/XXXX
647001217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2020. The borrower called to discuss the water loss claim. The agent advised the claim was closed with the 100% inspection received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX as noted on XX/XX/XXXX. No damage reported.
			The claim was filed for XXX damage that occurred on XX/XX/XXXX. The claim was closed on XX/XX/XXXX with all funds released and a 100% inspection dated XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2020. 8/26/20 Spoke to borrower regarding the delay in the Aug payment and stated they had death in family and causing the delay and payment scheduled for 8/26/20. Borrower asked about home equity line of credit
The borrower stated they had excessive obligations and could not commit to pay. They discussed their financialls for los mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX per notes dated XX/XX/XXXX. No disaster damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647001219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019. Spoke with A3P regarding final modification documents. She stated the documents had been executed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018. The borrower made a promise to pay at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 09/12/2017 Property is located in a XXX disaster area due to XXX. XX/XX/XXXX Borrower had to repair and the roof and broken windows due to the XXX.	XX/XX/XXXX	XX/XX/XXXX
647001221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2018. Spoke with borrower regarding terms and conditions of the trial plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019. Inbound call from auth 3rd party, went over final mod docs and next steps
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019. The borrower promised to make a payment and cited excessive obligations as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. The borrower called in to make a payment int he amount of $2050.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020. Inbound call from borrower with questions about payments. transferred to home preservation. Borrower also advised she had received a letter asking if she wants to re-cast her 2014 modification and the offer to re-cast expires 5/7. After discussion, borrower decided that she did not want to re-cast, that's she's fine with the payments provided by her modification. Borrower advised she had no other questions. Borrower confirms the property is owner occupied. Borrower states intends to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. Commentary reflects discharged bankruptcy but did not contain the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2018. The borrower called on 7/26/2018 about payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001237	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2018. The borrower requested a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX as noted on XX/XX/XXXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001232	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019. The borrower called and made a payment. Also discussed excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019. The borrower called to inquire on the loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001241	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2020. The borrower called to discuss the letter received for recast or principal payment applications. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The bankruptcy information was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019. The borrower promised to pay $1364.75
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019. The borrower made a payment of $1,401.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster zone due to XXX noted on XX/XX/XXXX. No damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2019. The borrower verified their information and inquired about their escrow overage. The call was then transferred
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019. The borrower called to setup a payment and was advised of the modification payment and process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Commentary reflects discharged bankruptcy but did not contain the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001253	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2019. Borrower called to make a payment in the amount of $635.38
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001251	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019. The borrower called to question the application of the last payment that was made for two months. When the agent advised of the late charges the borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. XXX damage was incurred on XX/XX/XXXX from XXX. On XX/XX/XXXX, the borrower indicated the contractor had the insurance funds and was working on the roof replacement. Claim funds were approved for branch endorsement on XX/XX/XXXX and XX/XX/XXXX. The claim was classified as non-monitored. On XX/XX/XXXX, the borrower indicated the roof repairs were in process. All claim funds were released and no further mention of the claim/damages since XX/XX/XXXX. No evidence the repairs were completed. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX area for XXX; XXX damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647001257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018. The borrower called to schedule a future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2020. The borrower inquired about a refinance. Call was transferred to a specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001256	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2019. Authorized third party called in with questions about payments. Verified escrow shortage was received after payment was changed. Not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020. Borrower called in to make a payment by phone. on 8/14/20.
Borrower made a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX (XXX) Incident Period: XX/XX/XXXX - XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2019. The borrower called the servicer with questions about the sale of the home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to XXX noted XX/XX/XXXX. No damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018. On 12/03/2018 Borrower called in reference to loan not showing on the credit report.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. XX/XX/XXXX Commentary states Discharged Bankruptcy. There is no other information on the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001263	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2020. The borrower called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2019. Borrower may not have scheduled online transfer when they believe they did due to online banner causing confusion
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020. The borrower made a payment in amount of $1156.45.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX Property is located in a XXX disaster area due to XXX. No evidence of damage noted.	XX/XX/XXXX	XX/XX/XXXX
647001267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. Borrower scheduled a payment in the amount of $649.44 and noted curtailment of income as reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2017. Borrower was frustrted with misapplied payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hail damage occurred XX/XX/XXXX. Claim was non-monitored and all funds released. Claim closed.	XX/XX/XXXX	XX/XX/XXXX
647001268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019. Spoke to borrower regarding follow up to inspection. Advised of time frame and results needed to close claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX as noted on XX/XX/XXXX.
			The claim was filed for XXX damage that occurred on XX/XX/XXXX. The claim was closed on XX/XX/XXXX with all funds released and a 100% inspection dated XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019. The borrower called to make a payment in the amount of $3025.40 and discussed the auto pay set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001276	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020. Borrower contacted to collect on past due amounts. Borrower stated had made the payment online 2/15/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX per notes dated XX/XX/XXXX. No damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647001278	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019. Borrower called with questions about payment and asked if auto pay was posted for the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001283	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. Borrower made a promise to pay by phone. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2020. The borrower called on 08/26/2020 to discuss the escrow shortage and make a payment of $694.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. No specific case information provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020. The borrower inquired why the payment increased after the modification took place.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018. Borrower called to reschedule appointment to sign modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted XX/XX/XXXX; no evidence of damages.	XX/XX/XXXX	XX/XX/XXXX
647001291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2019. Outbound call to borrower who scheduled a payment for $2,000.00, effective 12/06/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020. The borrower called on 04/28/2020 to inquire about receiving two statements and why the payment was increasing. The servicer noted the second statement was due to a payment being received after the first one. The payment was set to increase as the rate was going to 4% per the modification agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2019. The borrower called to ask about assistance. Went over the options and the borrower declined to state they will manage on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2020. The borrower made a paymetn of $114.83.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2019. The customer thought he had set up payment to automatically to come out through his bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020. Borrower called in with question regarding Loss Mitigation. Unable to evaluate due to borrower unable to provide imformation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2018. The borrower called with a third party to inquire about mortgage insurance deletion requirements and was advised the only option is to pay the loan down to 78% and after 12 months of good payment history there may be other options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017. Spoke to borrower when they were called to collect payment on the loan on 12/19/2017 No other contact was noted. Borrower making regular payment online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. The borrower called regarding charges on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019. The borrower made a payment with an agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001304	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001305	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2019. Borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020. The borrower called in and requested a copy of the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Bankruptcy mentioned in the comments, but no mention of the filing date or case number.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001307	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2020. Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2020. The borrower called to make a payment in the amount of $1407.30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001311	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. Commentary reflects discharged bankruptcy but did not contain the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018. Spoke to Borrower and they made a payment in the amount of $1,602.25.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2020. The borrower promised to pay $565.21 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001316	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019. The borrower discussed the escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was dismissed on XX/XX/XXXX. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020. The customer called with questions about escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018. The borrower called to discuss the escrows on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX The property was located in a XXX declared disaster area du eto XXX. Property damage was reported and has been resolved.	XX/XX/XXXX	XX/XX/XXXX
647001329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001326	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2019. The borrower advised will make a payment at branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported property damage on XX/XX/XXXX due to XXX. Damage was noted to the roof and is leaking. The borrower was waiting for the damage to be assessed by the insurance company. A claim was not filed due to deductible being too high. On XX/XX/XXXX, the borrower stated the roof may need to be replaced and the cost would be $X.XX to $X.XX. The borrower stated wants to wait to save up for the repairs over time. The borrower claimed on XX/XX/XXXX that repairs were completed out of pocket. No inspection has been completed. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001333	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018. The borrower made a payment of $1,1122.16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2019. Borrower called in regarding letter received for an incentive program. The agent advised borrower of the purpose of the letter and advised to fax or mail in the letter in order to get the incentive. Borrower was advised that the incentive would be applied in March. Borrower stated also has questions about qualifying for a home equity loan and the agent offered borrower the number to call but borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment on XX/XX/XXXX reflects that property may have been impacted by XXX, which were XXX. No damage was noted.	XX/XX/XXXX	XX/XX/XXXX
647001334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020. The borrower could not commit to pay and was not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001331	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019. The borrower called to find out the amount sent from the XXX program and wants to know what the difference is and when they will be getting it. Servicer reached out to XXX team and advised borrower if there is any overage it goes back to the state.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 09/17/2018 Property is located in a XXX declared disaster area due to XXX. No damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 09/18/2017 Property is located in a XXX disaster area due to XXX. No evidence of damage.	XX/XX/XXXX	XX/XX/XXXX
647001336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX Property is located in a XXX disaster area due to XXX. No evidence of damage.	XX/XX/XXXX	XX/XX/XXXX
647001337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020. On 08/14/2020 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2020. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018. Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; no evidence of damages.	XX/XX/XXXX	XX/XX/XXXX
647001344	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2020. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018. The borrower called with questions regarding the modification she received. Discussed the terms and expectations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020. An authorized third party called on 01/24/2020 and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001346	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019. Call from authorized third party returning borrower's call. Third party was unable to provide information necessary to make work-out decisions. Could not offer down payment or plan start date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2020. The borrower verified their informaiton and made a payment of $1,384.60.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX as noted on XX/XX/XXXX. There is no evidence of damage to the property.	XX/XX/XXXX	XX/XX/XXXX
647001352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2019. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in an area declared a XXX disaster due to XXX (XXX) on XX/XX/XXXX. There is no evidence of property damage.	XX/XX/XXXX	XX/XX/XXXX
647001354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019. A representative from a branch office called on 05/13/2019 with the borrower there to inquire about the date when the last modification was completed. The borrower had questions about when they would receive the six year incentive.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019. The borrower was contacted regarding a payment reversal and stated would like to keep the account paid ahead until June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX. No damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647001356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001358	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019. Borrower called to confirm payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001359	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019. The borrower was contacted regarding payment and stated will make the payment at the bank by Friday. The borrower was advised of the final document expectations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2020. Borrower noted that they needed more time to send in document for assistant. Advised the borrower that account would be updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001361	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019. The servicer completed the modification closing call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Commentary on XX/XX/XXXX reflect that the borrower reported damage from XXX to the roof and patio walls. Commentary on XX/XX/XXXX reflects the borrower saying the repairs were completed however there is no evidence that a claim was ever filed and none of the repairs were inspected. Property repair is complete. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/14/2017 the account noted the property is located in a XXX disaster area for XXX. Minor damage was reported and no evidence a claim was filed.	XX/XX/XXXX	XX/XX/XXXX
647001363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by a XXX as noted on XX/XX/XXXX. There is no evidence of damage to the property.	XX/XX/XXXX	XX/XX/XXXX
647001364	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019. On 4/4/2019, the borrower called in with questions about payments as the current loan status was foreclosure. The borrower wanted to confirm if the funds had been received which the service confirmed that they were and that it will take a couple days to settle out of foreclosure. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The eligible release date is noted as XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001367	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2018. Borrower advised that they will make the first trial payment on 01/04/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/12/2018. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Credit dispute was noted on 03/12/2018 and was resolved on 03/19/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2019. Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001368	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. Borrower called in a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. Details were not provided within scope of assignment.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX Disaster: XXX (XXX) - Incident Period: XX/XX/XXXX - XX/XX/XXXX with no reported damage.	XX/XX/XXXX	XX/XX/XXXX
647001372	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001370	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2020. The borrower called regarding MHA recast letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On XX/XX/XXXX the account noted the property is located in a XXX disaster area for XXX. No property damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647001375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019. Authorized third party called to verify the senior discount for taxes have been added.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020. Borrower called in about payment made 4/1/2020. Borrower was advised that it came back insufficient but will be submitted to bank again for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. No specific bankruptcy information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001374	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2017. The borrower called in to make sure their auto-draft payment schedule was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001373	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2018. On 7/5/2018 the borrower called and accepted a promise to pay $969.38. Borrower said had a curtail in income. On 4/25/2018 borrower discussed a repayment plan but was told could not since in foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001379	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2020. The borrower called regarding the removal of the ex spouse from the loan due to finalized divorce, the call was transferred to the assumption department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001381	3	[3] Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2019. On 12/16/2019 the borrower was informed of the completed modification. The borrower promised to make a payment as well.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/05/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Notes dating back to 11/05/2019 referenced a credit dispute was received. The issue was reviewed and a credit correction request was submitted on 01/15/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. Comments on 02/22/2019 indicated a legal description issue was identified during the foreclosure proceedings. A reformation count was to be added to the complaint to resolve the issue. However, the foreclosure was closed in XX/XXXX due to a modification. There was no sign of the issue being resolved.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. The borrower made a payment for $1,000.00 with an agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments stated may have been impacted by XXX	XX/XX/XXXX	XX/XX/XXXX
647001389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2020. Borrower called and scheduled a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX Disaster: XXX (XXX) Incident Period: XX/XX/XXXX - XX/XX/XXXX - no damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020. 3/3/20 Spoke to borrower when they called inbound to make payment on the loan and Bankruptcy is discussed and stated as discharged and was removed from loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019. Customer called in concerning that some money was misapplied and needs to be refunded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001394	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018. Third party called in on behalf of borrower to inquire about removing co-borrower due to him passing away. Rep advised to send death certificate and request letter to written correspondence. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001396	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2018. Borrower called in because she has received refund from previous carrier, but it has her deceased husband name on the check. Borrower stated that she is going to send the check back to the insurance company. Rep provided the contact information for citizens property and called citizens property as a courtesy.Rep called citizens property and spoke with Towanda who provided customer with instructions on what needs to happen so the check can be reissued. Rep advised the current check will be voided and reissued. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019. On 9/30/2019, borrower called regarding status of loan. The servicer advised next payment due on 10/1 in amount of $2004.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a XXX disaster area due to XXX. There was damage to the property and as of XX/XX/XXXX repairs are 100% completed.	XX/XX/XXXX	XX/XX/XXXX
647001398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2019. Borrower called regarding the recast letter he received. Rep contacted the recast department and transferred the call to that group.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001405	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019. The borrower made a payment for $100.00 with an agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX per notes dated XX/XX/XXXX. No damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647001409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2019. On 9/16/2019, the borrower called in a one time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020. The borrower called to discuss the 6th year incentive to be paid for the XXX modification completed in XXXX. The agent advised the funds would be applied in July. Also advised to keep making the payments not to go over 60 days delinquent or will loose that incentive. The borrower declined the covid-19 assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects property located in XXX disaster area due to XXX XXX. No damage reported. Comment dated XX/XX/XXXX reflects property located in XXX disaster area due to XXX XXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2018. The borrower stated that they scheduled an appointment with the notary to have the final modificatin notarized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX The property was located in a XXX declared disaster area due to XXX. No property damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2018. The borrower was provided the terms of the modification and accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001416	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020. The borrower was advised the dispute research was completed and a letter was going out. The borrower was advised the funds were found and a correction was made. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/19/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower was disputing a payment from 2014. The borrower stated a payment history was sent to satisfy a XXX request and the payment history was incorrect. The borrower stated XXX is stating the borrower owes $50000 for three missing payments. XXX is calling a partial claim in the amount of $50000. On 05/17/2019, the borrower stated met the requirements of the agreement for XXX. On 02/19/2020, the borrower was advised a payment from 03/2014 was applied to escrow in error and reapplied as a payment in 04/2014. The error was resolved and a resolution letter was sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The commentary reflects a prior bankruptcy. The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019. Inbound call from borrower to discuss the status of the disbursement check being mailed out
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001420	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] MI Not Being Paid As Required

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2020. The authorized third party made a payment for $2,446.47 with an agent.
8/15/20-borrower called to make a payment Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. A building code violation dated XX/XX/XXXX was received on XX/XX/XXXX with two invoices in the amount of $X.XX. The violation was for a 5-inch hole in the side of the home for a failed inspection that occurred on XX/XX/XXXX. A hearing was scheduled for failure to maintain code compliance per notes dated XX/XX/XXXX. Further details of the violation status were not provided and there is no evidence of its abatement. Property repairs have not started. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The surviving borrower has had dementia since 2013 and have been living in a nursing home since 2014 per notes dated 10/18/2018.	XX/XX/XXXX	XX/XX/XXXX
647001419	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2020. The borrower called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001421	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2020. The customer called to make a payment in the amount of $728.37.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. The borrower called in and wanted a status on the modification and there was an unsuccessful transfer of the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019. An authorized third party called in and the agent advised about the pending modification documents. Caller stated they have a notary appointment. The agent advised the caller to allow 2-4 weeks for the modification to be completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020. Borrower called and stated he did not need assistance at the moment but wanted to know what tyoe of assistance is available. Agent explained options. Borrower made a payment of 1588.42.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2018. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2019. Spoke with borrower regarding payment and borrower stated the payment was made online so not sure why it has not been received. Borrower told the agent will call back to get set up on ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2020. Borrower called promised to make payment,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2020. Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2020. The borrower called in to request that misapplied funds be refunded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2020. Borrower called in regarding change in insurance provider, agent provided email address to send updated policy to and stated MIP letter of deletion will be sent and to allow 7 to 10 days
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Comments show a discharged bankruptcy, chapter, case filing date and disposition date were not available inthe commentary
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2020. Borrower called and made payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001443	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020. The borrower called in regards to escrow payment on loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001444	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2019. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2020. On 3/7/2020, the borrower called in a one time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2018. The borrower promised to make a payment,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2020. Inbound call from borrower to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001454	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2020. inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX area for XXX; no damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2019. Borrower called in and made a promise to pay $1500.00 online on 11/06/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001453	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019. Comments show borrower contact regarding loan status and payments, payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Comments show loan was in bankruptcy but it has since been discharged and released. There is very little to no information on file.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2017. Comments show borrower contact regarding loan status and payments, payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Comments show loan was in bankruptcy but it has since been dismissed/discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019. The borrower was advised that the modification was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020. Comments show borrower contact regarding loan status and payments, borrower advised going through divorce and causing income issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019. The borrower returned a call from the servicer. The servicer advised they reviewed the note and the two modification to confirm the principal balance and payment application is accurate. The servicer advised they did not see a call on 03/14/2019, but the information provided to the borrower on 03/13/2019 was accurate. The servicer apologized for any confusion caused by getting multiple statements as the modification was still in process of being completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001467	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2019. The borrower called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001468	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019. On 7/22/2019, the borrower's personal banker called in and had some questions about the final modification documents and advised that the borrower did not receive them. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019. The borrower called in regards to the final modification documents. The borrower scheduled a payment. The servicer set up an appointment for the notary to send back the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020. Borrower called into make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001472	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2020. Spoke with borrower and advised of the credit dispute from the other party. Borrower stated they will call the other party to find out more info.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/05/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The servicer received a credit reporting dispute from the co-borrower. Servicer performed the research and issued a resolution letter to the borrowers. No further communication regarding not resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2019. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2020. The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019. The borrower called to discuss next steps in the modification review process. The servicer advised of the approval and terms, which the borrower accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2020. The borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; no evidence of damages.	XX/XX/XXXX	XX/XX/XXXX
647001479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020. Commentary states the borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Closed bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX disaster was mentioned on XX/XX/XXXX in regards to a hold.	XX/XX/XXXX	XX/XX/XXXX
647001482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2020. Comments show borrower contact regarding loan status and payments, completed modification and auto withdraw discussed with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020. The borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX cites a loss draft check in the amount of $X.XX for date of loss XX/XX/XXXX for XXX was signed and released and is not monitored.	XX/XX/XXXX	XX/XX/XXXX
647001488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019. Borrower discussed return of final documents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019. The borrower called regarding the general status of the loan and was advised that mortgage insurance is included in the new modified payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001489	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019. The borrower called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2020. The borrower was contacted for collection on payment due and the borrower provided a promise to pay online on 08/28/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001493	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019. The borrower called to make a payment in the amount of $$3409.91.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; no evidence of damages.	XX/XX/XXXX	XX/XX/XXXX
647001496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2020. Inbound call from borrower to schedule a future payment in the amount of $1405.76
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001494	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2020. Borrower called in and made a promise to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. A non-monitored claim for "XXX" was reported. No further details. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. Borrower scheduled a payment in the amount of $2,431.31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020. The borrower called to make a payment in the amount of $582.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Commentary reflects discharged bankruptcy but did not contain the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019. The borrower was contacted and advised the first payment of the modification will be due for 04/01/2019. The borrower confirmed the signing took place.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020. Customer called to provide a one time draft in the amount of $1306.15
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2019. Borrower called to schedule payment. On 11/13/2019 associate contacted borrower regarding the final modification documents. Borrower stated met with the notary on Monday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2019. On 10/7/2019, the borrower called in regarding payment and was assisted as well as making them aware of the next steps with the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020. Borrower called to verify insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019. The borrower called to request payment research, stating the March 2019 payment had already been made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001508	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2019. Borrower called to make payment and curtailment of income was cited as reason for delinquency. Borrower not interested in loss mitigation options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/14/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Notes of 05/14/2019 indicated credit dispute from borrower. Servicer verified information was correctly reported.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001509	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2019. Comments show borrower contact regarding loan status and payments, modification discussed with borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2019. Servicer contacted borrower to advise modification was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020. The borrower called to make a payment in the amount of $1517.99.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020. Coborrwoer called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019. Outbound contact was made with the borrower, who provided a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2020. Customer called upset about the fees on the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2018. Comments show borrower contact regarding loan status and payments, servicer discussed final modification process and next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2019. The borrower advised will pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001523	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2020. The borrower called in and made a promise to pay by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/01/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower had payment dispute. Loan was researched and information was verified correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2020. The borrower called in to make a payment. The borrower asked about a letter received regarding a property inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001526	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019. Comments show borrower contact regarding loan status and payment, comments show deceased borrower discussed. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2020. The borrower called in and made a promise to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019. Borrower called promise to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2019. On 12/09/2019 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. XX/XX/XXXX Commentary states discharged Bankruptcy. There is no other information on the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2020. Borrower call to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001534	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020. Borrower called regarding mortgage insurance and escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 07/13/2020 cites the loan meets the criteria to drop the mortgage insurance.	XX/XX/XXXX	XX/XX/XXXX
647001533	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2019. Borrower scheduled a payment and discussed hardship of excessive obligations. Also discussed auto payments. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/29/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower disputed the loan status to the credit bureaus. This was resolved with no corrections made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020. Co-borrower called transferred to Bankruptcy department
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019. The agent advised the borrower that the modification is completed and they can now set up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2019. The borrower called in a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019. Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX -The property was located in a XXX declared disaster area due to XXX. No property damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001539	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2020. Authorized third party called on 1/27/2020 regarding letter received requesting evidence of insurance. She said she would contact the insurance company
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/13/2017. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower submitted a credit reporting dispute on 9/13/2017. The issue was received and resolved on 10/3/2017 and determined there were no errors in credit reporting
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020. On 1/14/2020, borrower called and promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019. Commentary states spoke with the borrower regarding the final modification documents and account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2019. The borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018. Inbound call from borrower to discuss the status of the account. He stated that his divorce is final.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2018. Called borrower regarding final modification documents. Rep advised that borrower Spoke with borrower regarding the general status of the loan. Rep advised that the modification is complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019. 6/27/19: borrower call for loan mod status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2020. Borrower called and they made a payment in the amount of $533.25.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019. The customer called in to request assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001553	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020. Comments show borrower contact regarding loan status and payments, payment confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. Comments show borrower is still in an active bankruptcy but is current.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020. Borrower called in and made a payment. The agent sent the confirmation to the borrower via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX (XXX) as noted on XX/XX/XXXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001558	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. Borrower called in with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019. The borrower called to check on the status of their final modification plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019. The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019. On 05/22/2019 borrower called in reference to final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018. On 12/06/2018 Borrower was called in reference to past due loan. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001561	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020. Borrower called to see why there was an escrow shortage and agent advised the property taxes and hazard insurance policy had both increased.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/04/2019. The dispute type is Verbal and the reason is balance and pay history. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower disputed the balance and payment history. Agent researched and determined both were accurate and advised borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX Disaster: XXX (XXX) - Incident Period: XX/XX/XXXX - XX/XX/XXXX with no damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2020. 12/02/2019 - The borrower called and was advised of the next steps in the final modification process.08/12/2020 - Borrower called in with promise to pay one time draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001562	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2020. Borrower called requesting mortgage insurance cancellation. Advised of the requirements.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/18/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower disputed the account was ever in bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001564	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019. Co borrower called to make payment of 1137.22 effective for 5/1/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001565	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2020. Borrower called in to provide authorization to change homeowners insurance carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020. The servicer contacted the borrower regarding insurance on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX Property is located in a XXX disaster area due to XXX. No evidence of damage noted.	XX/XX/XXXX	XX/XX/XXXX
647001568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2019. The borrower called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: All claim funds were endorsed and released for XXX damages incurred on XX/XX/XXXX. The last disbursement occurred on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001569	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2018. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX area for XXX; damage was reported and a claim was filed. Commentary on XX/XX/XXXX reflects the branch contacted the servicer for endorsement approval of an insurance check for $X.XX for XXX damages incurred on XX/XX/XXXX. The servicer approved the endorsement and release and closed the claim without inspection.	XX/XX/XXXX	XX/XX/XXXX
647001570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019. Called and spoke with co-borrower regarding final modification documents. Discussed the figures listed on the documents and co-borrower stated she understands. She stated she would like the call pulled from December when she was given the decision. Co-borrower stated she was misled and she may have made a different decision in December and that they currently not financially able to bring the account current on their own. Rep apologized for the misinformation and advised will speak with the supervisor regarding the call and coaching. Co-borrower stated she has not been contacted by her notary. Rep advised will reach out to the notary and request she be contacted today. Rep advised the notary will work around her schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001573	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2020. Borrower called in payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/24/2019. The dispute type is Verbal and the reason is Probate and heir issues. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Dispute was over title clearance due to probate document were needed to prove successors to the property
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2019. Borrower called to confirm account status. Borrower also stated that account belonging to his brother is reporting on his credit bureau. Servicer advised to send in documentation if he wants to dispute.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001574	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2020. The borrower made a one time draft payment in the amount of $3189.96
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001572	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2019. Borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019. Co-borrower called in regarding another property and was in process of being transferred to liquidations when call was disconnected. The agent transferred the call. Borrower stated lost renter at rental property and is wanting information on short sale.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects Property located in disaster area due to XXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019. Outbound contact was made with the borrower to advise of the loan due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2020. Spoke with borrower who made a soft promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019. Outbound contact was made with the borrower to confirm that the final modification documents were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001583	3	[3] MI Not Being Paid As Required [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2020. Borrower calling to report a claim for XXX damage on XX/XX/XXXX. Provided claim procedures to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower called on XX/XX/XXXX to report a new claim for XXX damages caused on XX/XX/XXXX. The claim was classified as enhanced endorse and release. There was no reference to claim funds or any completed repairs. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001582	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2020. Borrower made a payment in the amount of $627.44.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/30/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower submitted a credit dispute on 7/30/19. The servicer reviewed the history, found no inaccuracies, and responded to the borrower as such. No evidence of further escalation for this issue from the borrower was located in the commentary provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001584	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020. The borrower called to make a payment by phone. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001585	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019. The borrower called to inquire why the online account does not reflect the modified payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019. The servicer discussed the loan modification with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2020. 07/09/2020 - Borrower called in with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2020. The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2019. Commentary states the borrower called in to schedule a future payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is fair. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001590	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2020. Borrower called regarding misapplication of their funds. Comment dated 10/30/2019 borrower called regarding the modification documents and had some questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is fair. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001591	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019. Outbound call to customer agent advised of next modification steps and confirmed last trial payment made and advisedon final mod docs. borrower had no questones Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001592	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2020. Called the borrower to follow up on the signed modification agreement. The borrower advised they were signed yesterday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX as noted on XX/XX/XXXX. There is no evidence of damage to the property.	XX/XX/XXXX	XX/XX/XXXX
647001596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2020. The borrower called in to make a payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019. The customer confirmed modification and status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001598	1	[1] Environmental Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018. The borrower called in upset about needing a required inspection for the insurance claim and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX the notes referenced a claim was filed for XXX caused on XX/XX/XXXX. The claim was classified as enhanced endorse and release. On XX/XX/XXXX authorization was provided to endorse and release two claim checks for $X.XX and $X.XX at a local branch office. Notes on XX/XX/XXXX stated the borrower did not comply with the agreed-upon inspection and a drive-by was conducted on XX/XX/XXXX reference 0% repairs were completed. The review of the claim was closed on XX/XX/XXXX due to the task was open for over a year. There was no sign of the repairs being completed. Property repairs have not started. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001597	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019. 09/03/2019 - Borrower called in for a status update. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2020. The borrower emailed an account inquiry on 1/8/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019. The borrower called payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX area for XXX; no damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001607	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2019. Discussed the deferred balance and mobile notary service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020. The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001612	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019. The agent advised that the final trial payment was received and to allow about 2 weeks for the final documents to be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Mortgage insurance review cited on 09/11/2019.	XX/XX/XXXX	XX/XX/XXXX
647001614	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020. The borrower confirmed the autopay is scheduled for 03/15/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019. The borrower stated RFD was excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020. Associate contacted borrower regarding their payment. Borrower stated they are on a fixed income and receives income on the 3rd of the month and will make payment at branch today. Comment dated 06/20/2019 borrower stated they injured themselves and the only income is SSDI.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area as cited on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2020. Servicer contacted borrower regarding past due account. Borrower made promise to pay at local branch same date and death in family was cited as reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001623	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019. Borrower scheduled payment and discussed final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. Received referral via damage report on XX/XX/XXXX for damages from XXX. Photos dated XX/XX/XXXX show exterior damage only. No claim will be filed as property is occupied. The cause of damage not provided. No evidence repairs were made. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects property located in XXX disaster area due to XXX XXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2019. The borrower authorized a payment in the amount of $941.55.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2019. The borrower called to inform they have scheduled the notary signing for 09/16/2019. Associate informed borrower about the foreclosure status and there is a 30 day window on the documents and additional time is not guaranteed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Mortgage insurance review cited on XX/XX/XXXX. Property was cited as being located in a XXX declared disaster area due to XXX (XXX) as cited on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2020. The borrower called and promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001629	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019. The borrower called to get status update. The representative informed the borrower of final modification documents were sent via XXX. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019. Borrower called in to discuss final mod docs
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001634	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is excellent. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001639	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to (XXX) on XX/XX/XXXX and (XXX) on XX/XX/XXXX, XXX.	XX/XX/XXXX	XX/XX/XXXX
647001637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001638	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001641	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2017. Borrower inquiry in regards to exemption being made. Advised exemption has already been complete, no changes made to tax line, letter sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001646	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2018. The borrower called about staetment and advised will be making a payment in branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2020. Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to (XXX) XXX cited on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001654	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019. The borrower accepted 1 PITI with fees. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020. On 3/13/2020, the borrower called in a one time phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018. The borrower called and made a payment on loan .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/17/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019. On 10/16/2019, the borrower called in a one time phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Comments show loan was in bankruptcy but it has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020. Borrower called in requesting 1098 tax information for the prior year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001674	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2020. Borrower called to get mortgagee clause for insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001675	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001677	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2020. The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2017. Borrower called requesting a late fee to be waived as they not have access their online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster due to (XXX) XXX as cited on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2018. The borrower called in and inquired about the billing statement which did not show the extra funds to principal. The agent advised the borrower that when the payment posts and that is why borrower seeing it un-applied but the funds were applied the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to XXX on XX/XX/XXXX and (XXX) on XX/XX/XXXX for XXX.	XX/XX/XXXX	XX/XX/XXXX
647001680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2020. Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019. The borrower was contacted regarding delinquent storm drain lien and the borrower stated they would make a payment this week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/09/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020. Borrower called to inquire about adding her daughter to the title for estate planning purposes. Advised borrower that it is allowed and sent borrower allowable transfer letter. Advised borrower to contact the local recorder of deeds for more information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001694	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2020. the customer requested a payoff statement via e mail
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001699	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020. Borrower was not interested in loss mitigation options and could not offer payment. The borrower disconnected the call prior to the agent finishing all questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: Property was was cited as being located in a XXX declared disaster area due to (XXX) XXX as cited on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2018. Borrower called to authorize the midterm policy change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: XXX declared disaster area -- XXX XXX
			XXX declared disaster area -- XXX XXX	XX/XX/XXXX	XX/XX/XXXX
647001703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018. the customer sent in a complaint about the monthly statement, they requested that the statement be mailed instead of online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001711	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001715	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/10/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001717	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: XXX declared disaster area -- XXX - XXX
			XXX declared disaster area -- XXX - XXX	XX/XX/XXXX	XX/XX/XXXX
647001725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2018. 01/19/2018 - Borrower called - has been receiving calls in reference to completing a refinance for their loan - borrower states never requested this information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX declared disaster area -- XXX - XXX	XX/XX/XXXX	XX/XX/XXXX
647001727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2019. Borrower was contacted to try and collect a payment. Borrower advised they were going to make a payment at the branch and declined reviewing any loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area (XXX) noted on XX/XX/XXXX. No damages were reported. Research pending as cited on XX/XX/XXXX unclaimed funds for date of loss XX/XX/XXXX in the amount of $X.XX as cited on XX/XX/XXXX, as borrower has sent the unclaimed funds form from XXX and is requesting the review.	XX/XX/XXXX	XX/XX/XXXX
647001732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2019. Comments show borrower contact regarding loan status and payments, payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster area due to XXX XXX noted on XX/XX/XXXX. No damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001739	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018. Borrower called regarding their payment for June, as their daughter states has not been drafted from the account. Associate informed payment applied on 06/08/2018 and they should check with their bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to (XXX) XXX cited on XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX
647001751	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001740	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020. Comments show borrower contact regarding loan status and payments, payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Comments show loan was in bankruptcy but it has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018. On 2/12/18 the servicer and the borrower reviewed the borrower's payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX declared disaster area for XXX and XXX - XXX	XX/XX/XXXX	XX/XX/XXXX
647001745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/10/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018. Borrower gave third party authorization for their spouse. Borrower discussed loan modification details with the agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001748	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2020. Borrower called to schedule their payment. Comment dated 04/20/20 borrower requested cease & desist and was informed the request would need to be in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2020. The borrower requested a copy of the deed to the property as well as the collateral note. The requested documents were sent via e-mail that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX (XXX and XXX) per notes dated 01/22/2018 and 11/16/2018. No damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647001757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001760	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to XXX cited on XX/XX/XXXX and (XXX) cited on XX/XX/XXXX. Comment dated 06/03/2020 inquiry was received from XXX who wrote they are represented by XXX and they would be the trustee of borrowers' accounts and letter was mailed to attorney informing of documentation needed.	XX/XX/XXXX	XX/XX/XXXX
647001761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001764	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019. Borrower called for an account status. Advised borrower that she was sent a letter from her case worker on 5/20/19 advising that we have not yet received the documents requested. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/14/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2020. Commentary states spoke to the borrower regarding the account status. The borrower advised they will check on the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster protection for XXX back in XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001777	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster zone due to XXX noted on XX/XX/XXXX. No damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001778	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018. The borrower stated they are not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to XXX on XX/XX/XXXX and XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2020. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2020. Authorized Third party made a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to XXX cited on XX/XX/XXXX and on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2017. Borrower advised that a payment has been made at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020. The last contact with the borrower they had questions in regards to their payments and reversals. They wanted to discuss a misapplied paymtn.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2019. Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was was cited as being located in a XXX declared disaster area due to (XXX) XXX cited on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to (XXX) XXX cited on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2017. On 9/29/17 the borrower called to submit a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001797	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018. The last contact with the borrower they called regarding lapse in coverage. The customer wanted to make a negative escrow payment. The borrower was advised need to be transferred to the escrow department. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2019. Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2019. Borrower called in to discuss account, can not commit to making a payment, not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001805	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2018. Spoke to borrower on 10/9/18 regarding the escrow account and the borrower was able to pay the escrow account current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/09/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower was upset due to not being told that an escrow account was added to the loan and stated due to the escrow account the payments were not sufficient and showed they fell behind in payments due to this.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area (XXX) noted on XX/XX/XXXX. No damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001813	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2020. Authorized third party called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001812	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/28/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2020. One time payment scheduled for 8/30/2020 by borrower online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/14/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001823	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001830	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2020. Borrower called and stated they have been making extra payments every month and they were wondering where the extra payments were going. Agent advised they were going to principle and interest. Customer advised she thought they were going to the late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Potential disaster impact due to XXX (XXX) noted on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001836	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2020. The borrower called in regards to escrow on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001840	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2018. The borrower was contacted on 07/20/2018 regarding the past due amount. The borrower advised of a hardship due to excessive obligations and promised to make their payment at a branch office on 07/24/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001851	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001853	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001854	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2020. Last contact with the borrower was when they called to discuss the forced placed insurance put on the property and was upset due to not wanting to pay the extra expense of the force-placed insurance
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/06/2020. The dispute type is Verbal and the reason is Payment Dispute. The dispute is not resolved and the status indicates Servicer responded and appears issue is closed. Dispute over the cost of the the force-placed insurance that was put on the property due to a gap in Insurance coverage caused by non payment of the borrower Hazard Insurance. It was explained that this insurance was more expensive. The borrower asked that the extra amount be refunded and servicer apologized and stated they could not do this. . The borrower stated they would have to remove their accounts from WF Borrower stated he was just now being charged for the lender-placed insurance which is not correct as it is the new Insurance amounts now being deducted and the lender-placed insurance was added to escrow on 6/24/2019
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX protection for the loan 2017	XX/XX/XXXX	XX/XX/XXXX
647001855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2017. spoke to Borrower and they stated that they will pay at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020. On 5/13/2020, the borrower called and promised to pay the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2018. Comments show borrower contact regarding loan status and payments, payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2019. the customer called and provided a one time draft in the amount of $498.57
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2020. the borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019. Borrower called in for confirmation of insurance policy and the agent advised that they have two policies on record. Borrower also added a phone number to added as the primary contact number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects that the property is located in a XXX disaster area due to XXX. No damages reported. Comment dated XX/XX/XXXX reflects that the property is located in a XXX disaster area due to XXX. No damages reported.	XX/XX/XXXX	XX/XX/XXXX
647001879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001882	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2020. inbound call from 3rd party stating that borrower had passed away and 3rd party has been name as representative of state. Loan servicer requested Death cert to be sent in. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001885	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects that the property is located in a XXX disaster area due to XXX XXX. No damage reported. Comment dated XX/XX/XXXX reflects that the property is located in a XXX disaster area due to XXX XXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2020. inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects property located in XXX disaster area due to XXX XXX. No damage reported. Comment dated XX/XX/XXXX reflects property located in XXX disaster area due to XXX XXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001888	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019. Borrower called from a branch with general questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020. Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019. Borrower called and promised to pay $764.84 online on 08/20/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to (XXX) XXX cited on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001900	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019. Borrower called stating they do not see their auto payment on their bank statement. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020. The borrower called in and wanted a lower interest rate. Borrower was transferred after rate was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001904	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020. Commentary states the borrower called in to schedule a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2017. Borrower promsied to pay and discussed hardship
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001910	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001912	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018. The borrower declined assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001913	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001916	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2020. The borrower made a promise to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area (XXX) noted on XX/XX/XXXX. No damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647001917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001918	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2018. Commentary states the borrower called in to make a payment on the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/09/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. The borrower called to verify that the updated homeowners insurance was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001921	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. The borrower made a promise to pay by phone. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020. The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001929	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2020. The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001931	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001934	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020. Borrower scheduled a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001936	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001937	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2017. Commentary states authorized third party called in regarding the process of filing a property loss insurance claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property damage with a date of loss of XX/XX/XXXX was closed on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2020. The borrower stated RFD as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001943	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001945	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2020. The co-borrower called in and made a promise to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001944	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001951	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020. The borrower called in and made a promise to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. Borrower called inbound to make pay by phone future payment for Sept. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020. The borrower sent in an Automatic payment via ACH or Wire on 03/18/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/18/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001959	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in an area declared a XXX disaster due to XXX (XXX) on XX/XX/XXXX. There is no evidence of property damage.	XX/XX/XXXX	XX/XX/XXXX
647001963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001965	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020. The borrower provided 30-day authorization for a family member on the account. Comments note that the escrow problem or concern resolution was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Potential impact due to XXX (XXX) was noted on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647001967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001968	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020. The Servicer contacted the borrower to inform them that their payment dispute was researched and found to be valid and the borrower's account would be corrected.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/09/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower initiated a verbal payment dispute against the Servicer on 07/09/2019; the dispute was resolved on 03/13/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX noted on XX/XX/XXXX. No damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647001966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019. Commentary states the borrower called in to request a reprint of the year end tax statement information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a XXX disaster (XXX XX/XXXX); no damage reported.	XX/XX/XXXX	XX/XX/XXXX
647001969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001974	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020. Borrower promised to pay, discussed hardship and declined assistance options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001979	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001980	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2020. Co-borrower called with questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is BK unfinished.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001983	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2020. 07/06/2020 - Borrower called in with promise to pay.One time draft set up for $1410.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX Property is located in a XXX disaster area due to XXX. No evidence of damage.	XX/XX/XXXX	XX/XX/XXXX
647001982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019. The borrower called in to verify insurance infomation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 9/19/17 XXX disaster protection efforts.	XX/XX/XXXX	XX/XX/XXXX
647001984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2020. The customer called requesting servicing research and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2018. The borrower called in to advise of new insurance carrier. Provided mortgagee clause.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2018. Borrower requested year end statements on 9/21 but has not received them. Submitted request for documents to be emailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020. The borrower called in to make a one time draft payment in the amount of $535.33
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018. Commentary states the borrower called in rto inquire about the additional payments needed to pay off the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Discharged bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001992	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019. The customer called regarding the 04/30 payment which funds were held over a week on bank account. The rep advised it was the bank and not due to servicer. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX the home is located in XXX disaster area for XXX XXX. No damages reported.	XX/XX/XXXX	XX/XX/XXXX
647001991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/25/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2019. Borrower called in to schedule a one time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2019. Borrower called to make payment on house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; no evidence of damages.	XX/XX/XXXX	XX/XX/XXXX
647001994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2018. The borrower called regarding credit review from 2015 through 2018, the borrower will send proof of payments from 2015 showing they were paid on time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020. The borrower called in to make changes to the auto payment. Opened a work order to modify a scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001997	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647001998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX notes indicate the property located in XXX disaster area, due to XXX. No damages reported.	XX/XX/XXXX	XX/XX/XXXX
647001999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2020. The borrower called looking for a lower interest rate. A refinance was discussed. The borrower cannot commit to pay due to a reduction in income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. Commentary states the borrower called in regarding payment questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2019. An authorized third party scheduled a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property ws located in aXXX disaster area affected by XXX (XXX) per notes dated XX/XX/XXXX. No damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647002007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002005	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020. Spoke with the borrower who called to find out the interest rate and the rate was provided by the agent. The borrower stated that was not right and requested to speak with someone that could view prior to 5/19. Borrower was transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2019. Comments show borrower contact regarding loan status and payments, payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019. Comments show borrower contact regarding loan status and payments, payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002014	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: notes indicate the property located in XXX disaster area, due to XXX. No damages	XX/XX/XXXX	XX/XX/XXXX
647002019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020. The customer had refinancing questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2018. The borrower called in and wanted to make a payment by credit card. The borrower was advised a credit card payment cannot be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2020. The borrower granted authorization on the account to a third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020. The borrower sent in an ACH or wire payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2018. Commentary states the borrower called in to scheduled a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2017. Servicer contacted borrower regarding past due account and servicing problem was cited as reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2019. Spoke with borrower who stated cannot commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is poor. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002028	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2020. The borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/21/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower initiated a written credit dispute against the Servicer on 06/21/2019; the dispute was resolved on 08/15/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019. Servicer contacted borrower regarding past due account. Fraud alert stopped automatic payments. Borrower made promise to pay and excessive obligations was cited as reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2020. Borrower called inbound to promise to pay by phone for 8/21/20
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002036	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2019. Commentary states the borrower called in to make changes to the automatic draft information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Discharged bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020. The borrower called about account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020. SErvicer contacted borrower to discuss taxes and escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018. Commentary states borrower called to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments reflect an insurance claim for XXX suffered on XX/XX/XXXX; a claim check in the amount of $X.XX was endorsed and returned to borrower. Claim was not monitored.	XX/XX/XXXX	XX/XX/XXXX
647002043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002048	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019. The customer spoke to the agent. The agent verified that it was the customer but there are no details of the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020. The borrower made a one time draft payment in the amount of $2389.05
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020. The borrower called and set payment for 05/02/2020 in the amount of $1603.17 and stated the payment is due on 04/25/2020 per the statement, they do not need assistance at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2017. The borrower was transferred to a specialist and comments note that to make sure payment for 09/2017 is all applied to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Disaster protection due to XXX XXX from XX/XX/XXXX to XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647002049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019. Borrower called to update bank account information and schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2020. Borrower called in regarding a letter they received regarding a re-cast offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX Disasters: (1) XXX (XXX) - Incident Period: XX/XX/XXXX - XX/XX/XXXX and (2) XXX (XXX) - Incident Period: XX/XX/XXXX - XX/XX/XXXX. No damage reported from either event.	XX/XX/XXXX	XX/XX/XXXX
647002058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019. The borrower called to confirm that the XXX Form that was sent in two months ago and confirmed that the second lien in the account was paid off. Borrower was advised that there was an alteration on the form so it needs to be filled out again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Disaster protection for XXX from XX/XX/XXXX - XX/XX/XXXX; damage claim received 100% inspection XX/XX/XXXX and claim closed XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647002066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2019. Borrower confirmed insurance information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002060	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020. The borrower authorized a payment in the amount of $449.67.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2020. On 07/14/2020 the Borrower called in to obtain a copy of the 1098 form. The borrower can't commit to pay due to excessive obligations. On 8/11/2018 the agent called to advise the borrower that the modification was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2020. Borrower called to make a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX Disasters: (1) Texas XXX (XXX) - Incident Period: XX/XX/XXXX - XX/XX/XXXX and (2) XXX (XXX) - Incident Period: XX/XX/XXXX - XX/XX/XXXX. No damage reported from either event.	XX/XX/XXXX	XX/XX/XXXX
647002075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019. The borrower called regarding statement information and made a payment in the amount of $1526.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2020. The customer gave permission for a 3rd party daughter to speak on the account throughout the life of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX (XXX and XXX) per notes dated XX/XX/XXXX and XX/XX/XXXX. No damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647002083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2020. Borrower called inbound to make payment by phone on 8/20/2020 The borrower discussed the modification and decided they did not want to apply today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX Disasters: (1) XXX (XXX) - Incident Period: XX/XX/XXXX - XX/XX/XXXX and (2) XXX (XXX) - Incident Period: XX/XX/XXXX - XX/XX/XXXX. No reported damage from either event.	XX/XX/XXXX	XX/XX/XXXX
647002093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2018. The borrower was not affected by the natural disaster. The property is not damaged.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX (XXX) per notes dated XX/XX/XXXX. No damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647002097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2018. The borrower scheduled a payment over the phone. The reason for the default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area noted on XX/XX/XXXX due to XXX. No damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647002095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2019. The borrower requested the late fee be waived. The servicer honored the request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019. Associate contacted borrower regarding the past due amount. Borrower did not realize they were short for the November payment for 0.10 cents and stated they will clear up November at the branch with the December payment and payment dispute was cited.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX-The property was located in a XXX declared disaster area due to the XXX. No property damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647002099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019. Borrower called to make a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX Disaster: (1) XXX (XXX) - Incident Period: XX/XX/XXXX - XX/XX/XXXX and XXX (XXX) - Incident Period: XX/XX/XXXX - XX/XX/XXXX per notes dated XX/XX/XXXX and XX/XX/XXXX. No damages were reported from either event.	XX/XX/XXXX	XX/XX/XXXX
647002101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018. The borrower called to request the final inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: An insurance claim was filed for XXX damage that occurred on XX/XX/XXXX. The claim was classified as enhanced endorse and release per notes dated XX/XX/XXXX. All funds were released as the inspection dated XX/XX/XXXX verified the repairs were completed.	XX/XX/XXXX	XX/XX/XXXX
647002103	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2020. The borrower made a payment over the phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/24/2017. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower disputed the credit report. The servicer has researched the issue and a resolution was sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/08/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2019. The borrower called on 10/22/2019 regarding hazard insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002106	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2020. The customer stated that she received a check for $10k and is aware that she can change the check deposit in her checking account, then she can pay the mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002113	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018. Borrower called about late fees.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/28/2017. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Credit dispute received on 09/28/2017. Notes of 10/12/2017 indicated borrower claimed identity fraud/account fraudulently opened. Notes of same date indicated account information was accurately reported.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020. Borrower called in for statement information and to change address back to property address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002121	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2020. Borrower called inbound 6/19/20 to discuss the loan and misapplication to the Equity loan and payment made was reversed and reapplied to the mortgage loan
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/31/2019. The dispute type is Verbal and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower stated she would like to late fee waived but there was not late fee charged as it stated fee waived so nothing to refund. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002122	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017. The borrower called to discuss the insurance check endorsement from a prior claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX-The property was located in a disaster area due to the XXX. No property damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647002125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020. The borrower advised that they are changing insurance carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX as noted on XX/XX/XXXX. There is no evidence of damage to the property.	XX/XX/XXXX	XX/XX/XXXX
647002128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2020. Borrower called in a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX Disaster: XXX (XXX) - Incident Period: XX/XX/XXXX - XX/XX/XXXX with no reported damage.	XX/XX/XXXX	XX/XX/XXXX
647002131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX noted on XX/XX/XXXX. No damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647002137	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX Disasters: (1) XXX (XXX) - Incident Period: XX/XX/XXXX - XX/XX/XXXX and (2) XXX (XXX) - Incident Period: XX/XX/XXXX - XX/XX/XXXX. No damages reported from either event. No contact with borrower evident during review period.	XX/XX/XXXX	XX/XX/XXXX
647002138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2020. The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2020. The most recent contact with the borrower was to accept a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002140	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2020. An authorized 3rd party called in a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX Disasters: (1) XXX (XXX) - Incident Period: XX/XX/XXXX - XX/XX/XXXX and (2) XXX (XXX) - Incident Period: XX/XX/XXXX - XX/XX/XXXX. No damages reported from either event.	XX/XX/XXXX	XX/XX/XXXX
647002142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2018. 10/18/2018 -Borrower called in with promise to pay $1,818.83 as one time draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2020. The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002143	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2020. On 08/05/2020 Borrower called in reference to acknowledgment letter received and was provided with the information. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002144	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2018. Borrower called in and said the reason for delinquency was excessive obligations. Borrower wanted birth date corrected on loan and can't commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment XX/XX/XXXX, XXX Declared Disaster due to XXX (XXX), no damage reported.	XX/XX/XXXX	XX/XX/XXXX
647002145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020. Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2018. Borrower did not have time to discuss account with the agent. The agent gave the borrower the customer service number to call to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2020. inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX, Property located in a XXX disaster area due to XXX. No damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647002150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020. Borrower called to schedule payment. Comment dated 12/12/2019 cites borrower called and was informed modification documents needs to be completed. Borrower stated the payment is too high and they are looking to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Mortgage insurance review cited on 04/10/2020.	XX/XX/XXXX	XX/XX/XXXX
647002152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002153	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019. Successor in interest called to start assumption process call transferred. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020. The borrower took the claim check to the branch for endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On XX/XX/XXXX the account noted, the property is located in a XXX disaster area for XXX, property damage was reported and a claim was filed, on XX/XX/XXXX the non monitored claim, endorsed and released a check in the amount of $X.XX at the Branch.	XX/XX/XXXX	XX/XX/XXXX
647002154	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2018. The borrower called from the branch, citing excessive obligations as RFD and stated that they were not getting paper statements and didn't know the account was behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX. No damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647002155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020. inbound call from borrower to set up online account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2017. The most recent contact with the borrower was to discuss loss mitigation options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2019. Borrower was contacted regarding payment and said would make payment at local Branch. Excessive obligations was cited as reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2018. Borrower called in about a request received for inspection for insurance claim. Servicer stated did not understand request as claim was closed and no further action was required. Borrower has made payments by phone since, without direct contact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Collateral loss for XXX on XX/XX/XXXX determined non - monitored claim; check for $X.XX endorsed and released by branch on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647002167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002169	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018. The customer made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/24/2019. The dispute type is Verbal and the reason is inaccurate loan information. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The customer stated there was inaccurate loan data in MSP including name, social security and address. research conducted and information confirmed and updated as needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002175	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019. The most recent contact with the borrower was to receive a request for a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area affected by XXX XX/XX/XXXX but no property damage was notes.	XX/XX/XXXX	XX/XX/XXXX
647002177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2020. The authorized signer called in to request a copy of the deed of trust via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002182	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020. The borrower called to discuss the next interest rate adjustment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2018. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2019. The borrower called to verify the next steps required for the loss draft on the active hazard claim to be issued.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary on XX/XX/XXXX reflects the servicer received $X.XX in claim proceeds for XXX incurred on XX/XX/XXXX; the claim was classified as endorse and release, and on XX/XX/XXXX the servicer sent the endorsed check to the borrowers. All fund disbursed without inspection.	XX/XX/XXXX	XX/XX/XXXX
647002187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2018. The borrower called to discuss a recent payment rejection of certified funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per the commentary, on XX/XX/XXXX the servicer approved branch endorsement and release of an insurance check for $X.XX for XXX incurred on XX/XX/XXXX. All claim funds disbursed without inspection.	XX/XX/XXXX	XX/XX/XXXX
647002191	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. Spoke to borrower regarding the hazard claim and funds to be released at 75% per inspection and borrower would complete the repairs. Contractor was paid for work completed. Outbound contact was made with the borrower, who advised the repairs are complete and ready for the final inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Commentary on XX/XX/XXXX states the borrower filed a claim for freeze damage incurred on XX/XX/XXXX; the servicer opened a monitored claim and has received and deposited a total of $X.XX in insurance proceeds. As of XX/XX/XXXX awaiting the initial inspection for the first draw to be made. Commentary reflects that all contractor documents have been received and the repairs are progressing. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002194	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002193	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019. The borrower called regarding the unpaid principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2019. Borrower called in with payment problem regarding NSF/overdraft fees. The servicer reviewed and advised was not lender error and denied refund of fees and went over details with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020. The borrower called to discuss the escrow refund, and requested to have it credited back to the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019. The customer called regarding insurance information and renewal of policy on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in XXX disaster area, due to XXX. Damages reported and 100% repaired per loss draft notations XX/XX/XXXX. Claim closed.	XX/XX/XXXX	XX/XX/XXXX
647002202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2020. 08/04/2020 - Borrower called in with promise to pay , one time draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002203	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. Claim filed for unspecified damages noted on XX/XX/XXXX. Adjuster's worksheet and copy of check received XX/XX/XXXX. The details of the damage and status of repairs were not provided. The claim was classified as enhanced endorse and release but claim details were noted. Property repairs have not started. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002206	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects property located in XXX disaster area due to XXX XXX. No damage reported. Comment dated XX/XX/XXXX reflects property located in XXX disaster area due to XXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647002207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On XX/XX/XXXX the account noted, the property is located in a XXX disaster area for XXX, no property damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647002210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2017. Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; no evidence of damages.	XX/XX/XXXX	XX/XX/XXXX
647002211	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020. Borrower called in and scheduled payment for 07/16/2020 in amount of $1726.54 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2018. Teh borrower called in to make a payment and servicer waived the fee for processing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2018. Outbound contact was made with the borrower, who advised that the shortage from the previous payment had already been paid. The servicer initiated a reversal of funds applied to late charges to correct the accounting and bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002212	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2020. The borrower called and scheduled a payment for 9/1/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2020. The customer spoke to agent about discharged bankruptcy status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX-The property was located in a XXX declared disaster area due to XXX. No property damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647002219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects that the property is located in a XXX disaster area due to XXX XXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647002222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2020. Co-borrower called in and made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area noted on XX/XX/XXXX due to XXX (XXX). No disaster damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647002223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019. Spoke to borrower when they called inbound to discuss the loan and discharged Bk for borrower and verified loan not reaffirmed but still due and payable. authorized AP3 to speak. 4-2-19 Loan meets criteria to have mortgage insurance removed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002226	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2018. An authorized 3rd party stated that the reason for default was due to excessive obligations. A promise to pay was made and assistance was denied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX-The property was located in a XXX declared disaster area due to XXX. No property damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647002229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2017. Borrower called in could not commit to making a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002236	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX Property is located in a XXX disaster area due to XXX. No evidence of damage.	XX/XX/XXXX	XX/XX/XXXX
647002234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area noted on XX/XX/XXXX due to XXX (XXX). No damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647002233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2018. The borrower called to verify that there was only 1 active insurance policy on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects that the property is located in a XXX disaster area due to XXX XXX. No damage reported. Comment dated XX/XX/XXXX reflects that the property is located in a XXX disaster area due to XXX XXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647002231	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects that the property is located in a XXX disaster area due to XXX XXX. No damage reported. Comment dated XX/XX/XXXX reflects that the property is located in a XXX disaster area due to XXX XXX. No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647002238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019. Borrower scheduled a payment, inquired about payment increase and declined assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX. as noted on XX/XX/XXXX (XXX). No damage reported.	XX/XX/XXXX	XX/XX/XXXX
647002239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018. Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2020. Spoke to Borrower and they made a payment in the amount of $100.89.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020. Borrower scheduled a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; no evidence of damages.	XX/XX/XXXX	XX/XX/XXXX
647002248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019. Inbound call from borrower to process payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX Disaster XXX (XXX) Incident Period: XX/XX/XXXX and continuing. No reported damage.	XX/XX/XXXX	XX/XX/XXXX
647002250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is located in a XXX disaster area (XXX) due to XXX. No damages reported.	XX/XX/XXXX	XX/XX/XXXX
647002256	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. Claim filed for unspecified damages noted on XX/XX/XXXX. Documents received on XX/XX/XXXX. No evidence funds were disbursed or repairs completed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018. Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2020. Borrower called and made a one time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2019. the customer was contacted and provided updated financials and provided a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2020. The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020. The customer states that they sent a bank wire and provided the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2018. Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019. The borrower called to advise the late payment was an oversight, and that it had been mailed a few days ago.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002275	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2020. Borrower called in with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2017. The borrower called and requested escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2018. Inbound call from borrower to inquire on tax review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018. The borrower requested the payment history to be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2019. The borrower called and provided a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019. Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002298	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXX as noted on XX/XX/XXXX. No damage reflected.	XX/XX/XXXX	XX/XX/XXXX
647002299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020. Third party called on behalf of the borrower on 04/29/2020 stating the borrower had the funds to pay the past due taxes and wanted the escrow account removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2020. Borrower called in with promise to pay, one time draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002306	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX. No damage was reported.
			The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX. No damage was reported.	XX/XX/XXXX	XX/XX/XXXX
647002305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018. The borrower called to request a duplicate year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2020. inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2020. The borrower called in and made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020. The last contact with our borrower they promise to pay one time draft with their checking account 08/14/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002312	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2020. Borrower called and confirmed insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2020. Commentary states the borrower called in to inquire about payment questions; borrower declined forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020. The customer confirmed no interest in loss mitigation and made a payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002318	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019. Borrower called in and stated cannot commit to pay. The borrower could not provide date or time to discuss situation. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2020. The borrower called to make a payment in the amount of $1486.30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2017. The borrower called in for information on the servicing transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020. Comments indicate borrower called on 8/14/20 to pay by phone scheduled for 8/28/20. Commentary states the borrower called in to verify the status of tax payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2019. Comments show borrower contact regarding loan status and payments, borrower advised he received email payment would be changing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002327	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020. The borrower made a payment for $2,344.45 with an agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX-The property is located in a XXX declared disaster area due to the XXX (XXX). No property damages were reported.	XX/XX/XXXX	XX/XX/XXXX
647002330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2018. The servicer called and spoke with borrower regarding payment. Borrower made a promise to pay 674.61 online on 10/27/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2020. On 6/30/2020 the borrower called to find out the different payment options and scheduled a payment for $5700.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019. Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002333	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2020. Customer called to request assistance. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2017. Borrower called and stated credit is reporting him late. Servicer advised to send in documentation so account can be researched.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. The borrower called in to make a one time draft payment in the amount of $1073.02
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2018. The authorized party called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018. Borrower called in and made a payment on the account..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was located in XXX disaster area noted on XX/XX/XXXX; no evidence of damages.	XX/XX/XXXX	XX/XX/XXXX
647002342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2020. The borrower called to make a payment in the amount of $2,999.96.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2017. Borrower promised to pay, inquired about escrow and statements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002344	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2020. The borrower called to have misapplied funds applied correctly.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/05/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. A payment dispute was placed on 10/05/2017. The issue was reviewed and resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area noted on XX/XX/XXXX. An inspection dated XX/XX/XXXX verified there was no disaster damage.	XX/XX/XXXX	XX/XX/XXXX
647002348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2018. Borrower called and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2020. Borrower scheduled payment and discussed hardship
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018. Servicer contacted borrower to advise payment had been adjusted. The borrower stated that would make the October payment online today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002354	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018. Authorized third party called to advise that they will continue making payments on the account. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019. The customer called regarding general information and discussed modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2020. The borrower called in and made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002362	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2020. The customer made a payment of $1,065.07. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2018. Borrower was contacted for payment and servicing problems was cited as reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/02/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2019. The borrower called to make a payment in the amount of $2243.85.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019. The borrower confirmed receipt of the corrected documents they will sign and return them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019. The borrower called in regards to completed modification on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property damage occurred due to XXX on XX/XX/XXXX. Noted XX/XX/XXXX,100% inspection and all funds released.	XX/XX/XXXX	XX/XX/XXXX
647002368	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019. The customer discussed final modification documents and confirmed payment due date of June 1st.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019. The servicer called regarding final modification documents. The servicer advised the borrower documents need to be notarized. The borrower said they would get it taken care of right away.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019. 8/28/19: Borrower call for modification status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647002371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2017. Borrower had a general inquiry regarding her account. Agent assisted and call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2017. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Comments on XX/XX/XXXX indicate that the borrower has been discharged through bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018. The borrower called in made a payment advised thought they were up to date advised just made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2017. The borrower advised they will be making their July payment on the 1st of August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000019	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2017. Borrower called regarding loan modification, and was advised she could send a letter of explanation regarding the missing modification documents, was also advised loan was just modified 2/2017 and cannot be modified again. Borrower indicated will let modification close or will opt out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2016. Borrower called regarding new insurance policy and new escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000105	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/02/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2017. Contacted borrower to discuss repayment. Borrower will discuss with spouse and call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018. Borrower called regarding status of insurance documents. Advised no documents received. Borrower will call agent and call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/18/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2016. Borrower was inquiring to make sure payment applied
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan is performing-no evidence of loss mitigation	XX/XX/XXXX	XX/XX/XXXX
647000163	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2017. The borrower called to have payment reversed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/12/2018: Servcier states: C&D Active - 8.12.16 RESEARCH REQUEST SUBMITTED: CUSTOMER REQUEST Per your request, we updated your account with a designation to cease collection calls, e-mails, text messages, and web alerts. This means we will not contact you regarding the status of your loan.	XX/XX/XXXX	XX/XX/XXXX
647000232	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2018. The borrower scheduled a payment of $1,542.13 for 04/13/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is dismissed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000098	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2017. Borrower called for payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000231	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018. The borrower called in to schedule a voluntary payment for 3/15/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018. The borrower contacted the servicer asking insurance questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2018. The borrower called in to advise they made a payment online today and the account will be brought current in one week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018. The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000104	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2015. Borrower advised online status shows account is due for 1/01/16. Agent advised borrower to send in screen print because account is showing due for 12/1/15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2016. Borrower was upset about not being able to make a payment with a debit card. Call was escalated to the supervisor to handle the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX. A post XXX inspection was completed XX/XX/XXXX and reflects no damage.	XX/XX/XXXX	XX/XX/XXXX
647000221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2018. The borrower called in to make the December payment. Reason for default given as employer did not sign pay slip; Lender advised about credit hit and late fees; borrower accepted automatic clearing house and will send the original check with the word VOID on it; lender advised that it would take 30 days to be effective. Borrower indicated that she would like to authorize her daughter for communication on this account; lender advised the borrower to send a written authorization and provided the facsimile number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018. inbound call from borrower to process payment via speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018. Commentary 1/2/18 indicates borrower called in to check status account status, was informed of nsf on account. Borrower states will contact bank and call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2016. Borrower asked not to be called.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Modification by the prior servicer XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647000116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2017. Borrower sent an email in response to a telephone call about past due amounts. Borrower states this was due to a change in the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Notes indicate that no longer is this file incomplete. Now have the missing notes that dates from 1/1/2015 to 11/25/2015. Prior notation advises that notes only went through 11/15/2015.	XX/XX/XXXX	XX/XX/XXXX
647000052	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018. The authorized spouse called regarding the change of insurance carrier. The prior policy was cancelled due to underwriting reasons.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. The borrower scheduled a payment of $1,559.38 for 05/01/2018 and is requesting the parents assume the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000234	3	[3] Collection Comments - Incomplete -: Missing 05/01/2015 - 03/31/2017 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 12/31/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2017. Borrower asked for W-9 to be emailed for a third party to pay off the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2017. Borrower called in to make payment states he was out of state and just got back wanted to know why he hasn't received his statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000134	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/04/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2017. Borrower made a promise to pay and scheduled speed pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000240	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2015. The borrower called to check on the account status. The representative advised that the loan is due for December and informed the caller of the 60 days grace period during a service transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000222	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2017. The borrower was advised that the November payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The loan was modified prior to the commentary provided for review.	XX/XX/XXXX	XX/XX/XXXX
647000117	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/02/2017 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 12/31/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2017. The borrower informed he would be out of the country for December through January and wanted to discuss payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018. Borrower called to ask why they had funds in suspense. Rep advised the borrower's payment had increased and they did not send in a full payment. Borrower will send in additional funds with the next payment. The borrower inquired on ways to bring the payment down and the agent advised borrower of refinance or modification and the borrower requested to have modification packet sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2017. The borrower called in and was advised of the total amount due. The borrower made a promise to pay $1589.87 by 11/02/2017 via web. The borrower requested the 2015 and 2016 tax statements and the agent walked the borrower through accessing the tax statements online and sent the 2015 via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX. A post XXX inspection was completed and reflects no disaster damage.	XX/XX/XXXX	XX/XX/XXXX
647000050	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018. The borrower contacted the client looking to get their 1098 tax statement. Property was in XXX disaster area; inspection completed XX/XX/XXXX indicates no property damages.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Disaster inspection was completed as cited on XX/XX/XXXX. XX/XX/XXXX; Servcier Response: No open claim for this loan. No funds in XXX.	XX/XX/XXXX	XX/XX/XXXX
647000264	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018. Borrower called to verify the account is up to date.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/22/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower made a verbal payment dispute stating has set up payment three times. The agent advised that both payments made in November and January were returned as non sufficient funds.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018. Borrower inquired about a refinance or home equity loan and was transferred to refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000268	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016. The borrower called in and scheduled a payment in amount of $1605.30 to be drafted 04/18/2016 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018. The borrower contacted the servicer to make sure the payment that was wired was processed in time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000251	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018. Borrower scheduled payment for 01/19/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2017. The last borrower contact was in regards to making the December payment early.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was modified prior to the review period.	XX/XX/XXXX	XX/XX/XXXX
647000323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018. Borrower called to request copy of 10988 form be sent.

2/2/2017 Borrower wanted some information from his 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018. The borrower explained to the client that they were late due to them being sick. They are due for 3/1/18, but wanted to make payment arrangements. The client advised due to short hours the borrower can do a modification and the client would transfer them to that department. The borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. The bankruptcy was converted from a chapter XX to a chapter XX on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018. The authorized third party inquired about the current status of their escrow refund check and how to return the payment back into the escrow account. The servicer provided the caller with the address to mail the payment and advised to write - for escrow deposit only - on the check to ensure proper posting. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018. The borrower called to make a payment for $1682.40 by 2/13/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2017. Borrower called asking why Servicer called. Representative advised this pre-recorded message was just a reminder.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000325	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2017. The borrower authorized a payment in the amount of $1362.15; effective 03/20/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2017. Borrower called advised will bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2016. Borrower called in to ask why payment is going up. Agent advised interest rate will go up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2018. Borrower promise to pay in the amount of $1260.30 by 03/28/2018 via speed pay. Comment dated 03/05/2018 borrower stated their work place has been very slow causing them to fall behind and borrower scheduled a payment with the effective date of 03/07/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000290	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2015. Borrower called in to inquire about how to make payments on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/19/2018 -- property inspection has been ordered ....borrower telephone number has been disconnected. 03/27/2018 -- inspection results received.	XX/XX/XXXX	XX/XX/XXXX
647000324	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 11/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018. The borrower and client set up a Promise to Pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018. Borrower called to follow up with her Jan payment she sent in on Thursday 1/25/2018. Advised her that we haven't receive it. Advised borrower she can cancel the payment and I can take her payment. Borrower mentioned she won't cancel due to the fact her bank charges to cancel. Borrower was upset that she shouldn't be getting a late charge due to the fact the post office isn't sending it and we're not receiving it. Advised her that she has a 15 day grace period to make the payment and she can send it earlier to avoid having a late charge. Borrower mentioned she will called later on to see if we got her payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000084	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 03/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2018. Borrower advised that payment will be made by Friday for December payment. Borrower declined to have the check post dated. On 03/03/2018 borrower advised servicer they mailed their payment yesterday.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/29/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Per commentary dated 02/07/2017, borrower disputed payment, however, payment was processed. Per comments dated 01/05/2017, a complaint was received in regards to payment and loan modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Bankruptcy was mentioned in the comments. No additional data was provided.	XX/XX/XXXX	XX/XX/XXXX
647000296	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2018. General account review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018. The borrower authorized a payment in the amount of $1,515.06.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016. Inbound call from borrower - details of call are not provided
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2016. Borrower made a promise to make a payment via Speed pay by 10/10/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018. Borrower made a promise to pay and went over the spread payments for the repayment of escrows.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018. Borrower called and wanted to speak to someone in Refinance for information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/24/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018. The borrower promised to pay $344.05 via speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018. The borrower called to make payment arrangements and agent advised that the demand letter would be void with the two payments set to process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 03/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2017. The servicer called and spoke with the borrower and advised of the total amount due. The borrower made a promise to pay $1284.71 by 04/27/2017 via IVR system. The borrower verified that the property is occupied. The agent transferred the call to the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower. The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018. The borrower called in to inform that three of her payments were made on time and also that several of her payments were missing. The payment of 01/2017, 08/2017 and 12/2015 were missing and this was due to Servicer. The borrower said she will send in her bank statement as proof.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs; Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs XX/XX/XXXX; Servcier Response: The property damage claim isExpressMonitored. 95% inspection results received XX/XX/XXXX.. Nofinal property inspection has been completed. Servicer's Responses: XX/XX/XXXX - ExpressMonitored, 95% of repairs completed, and final inspection received	XX/XX/XXXX	XX/XX/XXXX
647000362	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/18/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018. Borrower called in and indicated borrower 2 is deceased and the account did not go to probate. Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000414	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018. Borrower wanted to talk about refinance but needed to call back when Spanish translator was available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000367	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018. Servicer advised of missing documents. Borrower stated will fax documents 12/21/2017.
..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2017. Borrower called to verify if July payment was made, advised it was. Borrower also asked about suspense account, was advised the amount needed to complete August payment is $119.62.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000437	2	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018. Borrower returned call to say would call in payment before grace period expires.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000428	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2017. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018. Borrower called to find out why her payment was still showing due for 2/1/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018. Borrower called in to make payment, to get account information, and to request late fee be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2017. The borrower called to see why the loan is showing one month behind. Insists that is not one month behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Chapter XX bankruptcy filed XX/XX/XXXX and discharged XX/XX/XXXX, file #XXX.	XX/XX/XXXX	XX/XX/XXXX
647000436	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2017. Borrower called in to advise that a payment was made on her online account. Skip trace 01/02/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000461	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018. The borrower called in and stated was supposed to have payment deferred and was transferred to the modification department. The agent confirmed payment deferral plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000478	3	[3] Collection Comments - Incomplete -: Missing 05/01/2015 - 05/02/2017 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 12/31/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018. Borrower called in regarding escrow increase. Was advised a new analysis would be ran to see the difference. Borrower scheduled payment in the amount of $1175.18 dated 2/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000023	3	[3] Collection Comments - Incomplete -: Missing 05/01/2015 - 02/16/2017 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 12/31/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000445	3	[3] Collection Comments - Incomplete -: Missing 05/01/2015 - 02/16/2017 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 12/31/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2017. Borrower calling for website access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2017. Agent went over options with borrower and financials.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000496	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2017. The borrower advised that a payment was wired from the XXX program; agent advised it typically takes 20 minutes for the servicer to receive it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan is currently being paid by the XXX due to unemployment.	XX/XX/XXXX	XX/XX/XXXX
647000484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000503	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/04/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018. The borrower called in about letter of unapplied funds and also made a promise to pay $967.07 by 04/25/2018 by mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Comment dated XX/XX/XXXX reflects a discharged bankruptcy with no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Legal welcome letter was sent to borrower on 05/12/2017 and a coupon book was ordered on 05/15/2017.	XX/XX/XXXX	XX/XX/XXXX
647000512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018. Borrower call to inquire about unapplied funds, $44.37 was applied to late fee, borrower also stated that payment may be late for the next 2-3 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A comment dated 03/12/2018 the borrower stated they may be making late payments the next few months.	XX/XX/XXXX	XX/XX/XXXX
647000511	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000524	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018. At last contact, the borrower called inquiring about the payment they had made on 4/6/2018. Payment was returned as an invalid account number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000521	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2015. Welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Disaster inspection was cited as being completed with no damages on XX/XX/XXXX. Recast notice was sent on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647000509	3	[3] Collection Comments - Incomplete -: Missing 05/01/2015 - 04/16/2017 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 12/31/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2017. Borrower requested to reset password online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000535	3	[3] Collection Comments - Incomplete -: Missing 05/01/2015 - 05/02/2017 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 12/31/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2017. A Welcome Call was made to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000551	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2018. Borrower called regarding lender placed insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018. At last contact, the borrower called inquiring about their insurance payment premium not being paid yet through the escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2017. Contacted borrower for payment. Borrower promised to pay 2212.42 by 4/21/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2016. Borrower calling with regards to modification. Agent advised accordingly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018. The borrower called inquiring about amount owed since statement shows 2 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2017. The borrower discussed escrow payment and surplus
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000563	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2016. Borrower was called and stated having trouble making contact online. Borrower gave promise to pay $881.96 on web after password unlocked. Borrower was provided with know your options website and number to call to explore options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000068	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2017. Borrower called in to turn off ACH; no repayment offered by borrower, borrower requested information on refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Modification completed prior to beginning of servicing comments.	XX/XX/XXXX	XX/XX/XXXX
647000595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018. At last contact, the borrower called in to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2017. Customer called to schedule payment for 8/30/17 for $868.81.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2017. The borrower and the client discussed payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000001	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/02/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2017. The borrower was advised of the information necessary to have bill pay set up and was provided the account number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000613	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/02/2017, 01/12/2018 - 04/30/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 12/31/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2017. Borrower provided demographics, and call was transferred to direct sales.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000582	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/04/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2017. Borrower agreed to third party authorization for family member.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000604	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018. The borrower called to request funds that were applied to escrow to be moved to suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported damages as a result of XXX on XX/XX/XXXX. The details of the damage were not provided and there is no evidence of an insurance claim being filed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX; Servcier Response: No open claim for this loan. No funds in XXX.	XX/XX/XXXX	XX/XX/XXXX
647000077	3	[3] Collection Comments - Incomplete -: Missing 03/01/2015 - 05/02/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018. Borrower called to get number for automated payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000658	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018. Borrower called regarding payment increased and that funds were put in suspense in February instead of being applied to account. Borrower stated he sent the full amount on March. Servicer advised payment in March was still short $271.46. Servicer also advised payment will increase in May per modification agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017. The borrower's spouse called regarding a SPOC letter and was advised it was sent in error. They also asked about refinancing and were advised to contact the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000578	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 11/08/2016 [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2017. The borrower called wanting to know what the interest and non interest mean on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000653	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 04/16/2017 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 12/31/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018. On 3/13/2018 Borrower returned an automated call and complained about the phone calls being received when payments should be current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000634	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/04/2017 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 12/31/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2017. Borrower called and was transferred to WU Equity Accelerator.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000654	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/02/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2017. Borrower called in regarding the 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000659	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 04/26/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 03/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018. Borrower called about a payment inquiry. He sent four payments, and one was not honored due to insufficient funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000668	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018. The borrower called for an update on a credit research request and was informed they would call when complete.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/08/2018. The dispute type is Written and the reason is Credit Reporting. The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer. Borrower is disputing credit score.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000731	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/02/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 03/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018. The borrower called to dispute payment application. A payment was applied incorrectly toward principal. A correction to reverse and reapply the payment was done. The borrower also scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000024	3	[3] Collection Comments - Incomplete -: Missing 04/01/2015 - 05/02/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2017. Borrower inquired about statements and was advised to send self addressed envelopes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000703	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/02/2017 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 12/31/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 03/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018. Borrower scheduled a payment for 04/17/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000739	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018. The borrower called on 1/2/2018 to make a payment and also indicated the property is occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000817	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/02/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2017. Borrower called in to advise that payment can not be made until Jan 1st. Borrower promised to have payment in by 1/10 as they mail the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000056	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018. Call Reason - Borrower called in to request a copy of the Year end statement/1098. A copy was emailed to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. Check received for hazard loss in amount of $X.XX was endorsed and released back to the borrower on XX/XX/XXXX. Details of the damage not provided. The claim was classified as non- monitored on XX/XX/XXXX. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX; Servcier Response: The property damage claim is a Non Monitored Claim . A property inspection is not required.No final inspection has been completed.	XX/XX/XXXX	XX/XX/XXXX
647000824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000819	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 11/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018. The last borrower contact was in regards to the delinquency status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000825	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018. An authorized third party was advised of the total amount due and late fees.
..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000826	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2018. Borrower contact was made on 3/24/2018, the borrower wanted a call back after business hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018. Borrower advised she will call back she advised she was driving.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Disaster related inspection completed XX/XX/XXXX and again XX/XX/XXXX: no damage found. Loan modified in XXXX; prior to beginning of review.	XX/XX/XXXX	XX/XX/XXXX
647000813	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/04/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018. The borrower was advised that their payment was received and next payment is due of 02/01/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000834	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/02/2017 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 12/31/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018. The borrower called in and requested for the year-end 1098 statement to be emailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000859	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018. Borrower called in and stated a payment will be made this weekend. Promised to pay $1120.48 by 04/30/2018 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018. Authorized third party called and stated they received cancellation notice from insurance company. Servicer advised premium payment was sent 04/18/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2017. Borrower called in as they are having web access issues setting up their auto pay. Agent helped borrower and submitted a web ticket.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000873	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017. The borrower called to find out more information regarding payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/03/2018. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A written credit bureau dispute was received on 12/29/2016 regarding reporting on 10/2016. A correction was made removing the month and was updated and resolved on 12/30/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000858	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2018. The borrower called in to inquire about interest rate .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Collection comment support that the loan was modified. Unable to determine the date of modification.	XX/XX/XXXX	XX/XX/XXXX
647000853	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/02/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2017. Borrower made contact on 9/28/2017 and stated that previous representative did not remove her late charge. Agent advised will remove late charge and will move $19.85 to principal. Borrower was advised to allow 24 hours for changes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000855	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 05/02/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018. The last contact was made on 03/13/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000848	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 03/31/2017 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2017. Borrower called in to make a payment in amount of $2106.80 to be drafted on 08/02/2017 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000870	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018. The borrower called to receive a copy of the 1098, documents via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000106	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2018. Authorized third party (borrower's spouse) called in and stated they sent the December 2017 payment for $345.41 on 12/28/2017 and they received a statement dated 1/18/2018 showing the amount due is $712.05. The borrower also wanted to discuss the late fees. A3P also stated they will pay the January 2018 payment online on 1/30/2018 for $366.64.

12/26/2017 Authorized third party (ATP) called in to inquire about the billing statement. The ATP was advised that the payment was short by 41 cents and made the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was modified prior to the review period.	XX/XX/XXXX	XX/XX/XXXX
647000028	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018. The borrower requested assistance with making payment via the web without fees.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/02/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower thought that payment was deferred and that the loan was brought current. Call was escalated. Borrower was set up on a repayment plan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000866	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 04/16/2017 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018. Customer advised she would not be able to make a full payment whereas representative advised her how to make partial payments on the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000081	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018. On 4/3/2018 the borrower's child called with a payment inquiry but was not authorized on the account. Authorization was given by the borrower on the phone, however was unable to verify the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000111	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2018. Borrower called and stated is upset with the amount showing on the Credit report as owed. Borrower stated believes Servicer is holding the money and have all the documentation on the loan stating they can pay it.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/21/2018. The dispute type is Verbal and the reason is Credit Reporting. The dispute is not resolved and the status indicates Servicer responded and appears issue is closed. Borrower wanted to know what company or companies Servicer report to for the credit.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000048	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018. Borrower called will catch up payments by September. Next payment for April in May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2017. The borrower made a promise to pay $1,196.00 by 9/13/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2016. Borrower called and was verified, advised check was mailed, was advised should allow up to 10 business days for payment to arrived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000120	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018. The borrower called in and stated is tax exempt. The agent provided borrower with fax number for corelogic department and submitted a request to the tax department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX. There is no evidence noted that the property was impacted.	XX/XX/XXXX	XX/XX/XXXX
647000127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018. The borrower contacted the servicer on 03/01/2018 to authorize a payment in the amount of $2,283, to be drafted by 03/05/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000133	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018. The borrower inquired why they were receiving delinquency statements. The servicer advised of the delinquent status. The borrower stated they already sent in the necessary funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017. The borrower advised he checked the Social Security Income box in error on the modification application. The borrower was advised to send in an LOX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000157	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018. Borrower called 3/14/18 to bring account current with payment of 1947.28 effective 3/16/18. The hardship was cited as reduced income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018. The borrower called on 2/22/2018 to ask about late fees as they sends in payments with the late charges. There seemed to be confusion regarding the phone payment fee compared to the late fee but the borrower now understands. Also, the borrower wanted invoices for the property inspections and wanted to know about the interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018. Borrower called in payment for $1,021.84 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000160	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2017. Commentary states borrower called in regarding late fee waiver.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2017. The borrower called inquiring why their payment increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018. At last contact, an authorized third party called inquiring on the account status and if the account is under a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018. The borrower left a voicemail stating that she would be sending and check in the amount of $757.28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000177	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018. The borrower called in to update the cell phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated XX/XX/XXXX reflects that the loan was previously modified.	XX/XX/XXXX	XX/XX/XXXX
647000181	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018. At last contact, the borrower called in and made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX. A post XXX inspection was completed and reflects no damage.	XX/XX/XXXX	XX/XX/XXXX
647000196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2018. The borrower stated they forgot to make last month's payment. The borrower then made two payments over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2017. Spoke to the borrower who stated they would be making the payment next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2017. The borrower called to request late fee waived as a one time courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018. At last contact, the borrower called inquiring on payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000036	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2017. Servicer verified account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018. Borrower called to make a promise to pay on 11/30/2017. Last spoke with borrower on 4/2/2018 when they called in to make payment on the loan. The loan at close of comments was not delinquent
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000066	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2015. The borrower called to get information about the modification balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Commentary dated XX/XX/XXXX reflects that the loan was previously modified.	XX/XX/XXXX	XX/XX/XXXX
647000220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018. Borrower called with a payment inquiry and authorized both their son and daughter to have access to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster inspection was cited as being completed with no damages on XX/XX/XXXX. Comment dated 08/04/2017 shows servicer was advised borrower has a medical condition and was not able to speak. Recast notice was sent on 10/26/2016.	XX/XX/XXXX	XX/XX/XXXX
647000201	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2018. The borrower returned an automated phone call, was advised it was a payment reminder.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000199	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2018. On 03/26/2018, the borrower called to schedule a payment for 03/28/2018. A payoff request was received on 04/12/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018. Borrower scheduled a payment for 01/28/2018 in amount of $631.64.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000045	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018. The borrower called to inquire about loan consolidation. The call was transferred to the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000230	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/20/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000241	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. Borrower called in about call from servicer. Adv of payment due. Has payment arrangement processed payment for escrow. Promised to pay $150.00 by 05/02/2018 via Speedpay. Confirmation # XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000252	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016. Borrower called to check on status of loan modification. Representative advised nothing more is needed until final documents are sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000255	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018. The borrower asked about being billed for the property inspection and was advised it was due to being 30 days past due in February.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/12/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower believed there was a missing payment not applied to the account. A transaction history was sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017. Borrower stated that the payment would be made online.Borrower called stated that there was not a modification return envelope. Provided customer with a number to call for pick up.4/26/17 borrower called about an application but decided to go with the pre-approve modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/19/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2016. Borrower stated insurance company withdrew money from account that was unexpected and borrower would pay by 01/22/2016. On 01/15/2016 borrower stated spouse is truck driver and income is sporadic causing account to become delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000286	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2018. The borrower called in to see about a reset or deferment. Borrower was rejected as they missed January payment and were advised that only option at this time was repay and borrowers declined.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/07/2017. The dispute type is Verbal and the reason is Disaster coding. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower called in stating the loan was not coded properly due to being impacted by the recent XXX. The borrower stated credit should not be affected. The coding issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX; Servcier Response: No open claim for this loan. No funds in XXX. Servicer's Responses: XX/XX/XXXX - No open claim for this loan XX/XX/XXXX - sent to XXX on XX/XX/XXXX - request inspection	XX/XX/XXXX	XX/XX/XXXX
647000293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018. The customer called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Last spoke to the borrower regarding the homeowner's association fees due on the property. The borrower stated they were having issues making the payments and requested homeowner's association payment assistance. The request was denied but the borrower was given the option for other options such as modification.	XX/XX/XXXX	XX/XX/XXXX
647000297	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2017. Borrower requested total amount due. Agent assisted and call ended
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2017. Borrower's spouse authorized payment of $2,912.20 by 5/17/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2017. The customer called, language preference updated for the customer to English.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/18/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018. The borrower was having issues logging in to the web site and scheduled a payment of $1,447.37 for 04/20/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2018. The last borrower contact was on the IVR system to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000352	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. The borrower scheduled a payment of $1,161.30 by 05/02/2018 via speedpay. The servicer processed the payment with a $19.00 payment fee and provided the borrower with a confirmation number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/09/2017. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A credit bureau dispute was received on 10/09/2017. The account was updated with a correction and payment history and resolved the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified prior to the review period.	XX/XX/XXXX	XX/XX/XXXX
647000387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 12/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018. The borrower called to request that a late charge be waived as a courtesy (from July, 2017), and to confirm the loan terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2018. The borrower called in for a insurance year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018. The last borrower contact was in regards to the website registration and scheduling of the monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018. The borrower contacted the servicer on 03/29/2018 to inquire about the payments and interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000349	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017. Third-party contractor called to request a 90% inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX; Servicer Response: The property damage claim is monitored. 100% of the repairs have been completed. No final property inspection has occurred. The commentary dated XX/XX/XXXX states the final inspection was received and the claim was sent for final review. All funds have been released. Servicer's Responses: XX/XX/XXXX - Monitored claim, 100% repairs completed and final inspection received	XX/XX/XXXX	XX/XX/XXXX
647000353	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/18/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2016. Borrower called about an escrow surplus check received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018. Spoke with borrower b2 went over corp advance customer interested in another modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000339	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017. Borrower called in to inquire about payment information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/04/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower called on 12/04/2017 to find out why their payment was higher this month. The servicer advised the payment was higher because the November payment was not processed because the account could not be located. The borrower requested a late fee in the amount of $60.66 to be removed. The borrower advised they would make their November and December payment online the same day. The servicer advised the borrower to follow up on the late fee removal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. No other Bankruptcy details provided. The last mention of the bankruptcy case was on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018. The borrower called in for payment information update and to discuss credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on XX/XX/XXXX as the borrower reinstated the loan.	XX/XX/XXXX	XX/XX/XXXX
647000341	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018. Borrower called regarding payment advised it shows it went through on her end.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/16/2016. The dispute type is Verbal and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower disputed the late fee of $59.13. The fee was waived as a courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000331	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018. Borrower called about credit reporting and stated that XXX had stopped reporting since 03/2017. A research request was submitted.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/10/2017. The dispute type is Verbal and the reason is Credit Reporting. The dispute is not resolved and the status indicates Servicer responded and appears issue is closed. Borrower called regarding a credit dispute. Per notes dated 03/22/2018, all credit reporting will resume beginning with 06/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/12/2018: Servcier states: As of 01/24/18 Borrower is stating that XXX has stopped credit reporting for this acct as of March 2017 with TU, for sure, she is not sure if the other credit companies are reporting or not, borrower is requesting a credit update with a 3 credit report agencies since March 2017 when XXX stopped reporting her credit; Research request received and being reviewed	XX/XX/XXXX	XX/XX/XXXX
647000322	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 03/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2015. On 1/31/2015 payment information was provided by the borrower and TCPA consent status provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018. Borrower payment in the amount of $853.87 drafting on 12/30/2017. On 02/12/2018 borrower called to schedule payment with the effective date of 02/28/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary references a forbearance payments are being received.	XX/XX/XXXX	XX/XX/XXXX
647000411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018. The borrower was contacted and they advised the representative that the documents are being resent. Borrower was advised to sign and send them back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000402	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018. The borrower called in to make a payment promise, scheduled for 04/10/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018. Borrower will get with the spouse about payment since the spouse is the one that takes care of it usually.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000412	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2017. Borrower called to advice they made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018. The borrower promised to pay $2,609.61 by 04/30/2018 via speed-pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018. The servicer spoke with the borrower advised of the total amount due and the borrower stated would call in Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2018. The last borrower contact was in regards to the completion of the payment correction after the escrow analysis was conducted per the borrower's exemption status. .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000431	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000434	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018. The borrower called on 3/9/2018 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	XX/XX/XXXX	XX/XX/XXXX
647000447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2017. The borrower called to verify receipt of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2017. Borrower called to make payment of 1016.84 effective 9/4/17 via Speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2017. The borrower called in with an escrow inquiry and was transferred to the escrow department
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. Comments mention discharged bankruptcy however no case details are available
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2017. Borrower concerned with credit reporting. Agent advised that payments are being received at the end of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000466	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018. The borrower called in to make the escrow shortage payment and made a promise to pay the payment by 12/13/2017.
2/6/18; Borrower called regarding 1098 year end statement inquiry
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/16/2015. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower was disputing a check that was submitted for the incorrect amount and refused to release it from the bank. The funds were reversed and the issue was confirmed resolved on 04/22/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018. Borrower advised will be making an online payment when home today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018. Borrowers financial situation explored and discussed options to avoid foreclosure Advised the borrower of their right to request a follow up meeting within 14 days. Provided the borrower with the toll free XXX number to reach a XXX certified counseling agency at XXX-XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018. Borrower promised to pay $1,261.24 by 03/08/2018 via Speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2017. Borrower called to schedule a payment in the amount of $906.23 for 10/9/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000035	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2016. The borrower was asked if all inquiries were resolved. The borrower indicated that they did not want to pay the late charge even if they know the account payment will be late because they have to put a freeze on anything to do with their checking. The borrower will call back to see if the late charge can be waived as a courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018. The borrower advised they were mailing in the payment soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018. Borrower advised is self employed with cash flow issues. Borrower mailed payment on Friday and will make another payment by the end of the month. RFD: curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The last contact was made on 4/5/2016, in which the borrower had an insurance inquiry.	XX/XX/XXXX	XX/XX/XXXX
647000488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 12/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2017. The borrower arranged a Promise to Pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is excellent. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2017. The borrower called, confirmed wind insurance and provided information on repayment plans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2017. Borrower called for payment information, was advised of total amount due and fees, declined credit card offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018. Attempted to contact borrower telephone residence no answer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000489	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018. The borrower called to make a payment and inquired about escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000497	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018. Borrower stated that he will make a payment before 2/28/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2017. The borrower contacted the servicer on 11/09/2017 to set up a forbearance plan. The disaster plan was approved for two months with $0.00 payments starting on 11/01/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Servicer's Responses: XX/XX/XXXX Forbearance completed	XX/XX/XXXX	XX/XX/XXXX
647000502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018. The borrower called in returning call and stated not sure why call was made as has already made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018. The borrower called in for billing statement and online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	XX/XX/XXXX	XX/XX/XXXX
647000506	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018. The borrower called in and was advised that the account is not due until April. The borrower stated wants the $212.22 refunded to her and the agent advised it takes 3 - 4 business days for the check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018. Borrower was late due to excessive obligations. Borrower made a promise to pay $1513.01 by 04/09/2018 via Speedpay. and also pay $1413.05 by 04/24/2018 via Speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2017. Borrower made contact on 9/22/2017 and inquired about disaster assistance due to XXX. Borrower was advised of forbearance and also advised of late fee waiver and credit reporting suppression.
3/23/18; Property Inspection completed and received
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000518	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018. An authorized caller called regarding a missing payment. The called was advised that the payment was not received and they should put a stop payment on the check. The caller was advised to send the April payment with the May payment to get caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018. The borrower called in to discuss the account. 1/18/18; Borrower called to make a payment (account is current as of 2/1/18)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 03/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2017. Borrower made contact on 8/22/2017 to inquire about their payment. Borrower scheduled a payment of $357.28 for 8/24/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: A modification was completed on XX/XX/XXXX with a prior servicer. A modification was denied on XX/XX/XXXX as the maximum number of modifications had been reached.	XX/XX/XXXX	XX/XX/XXXX
647000526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018. Borrower called regarding possible credit dispute. Servicer advised of pay history and told borrower to send in written dispute for research.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Revised file review-5/10/2018: Changed only the most recent comment/most recent contact & attempt dates. Also, evidence of a credit dispute was noted in the review as well.	XX/XX/XXXX	XX/XX/XXXX
647000523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018. The borrower advised three payments were sent on Saturday to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: modification canceled on XX/XX/XXXX as the borrower did not accept the offer.	XX/XX/XXXX	XX/XX/XXXX
647000528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016. The last contact was made on 10/7/2016, in which the borrower had an account inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018. Borrower called in to get password reset for online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	XX/XX/XXXX	XX/XX/XXXX
647000532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2017. Borrower called because thought hazard insurance was not paid. Agent stated it was paid, and borrower advised will check back with insurance agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000533	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2017. The customer called and requested the mortgage insurance insurance to be cancelled
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2018. The borrower called to verify the payment info. advised payment was received 01/04 but applied to December. The borrower was advised there was no payment made in December and the account is now due for January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000543	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2018. The servicer called and spoke with the borrower and advised of the total amount due. The borrower authorized agent to process payment in amount of $721.44 to be drafted 04/24/2018 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/01/2018. The customer hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2018. Borrower called and made a payment in the amount of $1,961.11. Borrower also discussed principal balance and balloon payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Loan non modified by prior servicer on XX/XX/XXXX. Disaster inspection completed XX/XX/XXXX; no damage noted. Moderate Risk of future delinquency: Borrower has history of random 30 day lates and has difficulty adjusting to increases in escrow.	XX/XX/XXXX	XX/XX/XXXX
647000548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2016. Borrower called for the status of the loan. Representative advised review is moving forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018. Borrower called in to make a payment. 3/15/18; Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000581	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2016. Account inquiry. Verified account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is excellent. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000567	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018. The authorized third party called in requesting monthly coupon before 04/18 and the agent requested to have the coupon sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active. No further bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2018. Servicer reviewed options to avoid foreclosure. Borrower was not aware of missing a payment in November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018. On 3/6/2018 the borrower called to make a payment, indicated the reason for default was unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018. On 4/23/2018 Inbound call from borrower to set up payment for $2000 by 425/2018 via Speedpay. Borrower asked for money in suspense to be applied to late fees and escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 12/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2017. Account inquiry. Borrower does not have HOA. Reason for default illness of family member. Promise to pay $3530.58 by via mail 04/17/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000593	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2015. Borrower called to confirm payment was received because it has not been cashed. Agent confirmed it was received, and advised to allow a few more business days for it to clear.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2017. Spoke with borrower and provided status of account. Borrower stated was waiting on Government check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2016. The borrower called in to authorize sister in law and agent confirmed that the verbal authorization is good for 90 days. The borrower also stated mailed out the March payment and the agent advised payment has not been received and advised borrower to call bank and see if the check cleared. The authorized third party also called in to inquire about status of account and the agent advised of payment changes due to escrow changes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018. Borrower called to confirm amount due is $1185.33 with fees adjusted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000603	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2017. Borrower called in asked why showing late fee on billing statement. Agent educated borrower on the grace period and other ways possible to make a payment to avoid a late fee in the future.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2017. The borrower requested a statement as the e-bill was deactivated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000622	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2017. Account inquiry. Wanting to have a one time late fee waive due to an emergency. Late fee removal request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/18/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2017. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018. Payment inquiry. Advised thought husband had made payment. Advised no payment at this time. Will talk to husband to see what happened.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2017. The reason for contact was loan term inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2017. Borrower contact was made on 10/19/2017 the borrower made a promise to pay and the reason for default is medical.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Revised File Review-5/10/2018: Changed only most recent comment/most recent attempt dates per updated notes.	XX/XX/XXXX	XX/XX/XXXX
647000629	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2017. Borrower called but no real comments as to why
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018. Inbound call to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2017. Borrower called to make sure loan in good standing and asked escrow questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000638	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000641	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018. Borrower called, promised to pay $944.69 by 3/2/2018 via Speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017. Commentary states borrower called in returning call from automated system. Borrower scheduled a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2017. Commentary states borrower called in regarding payment increase and billing information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 12/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018. Inbound call to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX. A post XXX inspection was completed and indicates no damage.	XX/XX/XXXX	XX/XX/XXXX
647000082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2018. Borrower made contact requesting late fee's be removed from account and accepted a promise to pay $1841.13 by 4/17/2018 via Speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016. The customer called and made changed to previously scheduled payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000695	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2016. Borrower called to inquire what the August payment would be, advised that the payment would be $901.91.Borrower called and stated that Mays payment was sent via mail on 06/01/2016 and Junes payment would be mailed on 06/14/2016. Borrower stated the reason for the delinquency was due to not having enough money. Went over the borrowers financial information and explored options to avoid foreclosure. Supplied the borrower with the XXX phone number and the website to receive more information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/25/2017. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Notes state that a credit dispute was received on 10/25/2017. The payment history and credit was corrected on 10/25/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017. The borrower advised that they wanted the disaster plan closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018. The borrower called on 03/22/2017 inquiring about how to lower their interest rate. The servicer advised their options were to either refinance or apply for a modification; however, the department was currently closed and the call could not be transferred. On 2/8/2018 Borrower called to make a 1098 end year statement request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	XX/XX/XXXX	XX/XX/XXXX
647000773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2017. Borrower called about the escrow account rep advised there is a shortage in the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2017. The client gave the borrower their tax information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000864	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/18/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2017. The borrower contacted the servicer on 10/06/2017 to authorize a payment in the amount of $1,401.27, to be drafted on 10/10/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2017. The borrower advised that they were having trouble accessing the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018. The borrower was advised the loan was 30 days behind due to a partial payment being made in January. The borrower scheduled a payment for 04/04/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000762	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018. The borrower is trying to get caught up and promised to pay by 04/11/2018 via Bill Pay. The customer was laid off and is now working a temporary job. The agent assessed the borrower's financial situation and explored options to avoid foreclosure. The property was verified as occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000737	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018. Servicer advised modification has been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000750	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2017. The borrower called to make a payment of $3466.96 on 08/03/2017 via Speedpay. The servicer advised borrower of the re-set plan, borrower stated they are not interested in the plan. A request to cancel the repayment plan was submitted. Borrower did not mention the reason for default during this call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018. Inbound call regarding payment info.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000097	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018. Spoke with third party spouse of the borrower who inquired about an assumption of the loan. The party was advised of authorization needed and the process.
2/28/18; Unauthorized party wanted to know what documents the borrower needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000103	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018. The customer called, discussed with owner the analysis and confirmed private mortgage insurance removal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000122	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2017. Borrower said he was set up on a plan and wants to know when his next payment is due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2017. Borrower called to make a payment, was solicited to use the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A comment indicates the property is vacant but it appears that the borrowers are divorced and the wife is currently living in the property.	XX/XX/XXXX	XX/XX/XXXX
647000135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018. Borrower called to inquire about a missing payment. Agent advised that it appears the payment that was made for March was applied incorrectly. Agent made the necessary correction but informed the borrower that he needs to make an additional payment of $185.72 on top of the May payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018. Inbound call from borrower. Borrower wanted to confirm payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2017. Borrower called in and wanted to put a note on the account that borrower will be making payment on the 15th, as that is when borrower gets paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000136	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2016. Spoke to the borrower and discussed reinstatement, repayment plan and financial documents needed to move forward with modification. The borrower stated the reason for default as out of pocket medical expenses
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is vacant.
			ADDITIONAL INFORMATION: Pay history indicates payment made on 01/05/2018 of $473.11, with next due 12/01/2017. Servicer's Responses: XX/XX/XXXX - Claim Closed, no final inspection completed XX/XX/XXXX - per XXX noted dtd XX/XX/XXXX insurance not filed current loan closing damage referral	XX/XX/XXXX	XX/XX/XXXX
647000011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016. Borrower called to make a payment and thought they could use a credit card. Representative advised Borrower they could not. Borrower stated they will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2017. Borrower wanted to make sure payment was received. Agent advised yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower. The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018. The borrower called in regarding lender placed insurance. The borrower stated has gone 8 years without insurance and is now being force placed. The agent advised borrower that insurance is required to be carried on the home and can find own insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017. The borrower called in and stated that she would be pulling money from her retirement in order to make 2 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000149	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018. Borrower called in to get a copy of the 2015 and 2016 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/18/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016. Borrower called to get the status of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower. The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017. Authorized Third Party called (Spouse) regarding Escrow shortage. Representative advised of the next equity analysis date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 03/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2015. The borrower called to inquire what the new interest rate and payment will be. The borrower was given the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000189	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018. Borrower stated will pay $1304.88 by 04/12/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018. Borrower called regarding no contact letter; stated he has never made late payment. Servicer advised only partial payment was received in February and was not applied to account until full payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000180	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2017. Borrower called to check on last payment status. last payment was auto pay on 9/12/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000179	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018. Borrower requested the 1098 year end statement. Servicer advised that the account is current and emailed 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018. The borrower made promise to pay.
1/23/18; Borrower return call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018. The borrower called to have info on the payment. They sent February payment short because they are not receiving payment on time. Borrower wants to send the difference in the next payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000193	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2017. The customer called to get the address to where she could send her check to. Address provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018. Borrower called in regarding new insurance policy. Servicer advised they are not showing a new policy. Servicer advised to have the insurance agent send over the policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000217	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018. The borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000226	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018. Borrower called to report that the property and the borrower's job were adversely affected by the XXX. Options were discussed with the borrower, and the borrower agreed to think about a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower called in on XX/XX/XXXX to report XXX damage to the home, but there are no subsequent notes as of XX/XX/XXXX about damage claim filings, repairs, or status updates. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000228	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2017. The borrower called in stating will sending $500 by mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000236	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2015. Customer needed online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment on XX/XX/XXXX reflects foreclosure was closed and billed due to reinstatement.	XX/XX/XXXX	XX/XX/XXXX
647000242	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018. Called borrower, went over workout options. Borrower stated will reinstate this month or follow up to move forward with the Cap and ext option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Servicer's Responses: XX/XX/XXXX - Confirmed that loan is in a disaster relief forbearance plan XX/XX/XXXX - forbearance plan completed XX/XXXX, working with borrower on options - mod etc.	XX/XX/XXXX	XX/XX/XXXX
647000254	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2018. Borrower called regarding fees on account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/01/2017. The dispute type is Verbal and the reason is Loss Mit Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower called in upset because the account was delinquent and was concerned the house would get repossessed. The servicer advised that due to the modification efforts, the account is delinquent but is ok. The borrower requested a manager to confirm the account was fine.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000256	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016. The borrower called in regarding insurance premium.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. No further bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000270	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2016. The borrower called in and made a promise to pay $1248.43 by 03/01/2016 via web. The borrower stated reason for default is due to excessive obligations due to other bills and pay period alignment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000302	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016. Authorized 3rd party called to inquire why claim check was not sent in PPM so that they would be able to fully endorse the check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower. The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. It was indicated that a $X.XX insurance claim check was endorsed and returned to the borrower; however, the most recent comments state that the claim was closed due to only a 1% inspection. The details of the damage and status of repairs were not provided. The damage repair amount is estimated at $X.XX. Oldest comment regarding property damage was XX/XX/XXXX Property repairs have not started. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Servicer's Responses: XX/XX/XXXX - Claim Closed 1% of repair completed, no final inspection completed	XX/XX/XXXX	XX/XX/XXXX
647000289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2016. Account inquiry. Verified account and borrower is receiving statements..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000295	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2017. Borrower called in and advised disaster impact. Borrower stated a fence and a door were damaged during the storm. Borrower also stated will make a payment for this account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported disaster damage to the property and to the door and fence. There is no evidence of an insurance claim being filed or the damages repaired. Property repairs have not started. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2017. Borrower made a promise to pay in the amount of $6855.57 by 08/23/2017 via Speed pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018. Called borrower, advised is denied at borrower request and there is no credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Servicer's Responses: XX/XX/XXXX - Confirmed that loan is NOT in a disaster relief forbearance plan XX/XX/XXXX - forbearance and Mod rejected by borrower in XX/XXXX	XX/XX/XXXX	XX/XX/XXXX
647000314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2015. Borrower made a promise to pay in the amount of $800.00 for 07/27/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000329	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016. Account inquiry. Promise to pay $4488.46 by 02/16/2016. Advised 2 checks was sent one cashed and the other was not. Ask if fee waive. One-time courtesy late fee removal request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000315	2	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018. The borrower called in regarding the change in their payment and sated that they never received an escrow statement advising of an increase. Borrower was advised that the full payment was not being made and that's what was causing the rolling delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000368	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015. Agent informed borrower that their contractual payment has changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2015. Discussed trial modification with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017. The borrower called in wanted to know if we can remove credit hit from November since he processed a payment but it never went through. Advised of credit hit and late fees the borrower stated he will be making a full reinstatement payment today, advise he would need to contact his personal bank to find out why they didnt process payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000359	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2017. The borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000375	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2018. Payment inquiry. Advised payment was processed through speedpay and check. Verified check processed through bank. Submit request for refund advised could take up to 7-10 business days.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/20/2015. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower is disputing credit reporting. The credit dispute was noted as resoled same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018. Borrower made a promise to pay in the amount of $1181.77 by 04/13/2018. $19.00 fee charged.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: modified by prior servicer XX/XX/XXXX. Moderate Risk; borrower has a history of past random delinquencies.	XX/XX/XXXX	XX/XX/XXXX
647000427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017. Borrower called to ask if taxes are included in escrow, and agent advised yes. Agent provided tax disbursement information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018. Outbound call : spoke to borrower, who stated wasn't aware that the payment changed. Advised borrower of the change and stated okay. Borrower will send in the payment that is missing today via bill pay. Advised payment change in August too.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018. Borrower called in and made a promise to pay in the amount of $1540.00 by 03/01/2018. Borrower will send in a copy of marriage certificate for a name change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018. Borrower was not aware of payment increase but has already scheduled via bill pay Aprils payment and remaining to complete March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018. The borrower called on 03/16/2018 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016. The last contact was made on 3/10/2016, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2016. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 03/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2017. The borrower called to make the July payment. The borrower was advised of the total amount due and discussed reinstatement. The borrower stated that the reason for default is curtailment of income. The borrower also changed bank information. The borrower was counseled about the Know Your Options site.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2017. The borrower called on 09/07/2017 to make a payment as well as an additional payment towards the principal balance. The servicer advised they would need to contact their legal representative in order to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	XX/XX/XXXX	XX/XX/XXXX
647000462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2017. Borrower called in to discuss insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2016. Authorized third party (daughter) inquired about escrow balance due to escrow increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000465	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015. Borrower called in with loan terms inquiry. Agent reviewed note and Modification agreement and advised loan has a balloon date. Borrower stated should be on a fixed rate. Agent stated will be contacting then in 3-5 business days to go over loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster inspection completed, no damage.	XX/XX/XXXX	XX/XX/XXXX
647000468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2018. Last contact was inbound call to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018. Inbound call for 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000498	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018. The borrower promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000501	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018. Borrower called regarding payment increase. Servicer advised increase is due to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX. A post XXX inspection was completed and indicates no damages.	XX/XX/XXXX	XX/XX/XXXX
647000554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018. The borrower called to make a payment via speed pay for $820.70 for 12/19/2017. Servicer processed payment and provided confirmation number to borrower. Servicer also set up ACH payments to begin on 01/15/2018 in the amount of $820.70 per borrower's request. 01/05/2018 -- borrower called to check on autopay status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is BK unfinished.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018. The last contact was made on 2/20/2018, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: modification completed by the prior servicer on XX/XX/XXXX. modification was denied on XX/XX/XXXX as the maximum number of modifications had been reached.	XX/XX/XXXX	XX/XX/XXXX
647000531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2018. The borrower was contacted and advised of the auto pay option, and not interested in refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000557	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2017. Borrower made contact on 2/11/2017 regarding a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000568	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2018. The borrower called to promise to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000565	2	[2] The loan is in an active forbearance plan.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018. The borrower called to set up repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018. Borrower stated will make payment in the amount of $1106.49 by 12/01/2017. Borrower also wanted to know why her escrow increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000577	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2018. On 03/26/2018 the borrower inquired about an extension. The servicer advised the loan must be 60 days past due to qualify. The borrower stated on 03/31/2018 they would make a payment by 04/18/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000580	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018. Borrower called, advised borrower of options, provided XXX counseling number. Borrower informed been ill and was not working promised to pay by 4/10/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2017. Borrower requested the 1098 information for the 2015 tax year and provided the borrower with the 1098 and 1099 information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2017. The borrower called about ACH payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower. The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Comment dated XX/XX/XXXX reflects a discharged bankruptcy with no further information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000614	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018. Borrower called in regarding the statement showing due for two payment. Servicer advised the payment received on 01/05/2018 was for December payment. Borrower stated December payment had already been made. Servicer was able to see a payment made on 12/08 but was short $1,000.00 and was placed in suspense. Borrower stated the bank shows $1937.12 was debited from the account. Borrower will double check with the bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2017. The borrower called in and made a payment in amount of $2857.76 which included the difference that was missed for 07/2017 to be drafted 08/07/2017 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000627	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2017. Borrower schedule a payment of $1340.59 for 12/152017. The servicer processed the payment and provided a confirmation number to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Revised File Review-5/14/2018: Changed only most recent comment date per updated notes.	XX/XX/XXXX	XX/XX/XXXX
647000643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000645	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018. Borrower called in and made a promise to pay. Servicer went over refinance and options. Borrower is not interested.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/03/2017. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000648	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2017. Borrower called and requested a copy of modification documents as they indicated interest in refinancing with another company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018. The borrower called in and authorized agent to process payment in amount of $1082.51 to be drafted 04/10/2018 and was provided with the payment confirmation number. Comment on 02/22/2018 reflects that the servicer and borrower discussed reinstatement and repayment plan options and the borrower set up reinstatement on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Servicer's Responses: XX/XX/XXXX - sent to XXX on XX/XX/XXXX - request inspection; XX/XX/XXXX - inspection attached	XX/XX/XXXX	XX/XX/XXXX
647000665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018. The borrower called to confirm that a payment was received and was informed that it had not been and that the account was 30 days past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000673	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2017. The servicer contacted the borrower to provide proof of coverage but the borrower advised that she has never had to since she had the same policy all these years then hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000672	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2016. Account inquiry. Verified account. Promise to pay $1115.28 by 04/19/2016 speed pay. Want to set up ACH next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 03/22/2018 cites there was a insufficient transaction.	XX/XX/XXXX	XX/XX/XXXX
647000679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2017. Borrower scheduled a payment. Comment dated 04/06/2017 shows borrower requested to have a payment refunded but could not go through with it as borrowers' bank was closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hazard loss claim check was endorsed and released to borrower on XX/XX/XXXX. Private mortgage insurance final audit was cited on 06/09/2016 and was last reported on 04/30/2017.	XX/XX/XXXX	XX/XX/XXXX
647000710	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2017. The borrower was contacted and advised the account is current and to disregard the call.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/08/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower called in to dispute the payment was late and was advised the full payment was not received. The borrower stated was not aware of the payment adjustment and the late fee was waived as a courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2017. The servicer called and spoke with the borrower regarding payment and payment change. The borrower advised has already set up payment for 10/31/2017. The agent discussed how the modification resulted in a step rate balloon payment and extended the term. The agent advised of refinance as an option to reverse some of those effects but advised that they do not have anyone certified in Hawaii for a refinance and would need to reach out to local lenders or different companies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000680	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2017. Borrower wanted to know why their payment increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000700	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2017. The borrower called on 9/8/2017 and asked if a deferral was possible which was not available since the account was current. Promised to make a payment by the end of the month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/16/2017. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower sent a fax on 3/16/2017 raising a credit dispute due to misapplied payment. On 4/10/2017 research was completed and a request was made to remove negative request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018. Borrower was returning call and agent advised call was a friendly payment reminder. Borrower stated mailed the payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2016. The borrower was provided the total amount due; borrower referenced unexpected expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2017. Authorized 3rd party called in to request that the late fee of $48.76 be waived. Waived the late fee as a one time courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. The servicing comments reflects bankruptcy calls. However, details of the bankruptcy not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX. A post XXX inspection was completed and indicates no damage.	XX/XX/XXXX	XX/XX/XXXX
647000774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018. Borrower called in requesting an escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Servicer's Responses: XX/XX/XXXX - Account modified	XX/XX/XXXX	XX/XX/XXXX
647000767	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2018. The borrower made promise to pay $2564.41 by 1/17/2018, via Speed-pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000779	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018. Borrower plans to make a payment in October but was unsure of due to the way the borrower is paid at work. Borrower advised that the pay is based off commission. Borrower was advised of possible fees and/or credit hit. 02/09/2018 -- borrower called RFD - curtailment of income. Made a promise to pay on 03/06/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018. Borrower called hung up once representative answered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2017. Third party called to make a payment
3/2/18; Unauthorized borrower called regarding making payment soon
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000830	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000843	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016. Borrower promised to pay $636.66 by 06/02/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018. Call Reason - Year end statement/1098 Inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018. The borrower called to request to speak to a specific rep and was transferred to voicemail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000829	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018. Borrower called and scheduled payment in the amount of $1085.53 for 04/06/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/06/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower stated that the account had been paid for from September 2017 through December 2017 already. The servicer stated the November payment was not made. On 12/19/2017 the borrower stated made payments up until the November payment and was advised to send in proof to the research department to look into the issue further. The borrower stated mailed out two payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000865	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2015. Commentary states third party called in regarding a letter received advising of an amount due on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018. Borrower called in to make the April payment of $491.45 by 04/11/2018 via speedpay. The servicer processed the payment and provided confirmation number to the borrower. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. Limited information
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000839	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2017. The borrower returned our called. I advised the customer that our system is automatically calling customer due the XXX disaster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000094	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2017. The borrower made a promise to pay $611.52 by 11/7/2017 via Speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000099	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000102	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017. The borrower made a promise to pay $594.81 by 7/12/2017 via Speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018. On 01/08/18, the borrower called the servicer to verify the insurance payment was received and to get the late fee waived. The servicer waived the late fee as a one-time courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000108	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018. Borrower was contacted and scheduled a payment for 6/21/2017
3/22/18; Borrower call for payment information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018. Outbound call.Rep adv borrower of tad and lpr advised of late fees and credit hits. Borrower states is having a hardship and will send late fee, advised of repay, but borrower stated would make both payments next month, advised of April payment increase iao $1061.58. Borrower inquired about late fee waiver, advised of mod process and reason for increase, went over charges.
One time Courtesy late fee removal request $65.52, please waive late fee as a courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000109	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2017. The borrower called in regarding the cancellation of the automatic payments and was advised the account will be due for 11/01/2017 after the 10/01/2017 processes.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/05/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower called in regarding an over payment for the 09/01/2017 payment due to the borrower sending in a check and the autodraft taking a payment on 09/01/2017. the borrower requested to have the payment applied to the 10/01/2017 payment. The borrower called back in on 09/27/2017 to cancel the payment scheduled for 10/01/2017 and was advised unable to cancel the payment and to follow up on 09/30. The borrower called in on 09/30 and had the payment cancelled as well as the automatic payments and can restart at a later date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on XX/XX/XXXX as the loan was modified.	XX/XX/XXXX	XX/XX/XXXX
647000115	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018. Borrower called in to discuss the modification wanted to apply for a refinance instead. Borrower decided against a refinance when the servicer informed of a 580 minimum credit score.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000140	3	[3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 01/01/2015 - 09/05/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018. Spoke with borrower who promised to pay $613.95, by 3/2/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000154	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2017. Borrower requested for the escrow analysis that is to completed with the effective date of 02/01/2018 to be effective for the December payment. Servicer received call from borrower on 11/20/2017 stating they have called 3 times about their escrow payment going up as they have proof of insurance and call was transferred to escrow department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016. Servicer went over the final terms and benefits and borrower stated they sent in the modification package today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2017. Request for a payoff has been generated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2016. Borrower promise to pay $1,532.43 by 01/19/2016 via Speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000204	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018. The borrower called to state spouse called to make payment through app but accidentally paid February instead of January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2017. Borrower schedule a payment for 05/05/2017 and 05/09/2017. Borrower also wanted to know about refinance and when credit is impacted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018. The borrower called in and made a payment in amount of $1182.10 and was provided with the payment confirmation number. On 04/11/2018 borrower scheduled a payment with the effective dates of 04/13/2018 and 05/15/2018. Comment dated 02/28/2018 borrower stated they may look into refinancing and was advised there are possible options for the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Comment dated 04/02/2015 references a discharged bankruptcy with no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX. A post XXX inspection was completed and reflects no damages.	XX/XX/XXXX	XX/XX/XXXX
647000213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/18/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2015. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000041	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2017. The borrower called in with question about homeowners insurance no further contact after this date. Borrower requested their year end statement on 02/28/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2017. Borrower spouse called regarding a check that was issued on 08/04/2017, Servicer advised that check was from last year and they have not received the renewal information for the current term. Servicer contacted the insurance company but they could not give consent to record calls. Servicer reached out again for check and proof of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2017. Promised to pay $540.80 by 2017-12-31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2016. Borrowers financial status was reviewed by the servicer and options were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000243	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2017. The borrower called in regarding the billing statement and a late fee. The late fee was waived as a courtesy and the borrower scheduled a payment for 12/19/2017. On 04/16/2018 borrower was offered a repayment plan which they declined and scheduled payment. Comment dated 04/09/2018 cites borrower no longer wants to use this phone due to it almost caused him to lose his job.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/30/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower states the payment was mailed and never received. The check was reversed due to an invalid account number on 12/12/2017.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2015. Borrower called regarding pre-foreclosure letter and advised would pay the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016. The borrower was advised of next date due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2017. Borrower called in stating there was no damage to the property from natural disaster
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The disaster forbearance plan to a completed status and loan is not eligible for post disaster options as the loan was less than 30 days at the time of completion.	XX/XX/XXXX	XX/XX/XXXX
647000239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2017. The borrower stated that their flood insurance is lender placed; however, the condo association is paying for coverage. The agent advised to send a copy of the declarations page.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2017. Borrower accepted a promise to pay and to cover shortage of escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000250	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018. Borrower called in discussed payment options and escrow shortage. Borrower promise to pay $2148.67 by 3/21/18 via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000258	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018. Borrower called in promise to pay $419.82 by 3/12/18 via Bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000269	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000267	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. Attempted to contact borrower via email and recorded dialer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/30/2018. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower made a credit dispute regarding credit reporting. The servicer made a credit correction 06/17/2015.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017. On 12/5/2017 the borrower made a promise to pay, had sent in the incorrect payment amount because of the payment adjustment. Borrower was provided the XXX number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018. Borrower called in inquired about insurance premium.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The borrower obtained a modification prior to the review period.	XX/XX/XXXX	XX/XX/XXXX
647000282	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2018. Borrower called in to refinance.

12/9/2016 Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000283	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/12/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000292	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018. Borrower made a promise to pay $600.79 by 12/06/2017. The borrower reported no property damage as a result of the XXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/23/2017. The dispute type is Verbal and the reason is Inspections. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. the borrower called to schedule one time payment in the amount of $600.79
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: A prior hazard claim was closed with a 100% inspection from XXX in XXXX. No damage was reported from recent XXX activity.	XX/XX/XXXX	XX/XX/XXXX
647000051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018. The borrower called requesting 1098 year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2017. The borrower called ot see when their next payment is due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018. The borrower called in and authorized the agent to process payment in amount of $1710.71 and was provided with the payment confirmation number. Prior contact on 12/14/2017 reflects that the servicer spoke with the borrower who stated reason for default was due to being in the hospital for a month and stated that the hardship is resolved.
2/13/18; Borrower call to inquiry about last payment received
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX. A post XXX inspection was completed and indicates no damage.	XX/XX/XXXX	XX/XX/XXXX
647000294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The borrower obtained a modification in XXXX.	XX/XX/XXXX	XX/XX/XXXX
647000305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018. The borrower stated modification documents would be faxed in and a payment would be made by October 21st.
031618; Borrower inquired about the MI removal
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Comments referenced a discharged bankruptcy, however; there was no discharge date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 03/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2015. On 09/14/15, the borrower provided the servicer with an email address, but requested that no information be sent this way.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Prior to the review period, the borrower obtained a modification.	XX/XX/XXXX	XX/XX/XXXX
647000311	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2018. Borrower asked how long it would take to correct credit bureau. Servicer advised can take up to 30 days for report to update.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/25/2017. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Went over transaction history and payment information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000312	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018. Borrower called in regarding modification. Servicer advised they will be receiving a copy of fully executed copy back of modification documents. Borrower asked why the modification is not showing on the credit report. Servicer explained the affirmation agreement is not valid and will not show on the credit report.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. The details of the bankruptcy were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018. On 3/22/218 Borrower promise to pay $1,306.10 by 03/26/2018 via the web. On 2/7/2018 they discussed a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2017. Account inquiry. Promise to pay $1264.91 by 09/13/2017. Review new modification payment terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2016. The borrower was verified and disclosures were provided; however, no additional details were noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Prior to the review period, the borrower obtained a modification.	XX/XX/XXXX	XX/XX/XXXX
647000328	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2017. Borrower called to confirm loan terms. Agent also advised call out to borrower was a payment reminder call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000319	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 12/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2017. Borrower called regarding a letter borrower received but did not understand. Borrower gave verbal authorization for wife to discuss letter. Borrower wanted to verify loan terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active. prior bankruptcy filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018. Borrower called regarding statement that says September payment has not been received. Servicer advised no payment for September has been posted and needs to be paid by 09/30/2017. On 02/09/2018 borrower wanted an explanation as to why payment is increasing. Associate advised due to escrow shortage and may want to look at cheaper insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2017. the customer called and promise payment in the amount of $120.24
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000337	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018. Customer called to get double payment refunded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000347	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018. the customer called and asked for options to help with the monthly payment and was provided a 800 number fore assistance Account inquiry.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/11/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. payment dispute resolved
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018. Borrower advised fell behind on payment due to blood clot. Servicer discussed reinstatement and repayment plan with borrower. On 04/05/2018 borrower the interest that accrued on their escrow account. Associate advised borrower they were unable to send as those funds go into the escrow account. Borrower scheduled a payment on 01/04/2018 with the effective date of 01/08/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000343	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. Last contact was outbound call to set up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2015. The borrower called in on 01/31/2015 to inquire on a missing payment that was sent in and cashed, the borrower was advised to send in proof to the research department
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2018. Borrower scheduled payment in the amount of $1889.74 for 04/13/2017. 03/08/2018 -- borrower called -- promises to pay to bring account current -- RFD emergency expense -- roof damage -- repairs now complete and stated they are back on track.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000380	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2017. The borrower called in for a web access request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000059	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018. The borrower was contacted to verify loan terms and wanted to know when she will receive her incentive for HAMP.
3/30/18; Borrower called about account information and recast.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000014	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2016. The borrower called in and request that their late fee of 122.52 be waived. The representative put in the request and advised that it will take 24-48 hours for the request to be completed. Comment dated 03/29/2018 borrower stated they had health issues that has bee resolved and scheduled a payment with the effective date of 04/02/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000383	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2017. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2018. The borrower stated he hasn't received a statement. (borrower speaks Spanish)
1/13/18; Borrower called make January payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000395	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2017. The borrower was requesting refinancing information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000409	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018. The borrower returned a call from the servicer; agent advised the April payment was due.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/05/2018. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Credit disputed for payment history for the month of December 2017 -- resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower declined a recast/reamortization offer through email communication received on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647000410	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2017. Borrower called in and stated payments are not being reported, loan was discharged from Bankruptcy in XXXX. Borrower requested to speak to Manager and call was transferred.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/04/2017. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower initiated a dispute regarding the reporting since bankruptcy was discharged. The account has not been reporting for six years and wanted to know how can resume the reporting. The bankruptcy status was removed in 2011. The borrower stated attorney requested a reaffirmation in 2011. On 08/11/2017 the servicer stated the reaffirmation was never received and in order for the loan to begin reporting again, the borrower would need to refinance the loan. The servicer stated there was an intent to reaffirm received but no signed reaffirmation agreement was filed with the court. A response was sent to the borrower on 09/07/2017 stating the servicer cannot actively report the loan to the credit agencies without the filed reaffirmation agreement. The account is reflecting as a discharged bankruptcy. If the borrower has a stamped copy of the filed agreement to please submit for further review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The borrower stated the bankruptcy was discharged in XXXX. The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2017. Account inquiry. Payment inquiry. Amount due $972.14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000071	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2018. Borrower contact regarding credit dispute. Upset when informed it could take up to 30 business days to resolve. Borrower was having hardship and wasn't able to make payment on time. Would like a courtesy suspension if possible.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/12/2018. The dispute type is Verbal and the reason is Credit Reporting. The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve. Borrower disputing credit reporting of late fee. Borrower called back in on 03/26/2018 stating was advised would take a week to resolve and it has been two weeks. The servicer advised could take up to 30 days. There is no evidence of resolution.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000439	2	[2] Currently Delinquent Mortgage [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018. The borrower called in to report a new claim and was advised to send in endorsed check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. On 4/17/2018 the borrower called in to report a new claim; however, the commentary does not contain details of what type or the date of damage. The borrower stated the damage occurred on 05/15/2015. The claim was classified as monitored and there is no evidence the claim check has been received or funds released. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018. Customer called in and said was charged $14 fee to make payment through phone. Let borrower know state does request fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000440	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018. The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy was on file as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2017. Borrower asked if the account is up to date, agent advised yes, it is only due for the August payment. Borrower advised will be sending the payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000443	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018. Borrower had questions regarding the modification he's currently under. Servicer advised the interest will change on 07/01/2018 to 4.% payment being $1453.21 and then again on 07/01/2019 to 1.125% Call was transferred to the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000444	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016. On 07/12/16, the Servicer called the borrower who agreed to a promise to pay for the total amount due of $5,566.95 by 07/14/2016.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/19/2016. The dispute type is Written and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. On 01/19/16, the borrower disputed the received escrow statement which showed a shortage. The servicer advised the escrow shortage has been spread out over payments. The borrower stated another call will be placed due to being at work. The borrower submitted a written request to have all correspondence done in writing and to provide information regarding the escrow account. The servicer responded on 03/15/2016 and provided supporting documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. There is evidence of a prior bankruptcy, the case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2016. Borrower called to make a payment. Skip trace last 12/11/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000057	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018. Borrower called in about refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000464	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2017. The borrower called in regarding a repayment plan. The borrower stated wanted to set up the plan and make a payment online. The borrower stated on 03/29/2017, the reason for default was due to illness with cancer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/05/2016. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A dispute was received from the borrower on 01/05/2016 regarding credit reporting. The details of the dispute were not provided and there was no further activity regarding the dispute. A requested document was sent to the borrower on 05/31/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000467	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018. The servicer discussed reinstatement with the borrower, the borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2017. The borrower promised to pay $1096.77 by 01/25/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2017. Borrower stated they would be making a payment on the web next Friday. Borrower advised servicer on 03/13/2017 of their daughters' illness that went on for 3-6 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Final audit for private mortgage insurance was cited on 06/30/2016.	XX/XX/XXXX	XX/XX/XXXX
647000472	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2017. The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000475	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2017. The borrower called in on 11/15/2017, the details of the call were not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000000	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2017. The servicer contacted borrower regarding their monthly dues, the borrower promised to pay around the 19th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000504	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018. Borrower called in to request a payoff. Advised borrower that it will take 48 hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000508	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2016. The borrower called in to schedule a payment for 05/15/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. There is evidence of a prior bankruptcy, the case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The Notice of Termination of mortgage insurance was mailed on 02/19/2016.	XX/XX/XXXX	XX/XX/XXXX
647000513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2017. Commentary states borrower called in to request to removal escrow account from loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000527	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018. Borrower contact in regards to taxes being reduced and a refund being issued . Discussed with customer and explained there is no refund due to a decrease in tax payment, accounted for with the EA that was completed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/28/2017. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower is disputing negative credit information on account. July 2017 delinquency was removed from account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 03/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018. Borrower called to have the principal payment reversed and applied to the regular monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/18/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2017. The borrower called in and was provide with the total amount due and fees. The borrower requested for collection calls to stop. However, the call was disconnected before the borrower could be further assisted. The borrower advised on 02/18/2016 not working and will be receiving disability benefits in March. This is long term as the borrower has kidney failure and is undergoing dialysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX. A post XXX inspection was completed and indicates no damage.
			Revised File Review-5/15/2018: Changed only most recent comment date per updated notes.	XX/XX/XXXX	XX/XX/XXXX
647000550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016. The authorized third party called in and stated that they filed a claim for cause of loss hail on date of loss 06/15/2013 and claim check is in amount of $7000.00 and wants to know how to get the claim check endorsed. The authorized third party then realized that the claim check was stale dated and advised will call the insurance company to have the check reissued. There was no further commodification relating to claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX. A post XXX inspection was completed and indicates no damage.	XX/XX/XXXX	XX/XX/XXXX
647000569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018. Inbound call. Borrower called in to speak to refinance rep and wanting to know the maturity date on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2018. Borrower called to inquire about an escrow increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2017. Borrower advised of paying account current by 02/06/2017. Borrower advised of recently losing their job and is just waiting on some checks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2016. Commentary states borrower called in inquiring about escrow analysis for account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000576	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000585	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2017. Borrower inquired about the next payment due and was advised $1,200.58 for the following month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Limited information
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000588	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2015. Borrower called in to get the loan number for online access. Borrower was advised of the bankruptcy on the loan and the borrower also wanted the unpaid principle balance.
2/5/18; Borrower called about escrow analysis
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/20/2016. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower is disputing the information reported to the credit bureau.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018. Inbound call. Borrower wanted to know how much taxes were paid in 2016. Rep gave amount of taxes paid in 2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017. The borrower called in to get the address to sent in their payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000592	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2018. Borrower called in payment for $692.43 for 1/4/2018 and borrower states will make 1/2018 payment next week.

8/16/2017 Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000611	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018. The borrower made a promise to pay $643.26 by 06/13/2017 via Bill pay and would make the June payment around 06/17/2017. Borrower advised the property is owner occupied and stated the RFD was due to a job loss in March, 2017; however, is now back to work.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/16/2015. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower called in regarding a letter received about the status of the account. Borrower advised to disregard letter as the letter was issued before payment was made on the account.
3/2/18; Borrower called about payment information
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 11/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018. Inbound call. Borrower inquired on increase. Rep reviewed escrow adv increase due to insurance but now updated change eff 4/2018. Borrower inquired on shortage adv of 97.62, inquired on lower pmt, rep adv get with lender to see if any programs being offered to assist to lower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2016. Borrower advised they had an emergency and had to wait to make payment. Borrower made payment for $2,552.24, effective 10/31/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018. The borrower called in to make a payment due to not being able to access online account. The borrower authorized the agent to process payment in amount of $653.81 and was provided with the payment confirmation number. The agent waived the processing fee due to borrower unable to access online account. The agent sent borrower a reset password email.
3/22/18 Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000617	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Comments referenced a discharged bankruptcy, however; there were no additional details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000064	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2018. The borrower promised to pay 1993.00 by 04/29/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2017. The borrower contacted the servicer on 08/14/2017 to authorize a payment in the amount of $698.70, to be drafted on 08/29/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/04/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000635	2	[2] Currently Delinquent Mortgage [2] The loan is in an active forbearance plan.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018. Borrower called in about billing statement.12/18//2017 The borrower provided documents needed for modification review; borrower stated does not live in the property but a friend does. The agent advised the modification is not available if the property is occupied by renters.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2016. Borrower e-mailed servicer concerning the May payment she made in June not posting. The servicer advised that as of the date of this message, the amount is pending and borrower's current suspense balance is $798.12. The amount of $641.00 is still due and must be received in order to complete your June 01 2016 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2017. Commentary states borrower called in regarding misapplied payment; correction needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000054	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2015. Spoke to the borrower who stated the reason for default was due to illness of a family member. The borrower made a promise to pay which was kept.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017. Borrower advised that his RFD was due to being ill from getting injured at work. Agent discussed the payment reset plan and will be mailing the first payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. Attempted to contact borrower via email and phone no message left.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000660	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2017. Borrower called in to find out if misapplied payment would be reported to the credit agencies.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/18/2017. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower was disputing misapplied payment for July 2017 reported incorrectly to the credit agencies. Dispute resolved, as the servicer did not report the payment in a negative manner to the agencies.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000655	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 03/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2017. The borrower was advised step rate increase capping out in October 2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2017. The borrower contacted the servicer on 12/18/2017 to authorize a payment in the amount of $2,459.99, to be drafted on 12/20/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The commentary dated XX/XX/XXXX states the bankruptcy was dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2017. Borrower called in about cash out refinance and payment increase. Agent advised accordingly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. Attempted to contact borrower no message left.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017. Borrower called about process for switching insurance companies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2018. Inbound call. Borrower inquired on refinancing to remove the other borrower from the loan. Representative advised borrower there is not spanish speaking mortgage prof. Borrower auth other borrower on the loan who will be calling back in regards about refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2017. Borrower made a promise to pay. Borrower is an independent contractor and work has been slow. Received a water bill for over $3200.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018. Borrower called in to reinstate the loan. Borrower made a promise to pay $3202.88 by 02/05/2018. Borrower was unemployed for a bit but is now working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018. Inbound call. Borrower wanted to request unapplied funds $330 to apply through regular payment with the $1500 apply through principal also unapplied funds for $176.51 to be apply through principal. Representative submit request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018. The borrower authorized a payment in the amount of $1253.57; effective 07/31/2017. 01/05/2018 -- borrower called with a promise to pay $1053.57 by 01/09/2018 via Web. and RFD - curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000707	2	[2] The loan is in an active forbearance plan. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018. The borrower called in to discuss a forbearance plan as she did not want to refinance the property. 03/21/2018 -- borrower called about property inspection notice.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/23/2018. The dispute type is Verbal and the reason is Billing Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Servicer resolved the escrow dispute on 10/31/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000716	2	[2] Currently Delinquent Mortgage [2] The loan is in an active forbearance plan.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 11/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018. The borrower called to inquire about disaster plan and was told to make at least $100 payments for the next six months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016. Borrower called in and wanted to know why payment increased. Advised borrower of escrow increase and exactly what went up. Confirmed payment that borrower made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000709	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018. Borrower promised to pay $834.43 by 07/25/2016 via Web. 03/01/2018 -- borrower called stated RFD -- financial issues -- will be making payment but will continue to be a month behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000720	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2017. Borrower stated she will go online and make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2017. The borrower scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2015. On 11/17/2015 Borrower called to confirm that a duplicate payment was refunded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018. Inbound promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX. A post XXX inspection was completed and indicates no damage.	XX/XX/XXXX	XX/XX/XXXX
647000752	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018. Borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000763	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2018. The borrower called to make a payment. Borrower was transferred to the Refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018. Inbound promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018. Borrower called in payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2017. The borrower discussed the trial plan terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018. Borrower called to see where the incentive was applied. 03/29/2018: Borrower called in promise to pay in the amount of $536.76 by 04/09/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000766	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2018. Account inquiry. Need to have claim check endorsed, transferred to insurance department.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/06/2018. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A credit bureau dispute was received on 03/21/2016. A correction was made with a new payment history and resolved the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: A Notice of Termination of mortgage insurance was mailed on 08/24/2015.	XX/XX/XXXX	XX/XX/XXXX
647000778	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The borrower obtained a modification dated XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647000782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018. Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Most of the bankruptcy case details could not be located in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018. Payment scheduled for 04/04/2018. The borrower called in to discuss a modification due to being on disability. The servicer advised the modification is not guaranteed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018. /he borrower was advised of the amount due $313504. The borrower stated that she would make a payment via the IVR system by 11/16/2017. Borrower called for information regarding refinance on 02/09/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000801	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018. The borrower called to inquire about XXX program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The borrower is currently receiving monthly XXX benefits.	XX/XX/XXXX	XX/XX/XXXX
647000797	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 09/15/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2017. The borrower spoke with agent with third party on the line requested Loan Modification application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2017. The borrower wanted to know how much the new payment amount would be; agent advised will be $2,649.66. Borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000808	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018. The borrower stated their SSN on file is incorrect and will need an updated 1098.0 On 04/12/2018 borrower requested information for year end taxes and insurance paid. Comment dated 04/24/2018 shows servicer sent the documents to borrowers' attorney of record.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 03/23/2018 research was received as borrower returned the w-9 with corrections.	XX/XX/XXXX	XX/XX/XXXX
647000811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016. The borrower asked if a third party could make payments on the account while the borrower travels; agent advised they could.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2017. The borrower called in to make the November payment and authorized agent to process payment in amount of $3877.00 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2017. Customer called to find out why they were receiving calls. Agent advised that their payment was due and grace period was almost up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Revised File Review-5/14/2018: Changed only most recent comment/most recent attempt dates per updated notes.	XX/XX/XXXX	XX/XX/XXXX
647000017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018. Promise to pay $918.86 by 05/01/2018 via speed pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000812	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016. The borrower called in about unauthorized mailing address change on her account on 10/05/2016 and requested to have a password put on the account for when she calls in. The borrower wanted to find a way to get borrower 1 off of the loan or account since he is no longer living. The agent advised that they cannot do so unless she refinances.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. Borrower called in to make a payment. 04/30/2018 -- borrower called in promise to pay $1309.91 by 05/02/2018 via Speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000016	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018. The borrower called in to confirm the payment amount and advised of the water heater breaking, stating excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Servicer's Responses: XX/XX/XXXX - sent to XXX on XX/XX/XXXX - request inspection; XX/XX/XXXX - inspection attached shows repairs completed and/or pending completion (loss draft scope of work attached)	XX/XX/XXXX	XX/XX/XXXX
647000820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018. Account inquiry. Payment inquiry. Promise to pay $1200.34 & waived fee. Borrower requested their year end statement be sent via email and regular mail. On 04/02/2018 borrower stated they has issues making payment on the website and associate stated they are able to waive the fee due to those issues. Update of phone numbers was completed on 02/01/2018 with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016. The borrower spoke with agent discussed account and made arrangements to pay $1138.67.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018. Commentary states spoke with borrower regarding account information and grace period.
Revised File Review-5/16/2018: Notes indicate that borrower called to advise his business income was slow but is now starting to pick up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Revised File Review-5/16/2018: Changed only most recent comment/most recent contact/most recent attempt dates per updated notes.	XX/XX/XXXX	XX/XX/XXXX
647000842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2017. Servicer advised borrower his payment changed due to the new escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018. Called borrower to update phone numbers, borrower requested does not receive calls from us, no verbal contact just by mail. Advised of current status of last payment and next due and payment options. Borrower inquired about 5 year modification and stated rate through the years and currently at 5% and escrow increase. Advised send changes to the account 2 mos in advance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2017. The borrower called and made payment in the amount of $927.67 to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000849	2	[2] Currently Delinquent Mortgage

[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2017. Promise to pay $1188.31 by 03/27/2018 via speed pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/19/2018. The dispute type is Written and the reason is Contractor dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The insurance claim has an ongoing dispute with the repairs contractor since prior to the review period. The contractor states still owed money for work completed. Funds were released to the borrower on XX/XX/XXXX and the claim was closed out on XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The claim was reopened XX/XX/XXXX. The repairs have not been completed as of XX/XX/XXXX and pending inspection. Property repair is in process. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: An ongoing dispute with a repair contractor for damages that occurred prior to the review period was closed out on XX/XX/XXXX with a release of funds to the homeowner on XX/XX/XXXX in the amount of $X.XX.	XX/XX/XXXX	XX/XX/XXXX
647000877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018. Attempted to contact borrower via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan received a modification with the effective date of XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647000126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2017. Borrower called to get tax information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000063	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 01/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018. The last borrower contact was in regards to a request to waive the late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Limited information.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000139	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018. The borrower was upset because the client was not reporting their mortgage payments to the credit bureau. The client advised it was due to a discharged bankruptcy and the loan did not reaffirm.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2017. The borrower stated that due to the weather they had not worked and had a curtailment of income. They then promised to pay $1,469.56 by 03/29/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2017. Borrower called in to verify no additional mod docs are needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy was on file as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018. The last contact was made on 4/4/2018, in which the borrower had an insurance inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000161	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2016. The servicer called and spoke with the borrower who stated will set up web payment today in amount of $1509.64. The borrower stated reason for default was due to being out of town.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018. The borrower was advised account is due for March and that there is $1,110.73 in suspense that can be used towards payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017. The borrower called to confirm payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on XX/XX/XXXX as the loan was modified.	XX/XX/XXXX	XX/XX/XXXX
647000191	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018. At last contact, the borrower called inquiring about the payment history and what payment is due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000169	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2018. The borrower called in to ask for the year end 1098 statement and stated they do not have an HOA.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/18/2017. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Credit dispute resolved, payment history correction.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000172	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/02/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2017. The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000205	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018. The borrower called in servicer discussed reinstatement and repayment plan. Borrower scheduled a payment in amount of $826.27 for 04/17/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/19/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018. Borrower called in regarding escrow. Servicer advised of new payment decrease.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated XX/XX/XXXX reflects a possible bankruptcy case; but no evidence of its filing was cited.	XX/XX/XXXX	XX/XX/XXXX
647000229	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018. The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2017. Borrower stated will make payment by 07/12/2017. Servicer advised of XXX and other options. XXX made payment 02/2017 to reinstate loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is BK unfinished.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018. At last contact, the borrower called inquiring about the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018. Borrower called to make payment in the amount of $2642.05 for 03/06/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/18/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018. The borrower was calling in over the payment on the account and suspense funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018. At last contact, the borrower called to confirm payment was received when they paid online on 2/28/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018. Representative ran the escrow analysis per the borrower's request. Representative to send the escrow surplus back to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018. The last borrower contact was in regards to concerns surround a possible reversed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2018. The borrower contacted the servicer on 3/17/18 to verify their autopay amount. The servicer determined that the amount was incorrect and made corrections to the amount. The borrower requested that the servicer pay any overdraft fees if they are charged any.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000070	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017. Borrower called in and made a promise to make a payment on 06/09/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. Limited information
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 03/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2018. Borrower called in stating negative credit hit. Advised was an adjustment to the account , wen an adjustment the credit report would automatically adjust.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018. The borrower called and stated they will bring the loan current by the end of the month. The borrower was aware of the recent payment change but didn't know the interest rate was going up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017. Authorized Third Party, borrower's spouse, called in regards to the most recent late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017. Borrower called in about payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000366	2	[2] Currently Delinquent Mortgage EXCEPTION INFO: xx [2] The loan is in an active forbearance plan.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018. The last borrower contact was in regards to setting up a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2017. The customer called to make a payment with her debit card. Advise we not able to process payment with a debit or credit card.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000385	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2017. The customer stated that she will be making a payment on February third for the month of January and a payment for the end of February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018. The borrower requested tax disbursement Information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2017. Talked to borrower and provided with the total amount due. Borrower is interested in doing a cash out refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2017. The client confirmed with the insurance company that the premium was made on 12/6/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000078	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2018. The borrower stated they would make a payment by the 16th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000413	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018. Talked to a third party who returned automated calls. The caller promised to pay by 2/28/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017. Borrower called in to verify the day he requested an escrow analysis. Servicer advised 03/02/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000417	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2017. Borrower called in , advised they have been in the hospital for the last two months, scheduled a promise to pay for 04/24 in the amount of $1552.14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000421	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018. The borrower called to discuss escrow shortage and payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000453	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018. Borrower called in about insurance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2017. Borrower promise to pay $1,454.97 by 01/31/2017 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000433	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018. Inbound call for clarification on mod docs. Borrower assumed that deferred amount was forgiven, but servicer advised that's not the case. No subsequent comments available for status of pending mod.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000477	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018. The borrower inquired about the statement showing the payment increased from $800.00 to $935.00. The borrower was informed that modification completed had an adjustable rate. The borrower requested to speak with a Supervisor as the borrower claims the interest rate was supposed to be fixed. The Supervisor explained the terms of the modification and when the interest would change again. The borrower made a promise to pay $935.53 by 4/24/2018 via mail.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/03/2018. The dispute type is Written and the reason is Loss Mit Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower inquired about the statement showing the payment increased from $800.00 to $935.00. The borrower was informed that modification completed had an adjustable rate. The borrower requested to speak with a Supervisor as the borrower claims the interest rate was supposed to be fixed. The Supervisor explained the terms of the modification and when the interest would change again. The borrower made a promise to pay $935.53 by 4/24/2018 via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000480	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2016. Servicer received call from co borrower stating they do not live in the home and wants to have their name removed. Associate advised to complete a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. The comments reflects bankruptcy calls. However, details of the bankruptcy not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Final audit for mortgage insurance was cited on 06/30/2016.	XX/XX/XXXX	XX/XX/XXXX
647000486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2017. The borrower called in regarding escrow deposit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000487	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 01/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016. Borrower wanted to discuss why the address on the 1098 had a Lewisville address. Borrower advised not sure, but the mailing address on our end is the same as the property address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000494	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2016. The borrower called in promise to pay in the amount of $1367.70 to reinstate the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/12/2016. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower called in regarding the negative credit reporting for the modification and stated was not past due. The servicer explained the modification process and why it shows past due for $74000. Confirmed the account is not past due.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016. Servicer advised authorized third party how to have borrower remove cease and desist from loan. Letter of removal received 01/12/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2015. Advised borrower the last two payments were received on 9/24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2017. Borrower called in on 2/16/2017 to ask questions about the 1098 year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018. The borrower called in to make a payment. A payment was scheduled for 4/20/2018 in the amount of $1,195.68.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2017. The borrower called and inquired about heloc advised we do not provide that option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Servicer's Responses: XX/XX/XXXX - Claim Closed 1% of repair completed, no final inspection completed	XX/XX/XXXX	XX/XX/XXXX
647000572	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000584	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018. The borrower called in regarding a payment that went towards the corporate advances and principal instead of the monthly payment. A correction was requested and the late fee was waived.
1/8/18; Borrower called to make payment and was given quote of reinstatement
1/4/18; Borrower's financials were reviewed to explore options to avoid foreclosure and provided XXX certified counseling agency
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/04/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve. The borrower called in on 12/04/2017 regarding the misapplication of the payment. Funds were not applied to the monthly payment and were applied to principal and corporate advances. The request was made to make the corrections. On 12/30/2017 the borrower called back in to have the funds reversed and another request was entered.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 03/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018. The last borrower contact was in regards to obtaining a 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2016. Borrower stated they would be sending out 2 payments with late fees through the website today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2017. Spoke to the borrower who confirmed they had received the modification package and will mail out that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017. Borrower advised the online access has been blocked due to the delinquency on the account. Servicer offered to look at deferral plan with December payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018. The borrower promised to pay $1,692.86 by 04/11/2018 via Speed-pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000656	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018. The borrower called to get a refund on an IVR payment that was made by mistake.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017. Borrower requested an amortization schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000674	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 01/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018. Borrower in to discuss spreading escrow shortage to as close to $1220 a month as possible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2018. At last contact, the borrower was called and hung up while on hold for a translator.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018. At last contact, the borrower called in and advised their payment was changing in February due to a Step Rate change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018. The borrower requested the refinance department. The client transferred him.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018. The borrower called in and was advised of reinstatement amount, the previous payment made online came back as invalid bank account so borrower will send March and April payment together.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000686	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2017. Borrower called to add authorization for third party. Third party discussed payments applied with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active. The commentary reflects the Chapter XX bankruptcy was filed on XX/XX/XXXX. The notes state the bankruptcy is still active as of XX/XX/XXXX. A prior Chapter XX was filed on XX/XX/XXXX with #XXX and was dismissed on XX/XX/XXXX due to failure to file information.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2017. The borrower made contact on 8/3/2017 and inquired about the reinstatement amount. The reinstated quote was provided in the amount of $6002.29.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000685	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2015. The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000689	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2017. The borrower had questions regarding a deferred payment. A deferred payment was rejected because the 10/30/2017 payment was reversed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified by the previous servicer.	XX/XX/XXXX	XX/XX/XXXX
647000688	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2017. Borrower called int o find out if payment for July had been posted, agent advised borrower payment did post and the next due date is 08/01. Last skip trace 11/07/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2017. Associate provided borrower with XXX information for their roof damage. Borrower provided confirmation number of payment they completed on the web. On 06/09/2015 borrower asked for modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Servicer's Responses: XX/XX/XXXX - No evidence of Hazard Claim XX/XX/XXXX - No other comments to add, no evidence of an open hazard claim and no mentioned of roof damage and/or repair after the XX/XX/XXXX inquiry	XX/XX/XXXX	XX/XX/XXXX
647000701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017. Borrower completed a speedpay with associate with no fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Disaster inspection was cited as being completed with no damages on XX/XX/XXXX. Loan was last reported to the private mortgage insurance company on 08/19/2016.	XX/XX/XXXX	XX/XX/XXXX
647000706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018. Inbound call. Borrower made a promise to pay $5392.18 by 1/8/18 via IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower. The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. Borrower called to discuss tax exemption and to request private mortgage insurance cancellation. Agent advised couldn't find tax exemption status, and borrower agreed to check with county. Agent provided private mortgage insurance cancellation requirements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000705	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018. borrower called to ask to resend 1098 and scheduled a payment for 2/10/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is performing under plan. The bankruptcy details not provided. However, appears is active as the most recent bankruptcy comment dated XX/XX/XXXX reflects that bankruptcy fee notice ordered.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000711	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017. The borrower stated he is separated from co-borrower and didn't know of late payments. The borrower was advised to have co-borrower call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017. Borrower called in payment and was advised of XXX website. RFD was an NSF. December payment returned 12/22/2017 and not made good until 01/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Loan Non-HAMP modified by prior servicer XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647000713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018. The borrower promised to pay $1,011.59 by 05/15/2018 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000714	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017. Borrower called in to get insurance policy number and to request a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000715	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2017. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/28/2018. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018. Borrower called asking why they received a call about payment being due and was advised their payment was for the previous month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000030	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 01/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2018. The borrower called in to have late fee waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018. Borrower called, would like late fee removed. Bank statement shows payment cleared sooner. Will send in bank statement. Late fee waived.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/04/2018. The dispute type is Written and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower requesting late fee be removed, disputing the charge. Bank statement shows the payment posted to the account sooner. Fee was removed 4/3 after discussion with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000727	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017. Representative discussed insurance coverage with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000728	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 01/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016. Borrower called with questions about refinancing. The agent transferred borrower to a mortgage professional.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018. Borrower called in and states payment was made on loan previous day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017. The customer called for general information on ach.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000740	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018. Borrower called to see when the last payment was made. On 01/24/2018 borrower called regarding their billing statement is showing a higher amount. Associate advised the December payment came in on 01/05/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018. Borrower called in and promised to pay $1941.08 by 03/13/2018 via Web. Also, requesting to waive late fee of $64.62
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018. Borrower called in to get unpaid principal balance amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2018. At last contact, the borrower called to make a payment over the phone. On 2/6/2018, the borrower stated they had a curtailment of income and was trying to withdraw some from funds from their 401k. They also discussed a possible deferment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000759	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2016. The borrower verified their information and scheduled a payment of $585.52 for 08/11/2016 via Speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2017. The customer called due to update phone not to call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2018. The borrower called in to see why the account show its still due for December, let the borrower know that the December payment didn't come in for the amount he said he sent total $1237.62, the borrower going to fax over bank statement to show the amount.
1/27/18; Borrower called to make payment and account status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018. The borrower informed the servicer on 01/30/2018 that the January payment will be made in about a week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000776	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018. The borrower requested taxes be removed from escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018. Authorized 3rd party called informed of actual amount due and amount in suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018. Inbound call borrower. Rep. confirmed December payment was posted on December 8 and reversed on December 15, confirmed last payment posted on January 5.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2017. The borrower called to schedule a payment for 10/13/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000833	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2017. Borrower had a billing statement inquiry; lender went over the overdue payment with the borrower and advised that the November statement had gone out before a correction could be made but should be correctly reflected on the December Statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017. The borrower was contacted and advised them of account status, the borrower stated they were having an issue with their bank holding funds in suspense. The hardship is due to excessive obligations - repairs to the home. A payment for $1,364.04 was scheduled for 12/18/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2017. Borrower called in regarding payments. Scheduled a payment. Borrower is filing fraud report with local police because someone cashed check 11/28 that was sent and supposed to be payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2018. At last contact, the borrower was called and promised to pay February and March payments in March. The borrower declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000803	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2018. The customer called regarding prepaid loan letter, confirmed account.
3/26/18; Borrower called loan modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000836	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2017. The borrower called for general modification inquiry. The servicer updated the modification information from 2014 with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active. There is evidence of a prior bankruptcy, the case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000868	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018. The borrower is waiting on their tax returns, then wants to set up a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018. The borrower contacted the servicer on 03/01/2018 to make a general inquiry regarding the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018. Outbound call: spoke to borrower and informed in order not to receive calls about payments every month, payments need to be scheduled on the system. Borrower agreed to schedule payments via moneygram, as they always due. Borrower did a promise to pay by 11/25/2016.123312016 and 1/31/2017, all for $1428.62 each. Borrower called in regards to letter they received from Servicer. Associate advised letter sent on the 9th advising payment for February was not received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000039	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018. Borrower was contacted, provided the reason for default, was given total amount due, promised to pay, and confirmed that the property is occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018. Borrower was contacted, promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2016. The servicer called and spoke with the borrower and advised of the total amount due. The borrower made a promise to pay $1750.83 by 07/29/2016 via XXX. The borrower stated reason for default was due to payment not being sent through MoneyGram.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000093	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018. Borrower called to check on the status of a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2018. Borrower called to ask for the amount to catch the payments up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000095	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. Authorized third party spouse called to inquire about a payment and scheduled a payment. Borrower seems to be in an active reset plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The borrower appears to be in a active reset plan.	XX/XX/XXXX	XX/XX/XXXX
647000100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018. Borrower called to inquire about a credit card solicitation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2018. Borrower called to inquire about and discuss a payment the borrower is mailing in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018. Borrower called to have suspense funds applied to late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2015. The servicer advised the borrower on 11/20/2015 of different payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2015. The borrower inquired about their billing statement; agent advised no statements would be sent due to an active bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000125	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018. Called borrower, account updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2017. Borrower called in requesting reinstatement amount. Also billing statement and transaction history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000131	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2017. The borrower called in and stated believes that the monthly payment will go up due to taxes and insurance. The agent advised borrower that due to changes in principal and interest that there is no way the payment will go down and advised it will go up to $517.46 starting in October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2017. The borrower called and changed the payment date from 06/30/2017 to 06/29/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was referred to legal counsel outside of the review period. On XX/XX/XXXX the borrower reinstated the loan in the amount of $23,500.00 and the foreclosure was closed and billed.	XX/XX/XXXX	XX/XX/XXXX
647000132	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 01/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. The last contact was with an unauthorized third party and in regards to becoming successor of the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The servicer spoke with unauthorized third party son and was advised needs to send in successor / administrator / executor of estate documents to be authorized to speak on account. Comment after review period dated 01/02/2018 reflects that the mortgage insurance was cancelled and the termination of mortgage insurance notice was mailed.	XX/XX/XXXX	XX/XX/XXXX
647000138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2017. The borrower called in for the status of the insurance payment stating that the insurance company has not received payment. The agent called and spoke with a representative from the insurance company and verified policy information and submitted a priority payment. The borrower also made a promise to pay $695.91 by 04/26/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2017. Borrower called and inquire about deferred streamline modification. The servicer sent the documents to borrowers e-mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2017. Inbound call from borrower to provide updated insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2017. The borrowers attorney contacted the client, the Firm to advise to have mediation cancelled as Borrower is going to reinstate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/18/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018. Borrower called in to see why the payments went up and how much more he had to pay to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2017. The borrower called to have their website password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000155	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2017. The borrower was advised how to set up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000183	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018. Borrower called in and promised to pay $1455.80 by 05/08/2018 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2018. The borrower called in and promised to pay $1191.38 by 04/10/2018 via IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018. Borrower called with a 1098 statement question.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2016. Borrower promised to pay $848.03 by 8/25/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2017. The borrower's financial situation was assessed and options were explored. The borrower was provided the toll free XXX number to reach a XXX certified counseling agency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was reinstated on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647000215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018. Borrower called to inquire about waiving late fees..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018. Promised to pay $1,344.68 by 03/20/2018 via Bill Pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000225	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018. Borrower made a payment in the loan and will call back to set up a work-out plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000210	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000216	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018. The borrower called about general account information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/15/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower made a payment and it wasn't drafted from the account and reversed due to being unable to locate. Borrower requested late fees be removed. The fees were removed on 03/21/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018. The borrower promised to pay $,3096.44 by 03/01/2018 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018. The borrower called and confirmed taxes were removed from the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified by the previous servicer.	XX/XX/XXXX	XX/XX/XXXX
647000237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2017. Account inquiry. Modification inquiry. Advised of balance and the date of modification. Payment inquiry, can't make payment until next month. Will pay on March 1 and April 1 advised of amount to bring current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2017. The borrower called in on 11/9/2017 requested payment assistance due to XXX, declined deferment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018. Borrower was contacted and the agent advised that his payment was received and the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2017. Borrower called in to go over principal and how payments are applied. Sent out full transaction history and also modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Comments suggest that bankruptcy has been discharged but there are no definite details about a bankruptcy, filing date, discharge date, case number, chapter number, etc.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000013	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2017. Borrower emailed servicer and advised that per her escrow statement, it appears the property taxes have been debited twice, borrower asked servicer to look into it. Servicer emailed back that the amount was refunded back to the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016. The borrower scheduled a payment for the same day via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000259	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2017. Authorized third party called with borrower to get account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is poor. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2017. Co-Borrower called in and stated having trouble making payments and requested assistance. Co-Borrower stated on fixed income. No indication what if any loss mediation information given to borrower. In 2015 borrower called in and stated that mortgage payments were made after retirement funds were received on the second Wednesday of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017. The borrower made a promise to pay by 12/26/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2017. The borrower called to discuss the payment amount due to a large principal payment. The call was escalated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The commentary dated 03/03/2016 reflects a discharged bankruptcy. The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The borrower is receiving XXX for unemployment from XXX.	XX/XX/XXXX	XX/XX/XXXX
647000307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017. Commentary states borrower called in to get loan number for the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2017. Account Inquiry. Borrower called in to question why two hazard insurance payments were made in 2017. The servicer advised borrower to fax in the declaration page so they can request a refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000334	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2015. The borrower called in and made a payment in amount of $1659.00 plus $19.00 processing fee and was provided with the payment confirmation number. The borrower stated reason for default was due to having problems and just wants to get caught up again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018. The borrower called for payment information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2017. The borrower verified their information and scheduled a payment of $1,673.14 for 07/12/2017. They state both they and their spouse had been ill for 3 to 6 months but their hardship is now resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000355	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2017. The servicer responded to the borrower's credit dispute in writing.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/03/2017. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower disputed credit reporting due to a prior bankruptcy filing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017. Borrower stated fine with the plan, did not want to extend.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX comments reflect borrower is potential disaster assistance eligible.	XX/XX/XXXX	XX/XX/XXXX
647000369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018. The borrower verified their information and inquired about refinancing. The call was then transferred. 02/12/2018 -- borrower called with general inquiries regarding modifications.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016. Borrower stated that they are alright with getting statements through their e-mail and had no further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000378	2	[2] Currently Delinquent Mortgage [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018. Borrower called in to accept trial mod.

12/7/2015 The borrower called in about payments stating made payment with last loan number and the payment cleared the bank and wants to know where the payment is. The agent advised that a payment was received 12/04/2015 but not in November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2018. Account inquiry. Authorized 3rd party access all loan information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018. The borrower promised to make the February and March payments on 03/25/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018. At last contact, the borrower's authorized spouse called to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000391	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2018. At last contact the borrower called to make a payment over the phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/07/2018. The dispute type is Written and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower's credit union contacted the servicer on 3/5/2018 and 3/6/2018 and sent a letter on 3/7/2018 requesting the servicer waive a prior NSF fee due to the credit union's error. The fee was waived as a courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2017. Representative advised Borrower $1,821.09 is due 08/01/2017. Borrower advised they will mail check today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018. Commentary states borrower called in to provide reason for default which was decrease in pay due to job change and to schedule a promise to pay. 03/30/2018 -- borrower called with payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2016. Borrower called to inquire about refinancing. Financial package was sent to Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000403	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018. At last contact, the borrower called inquiring about funds being posted to suspense instead of as payments. The borrower wanted additional funds posted to principal returned to them, applied as a payment, or applied to escrow. They did not want additional principal payments applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. The most recent comment regarding damage is dated XX/XX/XXXX. The borrower filed a claim for damage occurring on XX/XX/XXXX. The servicer endorsed and returned a check for $X.XX to the borrower on XX/XX/XXXX. The servicer closed the claim as non-monitored. As of XX/XX/XXXX the claim was sent to final review for closing. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018. Account inquiry. Payment inquiry advised payment was make payment online tenant have not paid rent yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018. Borrower called in to make April payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018. Payment inquiry. Advised payment is due for April in the amount of $1322.69. Offered refinance option. Transferred to refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000089	3	[3] Collection Comments - Incomplete -: Missing 04/16/2018 - 04/30/2018 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018. Promise to pay $3557.29 by 05/02/2018.via web. Borrower son will make a payment within two weeks her mother has been ill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018. Borrower called to inquire about refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018. The borrower intends on keeping the property and was not aware of the change to the account. The borrower was advised that the funds that were sent in were short and it took two payments to satisfy one. the borrower was advised of funds sitting in suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. No case details available in comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018. Borrower called in asking if there is a representative named XXX who works there. Borrower was about to file a complaint. Borrower stated about a month or two ago the borrower received a call from Darius. The borrower at the time didn't have the time to talk. The representative stated will call back again later. The borrower missed several more calls after that one. The borrower googled the number and saw a lot of complaints associated with the number. Servicer advised some calls were made by the servicer as the account was due for the April payment. The borrower has been out of work for over five years. The servicer offered a modification option. Borrower made a promise to pay by 04/27/2018. Servicer reported the calls to management.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2017. The borrower was advised on 08/23/2017 the account fell 30 days delinquent in 07/2017 due to the payment increased and the borrower paid the old amount. The borrower paid the remaining amount due of $97.01 at that time. The borrower inquired about a possible refinance at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	XX/XX/XXXX	XX/XX/XXXX
647000507	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018. The borrower verified their information and scheduled a payment for 04/05/2018. They also promised to pay $1,365.68 by 04/16/2018 to cure the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2018. Borrower called in will make payment on 1/5/2018 for 12/2017 payment and will make 1/2018 payment on 1/17/2018.

8/7/2017 Commentary states borrower called in regarding adding spouse to the account and account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2017. The borrower called in to see if servicer could remove the 22.98 late fee on her account. The representative submitted the request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. Borrower did not file bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: None	XX/XX/XXXX	XX/XX/XXXX
647000423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000510	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 01/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018. Borrower wanted to information to change insurance rep transferred call. 03/07/2018 -- borrower called needing website access and password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000514	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/02/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2017. The borrower authorized a payment in the amount of $947.26; effective 03/15/2017. The reason for delinquency was cited as a decrease in work hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified by the prior servicer.	XX/XX/XXXX	XX/XX/XXXX
647000537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018. The borrower called in to make a payment over the phone The client advised them of the fee. The borrower said they will pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000516	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018. Authorized third party called in to get equity amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/08/2016. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/18/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2017. On 09/12/2017, the borrower called in to request their 1098 form. On 07/31/2017, the borrower called to confirm which pages of the loan modification agreement they needed to sign.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000553	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018. The borrower called to dispute the due date and stated they are not behind and had set up the payment for one payment ahead. The payment was applied to principal. The servicer submitted a correction to reverse and reapply the payments correctly. The borrower also stated that the co-borrower passed away in XXXX. There was no further discussion regarding the deceased borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/17/2018. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The co-borrower called in to dispute the credit reporting stating is not behind. The servicer noted misapplied payments to principal and submitted a correction request. The issue was corrected on 01/19/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000564	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018. The borrower promised to pay $753.16 by 02/20/2018 via Mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018. The borrower called in to inquire about their escrow decreasing. The servicer advised it would be based on the escrow analysis preview.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018. Borrower promised to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2017. Borrower called with updated insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2017. The last contact was made on 2/18/2017, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018. The borrower called in stating that they sent a payment and it hasn't been drafted; the agent advised the payment was processed today and there are no late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018. The borrower had an authorized agent call in to verify escrow information on the account, the borrower only speaks Spanish.
1/8/18; Borrower called to scheduled payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2017. The borrower called to make a payment and stated reason for default as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2016. The borrower called in to discuss their escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018. The borrower called in wanting to add authorization to discuss file with wife.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2017. Borrower called in to make a payment but decided to make it online. Transferred borrower to the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000630	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017. Inbound call from borrower inquiring how to obtain authorization for son to speak on the loan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/09/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower disputes payment breakdown. Agent request payment be reversed and applied as a completed payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000636	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018. Borrower called to advise when the next payment would be received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/28/2018. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower called with a credit bureau dispute on 03/22/2018. It was corrected and resolved on 03/31/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2017. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2017. Borrower called in for information on account. Agent advised payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000072	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016. The borrower called in regarding the account being locked. The servicer was unable to unlock the account and sent the borrower a temporary password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2017. Last spoke to borrower when they called to discuss the finalized modification agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2016. Spoke with borrower regarding insurance carrier change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 11/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018. The borrower was advised that the payment was returned due to an incorrect account number and to make a double payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted XX/XX/XXXX disaster area inspection completed, no damages found.	XX/XX/XXXX	XX/XX/XXXX
647000717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018. The borrower requested their 1098 be sent to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018. Borrower scheduled payment for 4/30/18 and gave spouse authorization to spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000080	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2017. Borrower called for clarification of late fees
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018. Tax inquiry. Requested year end statement 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000729	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018. The borrower verified their information and made their payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018. On 1/2/2018 the borrower wanted to know why the payment had increased, was informed it was due to an increase in taxes. Customer RFD is excessive obligation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000748	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 07/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018. call in intends on making a payment on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000754	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 11/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2017. Borrower's husband called to make a promise to make a payment via speed pay of $2829.53 by 06/02/2017. No further contact noted, unable to determine reason for current delinquency. Prior RFD on 03/31/2017 was due to excessive obligations and loan modified in XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000757	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 11/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2015. Borrower called regarding insurance refund check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000787	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 11/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2017. Borrower was contacted, then transferred to sales.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000786	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018. At last contact, the borrower called inquiring how to pay the escrow shortage and what the new payment amount would be.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/01/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower called disputing the February payment being late as they tried to setup the payment online and it would not go through. The servicer waived the late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: A Notice of Termination of mortgage insurance was mailed on 07/24/2015.	XX/XX/XXXX	XX/XX/XXXX
647000804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016. The borrower was contacted to secure payment. A payment was taken over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018. The borrower verified their information and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2016. At last contact, the borrower called in, their financial situation was assess and options explored. The borrower was provided the phone number to reach a XXX counseling agency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000814	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2017. The borrower verified their information and discussed their payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Revised File Review-5/21/2018: Changed only most recent comment/most recent contact/most recent attempt dates per updated notes.	XX/XX/XXXX	XX/XX/XXXX
647000038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016. The borrower stated that she mailed a payment in the amount of $1934.25.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 01/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2017. The borrower called in scheduled a payment in the amount of 1350.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000807	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2017. Borrower requested assistance due to XXX and stated property damage. Associate advised borrower to set up a forbearance. Authorization was received for their spouse for the life of the loan and requested late fee in the amount of $32.30 be waived. As a one time courtesy the late charges were waived.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/29/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower was disputing timely payments and late fees. The borrower was advised late fees had been assessed due to using billpay. The servicer explained the process and offered other options to pay without delays.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Disaster inspection was cited as being completed with no damages on XX/XX/XXXX. Servicer's Responses: XX/XX/XXXX - sent to XXX on XX/XX/XXXX - request inspection; XX/XX/XXXX - inspection attached	XX/XX/XXXX	XX/XX/XXXX
647000823	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018. The borrower called in to inquire about a late charge. The servicer advised that the payment she made was for the previous month and not the current month thus a late charge was accrued.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000816	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 12/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018. The borrower called to inquire about the reinstatement amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/26/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower called about unapplied funds on account in the amount of $10.03 and was disputing payment for December since part of the payment was put in Suspense. Borrower hung up before they could finish review of dispute. 12/26/2017 comments reflect correction was done.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000831	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2017. The borrower had unexpected expenses come up; the agent reviewed payment deferral terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016. The borrower called in a promise to pay in the amount of $660.47
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2017. The borrower called in and made a payment in amount of $433.60 to be drafted on 09/13/2017 and was provided with the payment confirmation number. The borrower requested an extension on the grace period as husband is on fixed income and is paid on the 2nd Wednesday of every month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. The servicing comments reference bankruptcy calls. However, details of the bankruptcy not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2017. On 02/08/2017, the borrower called in to request their work phone number be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000841	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2015. The borrower called in with a promise to pay and asked for the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018. The borrower requested itemization of fees and details. Servicer spoke with borrower on 04/16/2018 advising they did receive the March payment; however no payment was received in February. Payment was scheduled for 04/25/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018. The servicer spoke with borrower who verified the account and borrower stated reason for default was excessive obligations. However, details of the call not provided. Borrower called to schedule a payment on 03/09/2018 stating the reason for delinquency was death in family and had related expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000047	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2017. The borrower requested to discuss the account with a Supervisor in regards to the payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000847	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018. The borrower called to discuss workout options and to review financials. The borrower stated they will be filling the information out and sending within the next 2-3 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX. A post XXX inspection was completed and indicates no damage.	XX/XX/XXXX	XX/XX/XXXX
647000860	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2017. The borrower called in to say that they did not receive the Modification packet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2017. The borrower called in and asked why their name has not been on the loan since XXXX. The call was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000010	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/01/2018. The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018. The borrower called to update mailing address and was advised she needs to ask attorney to send letter stating the bankruptcy has been released.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active. The comments indicated the borrower is in an active chapter XX bankruptcy case but the case details were not provided. The borrower was in the active bankruptcy prior to the review period. Pre and Post petition payments are being received.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018. Account inquiry. Reason for default, unemployment of spouse. Checking on amount due after today's payment. Advised amount owed will be $627.82. Will be making payment before 04/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Servicer's Responses: XX/XX/XXXX - sent to XXX on XX/XX/XXXX - request inspection	XX/XX/XXXX	XX/XX/XXXX
647000876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2017. The servicer spoke with borrower and authorized third party and advised of the delinquency and went over payment history. The third party advised will make payment in amount of $3374.90 by 08/21/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000091	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2017. Borrower called to get payment information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/05/2015. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Credit Dispute received. No changes made as credit reporting is accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000060	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2015. Outbound call: spoke to borrower and advised of total amount due. Stated can make July payment today and August payment will be made on 8/10/2015. Speedpay taken in the amount of $1431.51.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Evidence of skip tracing was done on 01/09/2018.	XX/XX/XXXX	XX/XX/XXXX
647000663	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. The borrower called to inquire how much the next payment is.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018. The borrower scheduled a payment of $2,095.96 for 03/27/2018 and 04/24/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified by the previous servicer.	XX/XX/XXXX	XX/XX/XXXX
647000650	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018. The borrower authorized a payment in the amount of $332.12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000027	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2017. The client processed a payment for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is excellent. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2017. The borrower called to set up a payment for 08/18/2017 in the amount of $1557.42.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2016. The borrower called in stating they wanted to make payments using funds in suspense account; the borrower was transferred to the loss mitigation department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2015. The borrower called in about a demand letter that she received. No additional details were provided in the commentary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018. Borrower called to inquire about account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: Disaster inspection was cited as being completed with no damages on XX/XX/XXXX.	XX/XX/XXXX	XX/XX/XXXX
647000730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2016. The borrower called scheduled payment in the amount of 2223.66.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Last attempt to reach borrower was by text message.	XX/XX/XXXX	XX/XX/XXXX
647000725	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 04/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016. Borrower stated is on an abatement. Servicer advised to send in documentation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000724	3	[3] MI Not Being Paid As Required [2] The loan is in an active forbearance plan. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018. Call Reason - Escrow Analysis customer said insurance amount was incorrect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2018. The called in regarding a payment dispute. The borrower believed they made a payment in December through the IVR. The servicer advised no payment was received and that borrower has the right to request a follow up meeting within 14 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000732	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2017. The borrower contacted the servicer on 07/17/2017 to authorize a payment in the amount of $1,174.05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000744	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. The authorized third party promised to pay $2,370.33 by 05/02/2018 via Speed-pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018. At last contact, the borrower called inquiring about the auto-pay solicitation and escrow analysis statement they had received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2017. Contact established with borrower. Borrower advised that they have been impacted by the recent natural disaster including work, family and property damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000755	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 01/01/2015 - 11/05/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. The borrower called in and cancelled ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000758	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 11/09/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 01/01/2015 - 11/05/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2017. At last contact, the borrower called in stating they had not received a billing statement in November 2017 and wanted late fee waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017. Missing payment research request. Servicer waived late fee and NSF fee as the missing payment was not the borrower's fault.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016. At last contact, the borrower called inquiring on the status of the account and was advised they are current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000775	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 01/01/2015 - 11/05/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. Spoke to borrower and provided the borrower with the XXX toll free number to reach XXX. Agent also assessed borrowers financial situation and explored options. The borrower made a promise to pay $1455.47 by 8/11/2017. On 04/30/2018 borrowers' call was transferred to 60+ department as they were told they did not have enough income to support since borrower has a loan for college tuition for son and was told to try modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000770	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 11/05/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 01/01/2015 - 10/01/2015 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018. The last borrower contact was in regards setting up a deferment; the borrower did not qualify.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000092	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 08/27/2015

[3] Pay History - Incomplete - Missing: Incomplete - Missing 01/01/2015 - 11/05/2015

[2] Currently Delinquent Mortgage

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/12/2017. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Comments reference multiple disputes received from credit bureaus. The payment history was verified and disputes were marked as resolved. There is a notation on 03/08/2018 confirming that the payment history and account status had been accurate so the credit update had been denied. No change was made.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000784	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 01/01/2015 - 07/01/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2017. Notes indicate that borrower called to request to be sent to Servicers voicemail
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018. Borrowers' son (ATP) called to schedule payment and on 02/28/2017. Comment dated 01/27/2017 borrower stated reason for delinquency being they fell and payment was scheduled with the effective date of 01/31/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016. The borrower called on 04/04/2016 inquiring about the insurance department regarding possible property loss. No further information was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	XX/XX/XXXX	XX/XX/XXXX
647000785	3	[3] Collection Comments - Incomplete -: Missing 01/01/2015 - 11/04/2015

[3] MI Not Being Paid As Required

[3] Pay History - Incomplete - Missing: Incomplete - Missing 01/01/2015 - 11/05/2015

[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2017. Borrowers' daughter called to schedule a payment with the effective date of 07/26/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Recast notice was sent on 07/13/2016.	XX/XX/XXXX	XX/XX/XXXX
647000789	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2017. An authorized third party called in and requested a new escrow analysis which was completed. The party stated payment would be made online that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018. The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018. Tax/Insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000799	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018. The borrower called to make a payment and was provided the number to the Refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2017. Borrower made a promise to make a payment by 06/19/2017 via speed pay. (Borrower called in to payoff late charges.)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 04/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2018. On 1/25/2018 the borrower called but was unable to hear and the call was dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower. The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018. The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2015. The borrower called in to update their insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000869	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018. Borrower was advised of the amount due and requested a 4 month repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX
647000862	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2018. The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2018. The borrower stated the payment received on 04/10/2018 will be NSF and wanted to make another payment. The borrower promised to pay $,2447.53 by 04/17/2018 via Speed-pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	XX/XX/XXXX	XX/XX/XXXX